UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

           Investment Company Act file number      811-05518
                                             -------------------------

                               The RBB Fund, Inc.
     -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         400 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
     -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     Edward J. Roach, President & Treasurer
                         400 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-792-2555
                                                           -------------

                       Date of fiscal year end: August 31
                                               ----------

                     Date of reporting period: May 31, 2006
                                              -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                    PAR (000)        VALUE
                                                   ------------  ---------------
CERTIFICATES OF DEPOSIT--20.4%
DOMESTIC CERTIFICATES OF DEPOSIT--3.6%
Washington Mutual Bank (A-1,P-1)
   5.040%, 06/21/06                                $     6,000   $    6,000,000
Wells Fargo Bank, N.A. (A-1+,P-1)
   4.865%, 01/31/07                                      3,500        3,500,113
                                                                 ---------------
                                                                      9,500,113
                                                                 ---------------

YANKEE DOLLAR CERTIFICATES OF DEPOSIT--16.8%
Banque Nationale De Paris (A-1+,P-1) (a)
   4.505%, 10/19/06                                      1,900        1,900,000
Barclays Bank P.L.C. (New York Branch)
   (A-1+,P-1) (a)
   4.980%, 06/29/06                                     10,000       10,000,000
Credit Suisse Group (New York Branch)
   (A-1,P-1) (a)
   5.075%, 07/10/06                                     10,975       10,975,000
Landesbank Baden-Wurttemberg (New York Branch)
   (A-1,P-1) (a)
   5.080%, 06/01/06                                     12,675       12,675,000
Mizuho Corporate Bank (New York Branch)
   (A-1,P-1) (a)
   5.010%, 06/23/06                                      2,870        2,870,000
Royal Bank of Scotland P.L.C. (New York Branch)
   (A-1+,P-1) (a)
   4.810%, 01/16/07                                      2,950        2,950,000
Societe Generale (New York Branch) (A-1+,P-1) (a)
   4.780%, 12/06/06                                      2,500        2,500,000
                                                                 ---------------
                                                                     43,870,000
                                                                 ---------------

TOTAL CERTIFICATES OF DEPOSIT
     (Cost $53,370,113)                                              53,370,113
                                                                 ---------------

COMMERCIAL PAPER--59.9%
ASSET BACKED SECURITIES--22.4%
Atlantic Asset Securitization Corp. (A-1,P-1)
   5.010%, 06/07/06                                      7,440        7,433,788
Cafco LLC (A-1+,P-1)
   4.950%, 06/20/06                                     14,000       13,963,425
Dakota CP Notes Class 2001-A3 of Citibank
   Credit Card Issuance Trust (A-1,P-1)
   5.020%, 06/23/06                                      3,000        2,990,797

                                                    PAR (000)        VALUE
                                                   ------------  ---------------
Liberty Street Funding Co. (A-1,P-1)
   4.950%, 06/29/06                                $     4,540   $    4,522,521
Monument Gardens Funding LLC (A-1,P-1)
   4.890%, 06/21/06                                      1,100        1,097,012
Park Granada LLC (A-1+,P-1)
   4.980%, 06/23/06                                     14,000       13,957,393
Park Sienna LLC (A-1+,P-1)
   5.050%, 06/26/06                                      1,100        1,096,142
Sedna Finance, Inc. (A-1+,P-1)
   5.020%, 06/22/06                                      5,700        5,683,308
Transamerica Finance Corp. (A-1+,P-1)
   5.060%, 06/26/06                                      8,000        7,971,889
                                                                 ---------------
                                                                     58,716,275
                                                                 ---------------

BANKS--18.1%
Alliance & Leicester P.L.C. (A-1,P-1)
   4.550%, 07/17/06                                      7,815        7,769,565
Bank of America Corp. (A-1+,P-1)
   4.930%, 06/28/06                                      5,100        5,081,143
   4.942%, 06/29/06                                      9,000        8,965,406
Citigroup Funding, Inc. (A-1+,P-1)
   5.010%, 06/20/06                                      2,550        2,543,257
   4.945%, 06/22/06                                     10,000        9,971,154
Fortis Banque Luxembourg (A-1+,P-1)
   5.010%, 06/19/06                                     13,000       12,967,435
                                                                 ---------------
                                                                     47,297,960
                                                                 ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT--5.6%
General Electric (A-1+,P-1)
   4.930%, 06/28/06                                     10,000        9,963,025
   5.020%, 06/29/06                                      4,800        4,781,259
                                                                 ---------------
                                                                     14,744,284
                                                                 ---------------

FINANCE SERVICES--1.0%
CIT Group, Inc. (A-1,P-1)
   4.950%, 06/26/06                                      2,500        2,491,406
                                                                 ---------------

MORTGAGE BANKERS & CORRESPONDENTS--4.8%
Countrywide Financial Corp. (A-1,P-2)
   5.050%, 06/26/06                                     12,500       12,456,163
                                                                 ---------------

PRIMARY PRODUCER OF ALUMINUM--2.7%
Alcoa, Inc. (A-2,P-1)
   5.100%, 06/01/06                                      7,034        7,034,000
                                                                 ---------------

SECURITY BROKERS & DEALERS--5.3%
Bear Stearns Co. (A-1,P-1)
   5.020%, 06/27/06                                     14,000       13,949,242
                                                                 ---------------

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                    PAR (000)        VALUE
                                                   ------------  ---------------
TOTAL COMMERCIAL PAPER
     (Cost $156,689,330)                                         $  156,689,330
                                                                 ---------------

MUNICIPAL BONDS--0.7%
PENNSYLVANIA--0.7%
Franklin County IDR (Manufacturers & Traders
   LOC) (VMIG1)
   5.130%, 06/01/06                                $     1,945        1,945,000
                                                                 ---------------

TOTAL MUNICIPAL BONDS
     (Cost $1,945,000)                                                1,945,000
                                                                 ---------------

VARIABLE RATE OBLIGATIONS--15.3%
ASSET BACKED SECURITIES--3.5%
Cullinan Finance Corp. (AAA,Aaa) (b)
   5.059%, 06/01/06                                      3,000        2,999,345
Racers Trust 2004-6-MM (A-1,P-1) (b)(c)
   5.101%, 06/22/06                                      1,000        1,000,000
Racers-2005-17-0 (A-1,P-1) (b)(c)
   5.209%, 08/21/06                                      5,000        5,000,000
                                                                 ---------------
                                                                      8,999,345
                                                                 ---------------

BANKS--3.8%
HBOS Treasury Services P.L.C. (A-1+,P-1) (b)
   5.000%, 06/26/06                                      8,000        8,000,000
Westpac Banking Corp. New York (A-1+,P-1) (b)
   4.930%, 06/12/06                                      2,000        2,000,000
                                                                 ---------------
                                                                     10,000,000
                                                                 ---------------

LIFE INSURANCE--1.9%
MetLife Global Funding, Inc. (A-1+,P-1) (b)(c)
   5.191%, 06/28/06                                      5,000        5,000,000
                                                                 ---------------

SECURITY BROKERS & DEALERS--6.1%
Greenwich Capital Holdings, Inc. (A-1+,P-1) (b)
   5.051%, 06/27/06                                     10,000       10,000,000
Merrill Lynch & Company, Inc. (A-1,P-1) (b)
   5.183%, 08/29/06                                      6,000        6,000,000
                                                                 ---------------
                                                                     16,000,000
                                                                 ---------------

TOTAL VARIABLE RATE OBLIGATIONS
     (Cost $39,999,345)                                              39,999,345
                                                                 ---------------

                                                    PAR (000)        VALUE
                                                   ------------  ---------------
MEDIUM TERM NOTES--0.8%
Toyota Motor Credit Corp. (AAA,AAA)
   3.854%, 11/02/06                                $     2,000   $    1,994,658
                                                                 ---------------

TOTAL MEDIUM TERM NOTES
     (Cost $1,994,658)                                                1,994,658
                                                                 ---------------

MASTER NOTES--2.3%
Morgan Stanley Mortgage Capital, Inc. (A-1,P-1)
   5.233%, 06/01/06                                      6,000        6,000,000
                                                                 ---------------

TOTAL MASTER NOTES
     (Cost $6,000,000)                                                6,000,000
                                                                 ---------------

REPURCHASE AGREEMENTS--1.7%
Morgan Stanley & Co. (Tri-Party Agreement dated
   5/31/06 to be repurchased at $4,400,598
   collateralized by $4,452,000 U.S. Treasury
   Notes at a rate of 6.5%, due 10/15/06,
   Market Value of collateral is $4,511,342)
   4.890%, 06/01/06                                      4,400        4,400,000
                                                                 ---------------

TOTAL REPURCHASE AGREEMENTS
     (Cost $4,400,000)                                                4,400,000
                                                                 ---------------

TOTAL INVESTMENTS AT VALUE--101.1%
(Cost $264,398,446)*                                                264,398,446
                                                                 ---------------

LIABILITIES IN EXCESS OF OTHER ASSETS--(1.1)%                        (2,832,482)
                                                                 ---------------

NET ASSETS (APPLICABLE TO 144,192,246 BEDFORD
SHARES AND 117,378,462 SANSOM STREET
SHARES )--100.0%                                                 $  261,565,964
                                                                 ---------------


* Aggregate cost is the same for financial reporting and Federal tax purposes.

(a) Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.

(b) Variable Rate Obligations -- The interest rate shown is the rate as of May 31, 2006 and the maturity date shown is the next interest rate readjustment date or the maturity date.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

INVESTMENT ABBREVIATIONS

IDR                                               Industrial Development Revenue

                 See Accompanying Notes to Financial Statements.

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              EMERGING GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                            MAY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS--98.2%

            AEROSPACE & DEFENSE--0.4%
  19,700    Allied Defense Group, Inc. (The)*                    $      422,761
   4,400    Transdigm Group, Inc.*+                                     110,836
                                                                 ---------------
                                                                        533,597
                                                                 ---------------

            AIRLINES--0.3%
  82,600    ExpressJet Holdings, Inc.*                                  484,862
                                                                 ---------------

            APPAREL--1.6%
  23,600    Guess?, Inc.*+                                              978,456
  32,500    Gymboree Corp. (The)*                                     1,150,175
  22,600    Unifi, Inc.                                                  77,970
                                                                 ---------------
                                                                      2,206,601
                                                                 ---------------

            AUTOMOBILE PARTS & EQUIPMENT--0.5%
  54,600    Accuride Corp.*+                                            626,808
   4,400    Spartan Motors, Inc.                                         61,116
                                                                 ---------------
                                                                        687,924
                                                                 ---------------

            BANKS--1.5%
  40,600    Corus Bankshares, Inc.+                                   1,146,950
  25,822    Intervest Bancshares Corp.*                               1,039,077
                                                                 ---------------
                                                                      2,186,027
                                                                 ---------------

            BEVERAGES--0.2%
   3,800    Coca Cola Bottling Co.+                                     185,630
   5,400    National Beverage Corp.*                                     70,308
                                                                 ---------------
                                                                        255,938
                                                                 ---------------

            BIOTECH--2.5%
   5,500    Adolor Corp.*+                                              128,535
  10,000    Alkermes, Inc.*                                             198,200
  13,600    Amylin Pharmaceuticals, Inc.*                               618,120
  11,560    Anika Therapeutics, Inc.*                                   121,611
   7,618    Digene Corp.*+                                              284,761
   6,500    Diversa Corp.*                                               60,905
   6,700    Exelixis, Inc.*                                              72,695
   3,700    Hana Biosciences, Inc.*+                                     32,782
  15,800    Human Genome Sciences, Inc.*+                               173,168
   7,100    ICOS Corp.*+                                                144,272
 102,193    Lexicon Genetics, Inc.*                                     510,965

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            BIOTECH--(CONTINUED)
  39,900    Ligand Pharmaceuticals, Inc., Class B*+              $      436,905
  12,000    Medarex, Inc.*+                                             123,120
   3,800    Myriad Genetics, Inc.*                                       99,218
   8,700    Regeneron Pharmaceuticals, Inc.*                            112,578
  11,900    Theravance, Inc.*                                           284,648
   8,965    ViroPharma, Inc.*                                            87,230
                                                                 ---------------
                                                                      3,489,713
                                                                 ---------------

            BUILDING & BUILDING MATERIALS--2.6%
  50,909    Builders FirstSource, Inc.*+                              1,056,871
   9,952    Cavco Industries, Inc.*                                     472,023
   8,900    Eagle Materials, Inc.                                       433,697
  39,505    Palm Harbor Homes, Inc.*+                                   763,237
  15,500    Perini Corp.*                                               380,680
  49,754    U.S. Concrete, Inc.*                                        615,954
                                                                 ---------------
                                                                      3,722,462
                                                                 ---------------

            BUILDING SUPPLIES--1.9%
  72,800    BlueLinx Holdings, Inc.                                     981,344
  35,100    Building Materials Holding Corp.                          1,001,052
  13,000    NCI Building Systems, Inc.*                                 788,320
                                                                 ---------------
                                                                      2,770,716
                                                                 ---------------

            BUSINESS SERVICES--1.6%
  18,300    Kenexa Corp*                                                554,490
  33,519    Plexus Corp.*                                             1,318,302
  43,750    TRX, Inc.*                                                  411,688
                                                                 ---------------
                                                                      2,284,480
                                                                 ---------------

            CELLULAR COMMUNICATIONS--0.2%
  18,200    Syniverse Holdings, Inc.*+                                  296,660
                                                                 ---------------

            CHEMICALS - SPECIALTY--0.9%
  71,100    Hercules, Inc.*                                           1,099,917
  11,200    ICO, Inc.*                                                   56,000
   5,700    Lesco, Inc.*                                                 89,148
                                                                 ---------------
                                                                      1,245,065
                                                                 ---------------

            COMMERCIAL BANKS--1.0%
   5,692    City Bank                                                   261,377

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            COMMERCIAL BANKS--(CONTINUED)
  59,200    Dollar Financial Corp.*+                             $    1,131,312
                                                                 ---------------
                                                                      1,392,689
                                                                 ---------------

            COMMERCIAL SERVICES--1.8%
   7,600    Chemed Corp.                                                409,260
  41,100    Rent-A-Center, Inc.*                                        977,358
   6,700    Rewards Network, Inc.*                                       56,280
  26,874    Steiner Leisure Ltd.*                                     1,120,377
                                                                 ---------------
                                                                      2,563,275
                                                                 ---------------

            COMPUTER COMPONENTS--0.7%
  25,100    Komag, Inc.*                                              1,042,403
                                                                 ---------------

            COMPUTER NETWORKING PRODUCTS--1.7%
  27,800    Adaptec, Inc.*+                                             124,266
  16,000    Black Box Corp.                                             826,400
  22,300    Foundry Networks, Inc.*                                     286,778
  25,600    Performance Technologies, Inc.*                             185,600
   8,620    Sigma Designs, Inc.*+                                       119,818
  97,500    Smart Modular Technologies, Inc.*+                          837,525
                                                                 ---------------
                                                                      2,380,387
                                                                 ---------------

            COMPUTER SERVICES--1.0%
  29,700    Altiris, Inc.*                                              518,265
  55,200    Liveperson, Inc.*                                           261,096
  27,105    Sykes Enterprises, Inc.*                                    467,290
  10,363    Syntel, Inc.+                                               238,349
                                                                 ---------------
                                                                      1,485,000
                                                                 ---------------

            COMPUTER SOFTWARE--3.2%
  28,700    American Reprographics Co.*                                 995,029
  28,600    Ansoft Corp.*                                               559,988
  90,580    Aspen Technology, Inc.*+                                  1,059,786
   9,300    Investools, Inc.*                                            81,189
  11,000    Lan Vision Systems, Inc.*+                                   66,352
  39,756    LaserCard Corp.*+                                           657,962
  99,622    Magma Design Automation, Inc.*                              696,358

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            COMPUTER SOFTWARE--(CONTINUED)
  25,800    Packeteer, Inc.*                                     $      295,410
   9,200    StarTek, Inc.+                                              138,736
                                                                 ---------------
                                                                      4,550,810
                                                                 ---------------

            COMPUTERS, SOFTWARE & SERVICING--0.9%
  50,530    Peerless Systems Corp.*                                     318,339
  81,600    RealNetworks, Inc.*                                         771,936
  12,734    Thestreet.Com, Inc.                                         150,898
                                                                 ---------------
                                                                      1,241,173
                                                                 ---------------

            CONSTRUCTION & BUILDING MATERIALS--0.4%
  14,861    Insteel Industries, Inc.                                    640,509
                                                                 ---------------

            CONSUMER PRODUCTS--0.9%
   5,800    Catalina Marketing Corp.                                    169,882
  68,079    Kimball International, Inc., Class B                      1,021,185
   1,500    Sealy Corp.*+                                                19,695
                                                                 ---------------
                                                                      1,210,762
                                                                 ---------------

            DATA PROCESSING--0.7%
  89,139    infoUSA, Inc.                                               926,154
                                                                 ---------------

            DRUGS & MEDICAL PRODUCTS--1.0%
     200    Cubist Pharmaceuticals, Inc.*                                 4,734
  39,800    Depomed, Inc.*                                              228,054
   3,800    Xenoport, Inc.*                                              84,208
  39,300    Zoll Medical Corp.*+                                      1,164,066
                                                                 ---------------
                                                                      1,481,062
                                                                 ---------------

            ELECTRICAL EQUIPMENT--0.1%
   6,869    Craftmade International, Inc.                               126,527
                                                                 ---------------

            ELECTRONIC COMPONENTS--0.4%
   6,098    Integral Systems, Inc.+                                     175,378
  26,247    Monolithic Power Systems, Inc.*                             384,519
                                                                 ---------------
                                                                        559,897
                                                                 ---------------

            ELECTRONIC COMPONENTS & ACCESSORIES--3.1%
  84,927    CEVA, Inc.*                                                 521,452
  31,964    Hittite Microwave Corp.*                                  1,136,640

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            ELECTRONIC COMPONENTS & ACCESSORIES--(CONTINUED)
  11,700    Innovex, Inc.*                                       $       50,895
  45,597    Nu Horizons Electronics Corp.*                              378,911
  58,600    Planar Systems, Inc.*                                       784,068
  47,893    Sypris Solutions, Inc.                                      408,048
  56,000    TiVo, Inc.*+                                                354,480
  57,500    TTM Technologies, Inc.*                                     840,075
                                                                 ---------------
                                                                      4,474,569
                                                                 ---------------

            ELECTRONIC MEASUREMENTS - INSTRUMENTS--0.4%
   6,944    Docucorp Intl, Inc.*                                         55,205
  10,892    MTS Systems Corp.                                           454,741
                                                                 ---------------
                                                                        509,946
                                                                 ---------------

            ENGINEERING--0.2%
   8,029    Sterling Construction Co., Inc.*+                           244,885
                                                                 ---------------

            FINANCIAL SERVICES--2.9%
  33,100    Cash America International, Inc.                          1,018,487
   7,685    GFI Group, Inc.*+                                           417,757
  38,000    Hercules Technology Growth Capital, Inc.+                   456,000
  71,500    Knight Capital Group, Inc.*                               1,102,530
   5,655    Nicholas Financial, Inc.                                     73,911
  39,200    optionsXpress Holdings, Inc.*                             1,129,352
                                                                 ---------------
                                                                      4,198,037
                                                                 ---------------

            FOOD & AGRICULTURE--0.2%
  26,922    Spartan Stores, Inc.+                                       356,717
                                                                 ---------------

            HEALTH CARE--3.9%
  21,300    Alnylam Pharmaceuticals, Inc.*+                             315,027
  19,000    Genesis HealthCare Corp.*                                   894,330
   4,400    Healthspring, Inc.*+                                         73,656
  27,990    IntegraMed America, Inc.*                                   340,079
  24,231    Kendle International, Inc.*                                 785,569
  11,214    Magellan Health Services, Inc.*                             453,606
  26,000    Molina Healthcare, Inc.*                                    983,320
  21,816    Odyssey HealthCare, Inc.*                                   355,819

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            HEALTH CARE--(CONTINUED)
  30,311    Reliv International, Inc.                            $      336,452
  24,700    Sunrise Senior Living, Inc.*+                               827,203
   5,100    Vital Images, Inc.*                                         118,779
                                                                 ---------------
                                                                      5,483,840
                                                                 ---------------

            INDUSTRIAL PARTS--0.1%
  13,500    Gerber Scientific, Inc.*                                    141,075
                                                                 ---------------

            INSURANCE - PROPERTY & CASUALTY--1.8%
  28,465    Affirmative Insurance Holdings, Inc.                        416,443
  15,600    Arch Capital Group Ltd.*                                    895,440
  16,200    Procentury Corp.                                            207,522
  25,200    Zenith National Insurance Corp.                           1,008,000
                                                                 ---------------
                                                                      2,527,405
                                                                 ---------------

            INTERNET CONTENT--0.4%
  17,800    Alloy, Inc.*                                                213,066
  35,111    United Online, Inc.                                         418,523
                                                                 ---------------
                                                                        631,589
                                                                 ---------------

            INTERNET SOFTWARE--0.7%
 117,700    SonicWALL, Inc.*                                            992,211
                                                                 ---------------

            INVESTMENT--0.2%
  14,500    Prospect Energy Corp.                                       238,380
                                                                 ---------------

            LEISURE & ENTERTAINMENT--1.8%
  31,858    Dover Downs Gaming & Entertainment, Inc.+                   809,193
  35,500    Marvel Entertainment, Inc.*+                                678,050
  37,000    Monarch Casino & Resort, Inc.*                            1,019,720
  25,788    Youbet.com, Inc.*                                           125,846
                                                                 ---------------
                                                                      2,632,809
                                                                 ---------------

            MACHINERY--1.7%
  43,536    Advanced Energy Industries, Inc.*                           613,857
  40,512    Columbus McKinnon Corp.*                                  1,065,466
  21,400    JLG Industries, Inc.                                        465,450

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            MACHINERY--(CONTINUED)
   5,000    Manitowoc Co., Inc. (The)                            $      229,950
                                                                 ---------------
                                                                      2,374,723
                                                                 ---------------

            MANUFACTURING--0.8%
  22,000    Lenox Group, Inc.*+                                         223,520
  60,800    Myers Industries, Inc.                                      966,720
                                                                 ---------------
                                                                      1,190,240
                                                                 ---------------

            MEDICAL & MEDICAL SERVICES--2.1%
   9,200    Accelrys, Inc.*                                              65,964
  32,900    IRIDEX Corp.*                                               342,160
  98,644    Osteotech, Inc.*+                                           443,898
  31,802    Pediatric Services of America, Inc.*                        416,606
  32,800    Pediatrix Medical Group, Inc.*                            1,515,032
   3,700    Schick Technologies, Inc.*+                                 155,807
                                                                 ---------------
                                                                      2,939,467
                                                                 ---------------

            MEDICAL INSTRUMENTS & SUPPLIES--4.6%
 136,948    Bruker BioSciences Corp.*                                   792,929
  63,300    Candela Corp.*+                                           1,090,026
  41,800    Cutera, Inc.*                                               689,282
  50,700    Harvard Bioscience, Inc.*                                   212,940
  70,050    Immucor, Inc.*+                                           1,274,209
  11,900    Luminex Corp.*                                              193,970
  32,400    Molecular Devices Corp.*+                                   931,176
  38,483    Natus Medical, Inc.*                                        479,883
   7,900    Neurometrix, Inc.*+                                         230,206
  15,600    Owens & Minor, Inc.+                                        463,320
   6,300    STERIS Corp.*                                               143,325
                                                                 ---------------
                                                                      6,501,266
                                                                 ---------------

            METALS--0.7%
  36,345    Gibraltar Industries, Inc.+                               1,012,208
                                                                 ---------------
            MORTGAGE--0.5%
  33,500    Fremont General Corp.                                       677,705
                                                                 ---------------

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            MUSICAL INSTRUMENTS--0.1%
   4,800    Steinway Musical Instruments, Inc.*                  $      129,840
                                                                 ---------------

            OFFICE & BUSINESS EQUIPMENT--0.8%
  23,100    United Stationers, Inc.*+                                 1,072,302
                                                                 ---------------

            OIL & GAS EQUIPMENT & SERVICES--1.6%
  16,300    Maverick Tube Corp.*                                        785,660
  50,000    Mitcham Industries, Inc.*                                   737,000
  79,700    Parker Drilling Co.*                                        588,186
   6,900    Superior Energy Services, Inc.*                             227,010
                                                                 ---------------
                                                                      2,337,856
                                                                 ---------------

            OIL & GAS FIELD EXPLORATION--4.4%
   3,100    Complete Production Services, Inc.*                          74,245
  87,500    Exploration Company of Delaware (The)*+                     806,750
  58,800    Harvest Natural Resources, Inc.*+                           812,028
  30,600    NATCO Group, Inc., Class A*                                 940,950
   7,600    St. Mary Land & Exploration Co.+                            297,084
  13,800    Todco, Class A*                                             609,546
 158,850    VAALCO Energy, Inc.*                                      1,121,481
  29,700    W&T Offshore, Inc.                                        1,139,589
  26,100    Western Refining, Inc.*                                     467,190
                                                                 ---------------
                                                                      6,268,863
                                                                 ---------------

            OIL & GAS FIELD SERVICES--2.6%
  33,300    Basic Energy Services, Inc.*                              1,094,238
  30,800    Hercules Offshore, Inc.*+                                 1,126,356
  44,300    Omni Energy Services Corp.*                                 279,090
  36,021    Trico Marine Services, Inc.*                              1,163,478
                                                                 ---------------
                                                                      3,663,162
                                                                 ---------------

            OIL REFINING--0.9%
  37,300    Alon USA Energy, Inc.*                                    1,265,216
                                                                 ---------------

            PACKAGING--0.1%
   3,900    Silgan Holdings, Inc.                                       145,821
                                                                 ---------------

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            PAPER & ALLIED PRODUCTS--0.3%
  41,700    Xerium Technologies, Inc.                            $      408,243
                                                                 ---------------

            PHARMACEUTICALS--3.7%
  18,981    Anadys Pharmaceuticals, Inc.*+                              194,935
  32,900    AVI Biopharma*                                              149,695
  23,100    CollaGenex Pharmaceuticals, Inc.*                           287,364
 123,643    Enzon Pharmaceuticals, Inc.*+                               921,140
  30,700    Indevus Pharmaceuticals, Inc.*                              152,579
  11,000    Nektar Therapeutics*+                                       219,890
  24,200    New River Pharmaceuticals, Inc.*+                           713,900
  64,100    Pain Therapeutics, Inc.*                                    544,850
  11,344    PAREXEL International Corp.*+                               325,573
  64,700    PetMed Express, Inc.*                                       800,986
   5,300    Progenics Pharmaceuticals, Inc.*                            112,413
  52,700    Valeant Pharmaceuticals International+                      906,440
                                                                 ---------------
                                                                      5,329,765
                                                                 ---------------

            POWER, DISTRIBUTION & SPECIALTY TRANSFORMERS--0.0%
   1,900    Ormat Technologies, Inc.+                                    70,813
                                                                 ---------------

            PRINTING--0.6%
  10,000    Consolidated Graphics, Inc.*                                509,400
  12,156    Stamps.com, Inc.*+                                          364,558
                                                                 ---------------
                                                                        873,958
                                                                 ---------------

            REAL ESTATE INVESTMENT TRUSTS--2.6%
  11,500    Digital Realty Trust, Inc.                                  288,650
  27,700    Entertainment Properties Trust                            1,137,085
   6,800    Equity Lifestyle Properties, Inc.+                          293,420
  43,500    Medical Properties Trust, Inc.+                             526,785
  33,400    OMEGA Healthcare Investors, Inc.                            411,822
  26,223    Taubman Centers, Inc.                                     1,020,075
                                                                 ---------------
                                                                      3,677,837
                                                                 ---------------

            RESEARCH--0.1%
  38,100    Discovery Partners International*                            94,869
                                                                 ---------------

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            RESIDENTIAL CONSTRUCTION--0.7%
  88,400    Champion Enterprises, Inc.*+                         $    1,051,960
                                                                 ---------------

            RESTAURANTS--1.0%
   2,200    Burger King Holdings, Inc.*+                                 41,140
  33,200    Domino's Pizza, Inc.                                        786,176
   1,700    Jack in the Box, Inc.*                                       70,822
  36,600    Main Street Restaurant Group, Inc.*                         228,384
  23,300    Morton's Restaurant Group, Inc.*                            357,189
                                                                 ---------------
                                                                      1,483,711
                                                                 ---------------

            RETAIL - SPECIALTY--7.3%
  43,900    Christopher & Banks Corp.                                 1,182,666
  29,872    Conn's, Inc.*                                               863,898
  36,400    Dress Barn, Inc. (The)*                                     851,396
  25,724    EZCORP, Inc., Class A*+                                     831,142
  59,600    FTD Group, Inc.*+                                           782,548
  23,500    Longs Drug Stores Corp.                                   1,081,940
  46,700    NBTY, Inc.*                                               1,224,474
  23,187    REX Stores Corp.*                                           342,240
  10,900    Shoe Carnival, Inc.*                                        253,861
  28,823    Steven Madden Ltd.*+                                        921,760
  65,000    United Retail Group, Inc.*                                  923,000
  43,600    Wolverine World Wide, Inc.                                1,000,184
   2,300    World Fuel Services Corp.                                   114,885
                                                                 ---------------
                                                                     10,373,994
                                                                 ---------------

            SCHOOLS--0.4%
  39,200    Corinthian Colleges, Inc.*                                  541,352
                                                                 ---------------

            SEMICONDUCTORS--7.1%
  52,000    Amkor Technology, Inc.*+                                    494,520
  51,000    Atheros Communications*                                   1,126,590
  25,553    Coherent, Inc.*                                             841,460
  20,600    EMCOR Group, Inc.*                                          990,654
  60,100    Fairchild Semiconductor International, Inc.*              1,049,947

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            SEMICONDUCTORS--(CONTINUED)
 118,904    Kulicke and Soffa Industries, Inc.*                  $      959,555
 153,600    LTX Corp.*                                                1,139,712
 105,103    Mattson Technology, Inc.*                                   941,723
   5,400    MKS Instruments, Inc.*                                      117,882
  17,700    Monolithic Power Systems, Inc.*                             143,901
  65,587    White Electronic Designs Corp.*                             335,150
  49,800    Zoran Corp.*                                              1,232,550
  49,300    Zygo Corp.*                                                 741,472
                                                                 ---------------
                                                                     10,115,116
                                                                 ---------------

            SERVICES - EMPLOYMENT AGENCIES--0.2%
   6,000    Administaff, Inc.+                                          230,580
                                                                 ---------------

            SERVICES - MANAGEMENT CONSULTING--0.8%
 131,400    Spherion Corp.*+                                          1,098,504
                                                                 ---------------

            STEEL--1.0%
  17,400    Chaparral Steel Co.*+                                     1,068,882
  15,793    Steel Technologies, Inc.                                    296,277
                                                                 ---------------
                                                                      1,365,159
                                                                 ---------------

            TELECOMMUNICATIONS EQUIPMENT & SERVICES--3.6%
   2,200    Commonwealth Telephone Enterprises, Inc.                     72,710
  72,600    Finisar Corp.*                                              331,782
 179,038    Glenayre Technologies, Inc.*+                               499,516
  89,400    Lightbridge, Inc.*                                        1,045,980
  58,654    Polycom, Inc.*                                            1,266,340
  95,045    Sirenza Microdevices, Inc.*+                              1,085,414
  58,400    Sycamore Networks, Inc.*+                                   258,128
  64,446    Tollgrade Communications, Inc.*                             619,970
                                                                 ---------------
                                                                      5,179,840
                                                                 ---------------

            TRANSPORTATION--4.2%
  73,282    ABX Air, Inc.*                                              493,921
  14,800    Atlas Air Worldwide Holdings, Inc.*                         769,600
  22,700    EGL, Inc.*                                                1,023,089

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            TRANSPORTATION--(CONTINUED)
  51,016    Genco Shipping & Trading Ltd.                        $      856,048
  23,000    OMI Corp.                                                   428,720
  22,100    Overseas Shipholding Group, Inc.+                         1,134,835
  35,749    Pacer International                                       1,054,953
   5,000    Quality Distribution Inc.*+                                  68,250
   7,500    TAL International Group, Inc.*                              174,076
                                                                 ---------------
                                                                      6,003,492
                                                                 ---------------

            Total Common Stocks
               (Cost $133,474,633)                                  139,674,018
                                                                 ---------------

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                                   VALUE
 (000'S)                                                               (NOTE 1)
--------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS--3.7%

  $2,389    Bear Stearns & Co., Inc. (Agreement dated
               05/31/06 to be repurchased at
               $2,389,158) 2.53%, 06/01/06,
               collateralized by $2,458,957 in U.S.
               Government Securities (Cost
               $2,388,990)**                                          2,388,990

   2,924    Bear Stearns & Co., Inc. (Agreement dated
               05/31/06 to be repurchased at
               $2,924,034) 4.9%, 06/01/06,
               collateralized by $3,009,179 in U.S.
               Government Securities (Cost
               $2,923,636)                                            2,923,636
                                                                 ---------------
            Total Repurchase Agreements
               (Cost $5,312,626)                                      5,312,626
                                                                 ---------------
Total Investments -- 101.9%
        (Cost $138,787,259)***                                      144,986,644
                                                                 ---------------

Liabilities in Excess of Other Assets -- (1.9)%                      (2,725,274)
                                                                 ---------------
Net Assets -- 100.0%                                             $  142,261,370
                                                                 ===============

____________
*     Non-income producing.

**    Investment purchased with collateral received for securities on loan.

+     Security position is either entirely or partially out on loan.

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              EMERGING GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                            MAY 31, 2006 (UNAUDITED)

*** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                             $  139,232,459

      Gross unrealized appreciation                              $   12,903,977
      Gross unrealized depreciation                                  (7,149,792)
                                                                 ---------------

      Net unrealized appreciation/(depreciation)                 $    5,754,185

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                            MAY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS--97.6%

            ADVERTISING--0.1%
   1,000    Catalina Marketing Corp.                             $       29,290
                                                                 ---------------

            AEROSPACE & DEFENSE--0.9%
   3,500    Alliant Techsystems, Inc.*                                  273,210
                                                                 ---------------

            AIRLINES--0.4%
   5,300    ExpressJet Holdings, Inc.*                                   31,111
   3,347    UAL Corp.*                                                   98,502
                                                                 ---------------
                                                                        129,613
                                                                 ---------------

            APPAREL--1.6%
   5,900    Guess?, Inc.*+                                              244,614
   6,938    Gymboree Corp. ( The)*                                      245,536
                                                                 ---------------
                                                                        490,150
                                                                 ---------------

            AUTOMOBILE PARTS & EQUIPMENT--0.3%
   4,000    Accuride Corp.*+                                             45,920
     700    Group 1 Automotive, Inc.+                                    42,539
                                                                 ---------------
                                                                         88,459
                                                                 ---------------

            AUTOMOBILES & TRUCKS--1.0%
   6,600    Navistar International Corp.*                               175,428
   2,600    Oshkosh Truck Corp.                                         137,410
                                                                 ---------------
                                                                        312,838
                                                                 ---------------

            BANKS--1.2%
   7,700    Corus Bankshares, Inc.                                      217,525
   1,100    First Community Bancorp, Inc.                                63,866
   2,091    Intervest Bancshares Corp.*                                  84,142
                                                                 ---------------
                                                                        365,533
                                                                 ---------------

            BIOTECHNOLOGY--2.1%
   2,300    Alkermes, Inc.*                                              45,586
   1,300    Amylin Pharmaceuticals, Inc.                                 59,085
   1,100    Anadys Pharmaceuticals, Inc.*+                               11,297
   5,572    Kendle International, Inc.*                                 180,644
   2,500    Lexicon Genetics, Inc.*                                      12,500
   2,900    Ligand Pharmaceuticals, Inc., Class B*+                      31,755
   1,200    Medarex, Inc.*+                                              12,312
  12,200    Millennium Pharmaceuticals, Inc.*                           104,432

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            BIOTECHNOLOGY--(CONTINUED)
   4,548    New River Pharmaceuticals, Inc.*                     $      134,166
   3,500    Pain Therapeutics, Inc.*                                     29,750
     600    Theravance, Inc.*                                            14,352
                                                                 ---------------
                                                                        635,879
                                                                 ---------------

            BUILDING & BUILDING MATERIALS--2.3%
  12,070    BlueLinx Holdings, Inc.                                     162,704
   9,280    Builders FirstSource, Inc.*                                 192,653
   7,700    Building Materials Holding Corp.                            219,604
     400    Eagle Materials, Inc.                                        19,492
     800    NCI Building Systems, Inc.*                                  48,512
   3,374    U.S. Concrete, Inc.*                                         41,770
                                                                 ---------------
                                                                        684,735
                                                                 ---------------

            CHEMICALS - DIVERSIFIED--0.8%
  12,100    Celanese Corp., Series A+                                   238,491
                                                                 ---------------

            CHEMICALS - SPECIALTY--1.4%
   6,100    Hercules, Inc.*                                              94,367
   6,972    RPM International, Inc.                                     129,888
   7,200    Valspar Corp. ( The )+                                      198,144
                                                                 ---------------
                                                                        422,399
                                                                 ---------------

            COMMERCIAL SERVICES--2.6%
   1,600    Convergys Corp.*                                             29,824
  24,199    Emdeon Corp.*                                               280,950
   8,700    Equifax, Inc.                                               313,896
   4,000    Steiner Leisure Ltd.*                                       166,760
                                                                 ---------------
                                                                        791,430
                                                                 ---------------

            COMPUTER COMPONENTS--0.7%
   5,024    Komag, Inc.*                                                208,647
                                                                 ---------------

            COMPUTER NETWORKING PRODUCTS--2.0%
   7,468    Atheros Communications*                                     164,968
   3,207    Black Box Corp.                                             165,642
  11,500    Brocade Communications Systems, Inc.*                        70,265
   7,100    Foundry Networks, Inc.*                                      91,306
   6,511    LaserCard Corp.*                                            107,757
                                                                 ---------------
                                                                        599,938
                                                                 ---------------

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            COMPUTER SERVICES--1.1%
   4,800    DST Systems, Inc.*                                   $      282,240
     900    Liveperson, Inc.*                                             4,257
   3,600    Sykes Enterprises, Inc.*                                     62,064
                                                                 ---------------
                                                                        348,561
                                                                 ---------------

            COMPUTER SOFTWARE--3.9%
   1,500    Altiris, Inc.*                                               26,175
     700    Ansoft Corp.*                                                13,706
  17,346    Aspen Technology, Inc.*+                                    202,948
  12,900    BMC Software, Inc.*                                         259,935
  17,200    Cadence Design Systems, Inc.*+                              310,288
   5,800    Magma Design Automation, Inc.*                               40,542
   5,300    SYNNEX Corp.*                                                95,082
  11,535    Synopsys, Inc.*                                             235,660
                                                                 ---------------
                                                                      1,184,336
                                                                 ---------------

            COMPUTER STORAGE DEVICES--0.3%
   9,859    Smart Modular Technologies, Inc.*                            84,689
                                                                 ---------------

            CONSTRUCTION & BUILDING MATERIALS--0.8%
   4,900    Foster Wheeler Ltd.*                                        216,825
     700    Sterling Construction Co., Inc.*+                            21,350
                                                                 ---------------
                                                                        238,175
                                                                 ---------------

            CONSUMER PRODUCTS--1.7%
   3,600    Alberto-Culver Co. Class B                                  167,436
   2,300    Energizer Holdings, Inc.*+                                  120,198
   2,000    Kimball International, Inc., Class B                         30,000
  14,500    PetMed Express, Inc.*                                       179,510
     300    Sealy Corp.*+                                                 3,939
                                                                 ---------------
                                                                        501,083
                                                                 ---------------

            DATA PROCESSING--0.4%
     700    Global Payments, Inc.                                        32,606
   9,300    infoUSA, Inc.*                                               96,627
                                                                 ---------------
                                                                        129,233
                                                                 ---------------

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            ELECTRONIC COMPONENTS & ACCESSORIES--2.5%
   4,320    Hittite Microwave Corp.*                             $      153,619
   7,421    Planar Systems, Inc.*                                        99,293
   6,600    Plexus Corp.*                                               259,578
  15,300    Solectron Corp.*+                                            54,468
   2,800    Thomas & Betts Corp.*                                       161,000
   3,100    TTM Technologies, Inc.*                                      45,291
                                                                 ---------------
                                                                        773,249
                                                                 ---------------

            ELECTRONIC MEASUREMENTS - INSTRUMENTS--0.7%
   2,400    MTS Systems Corp.                                           100,200
   8,227    Zygo Corp.*                                                 123,734
                                                                 ---------------
                                                                        223,934
                                                                 ---------------

            FINANCIAL SERVICES--2.1%
   7,200    Cash America International, Inc.                            221,544
   1,000    Dollar Financial Corp.*+                                     19,110
   1,583    GFI Group, Inc.*+                                            86,052
   4,700    Knight Capital Group, Inc.*                                  72,474
   8,300    optionsXpress Holdings, Inc.                                239,123
                                                                 ---------------
                                                                        638,303
                                                                 ---------------

            FOOD & AGRICULTURE--0.3%
     300    Imperial Sugar Co.                                            6,978
   5,678    Spartan Stores, Inc.+                                        75,233
                                                                 ---------------
                                                                         82,211
                                                                 ---------------

            HEALTH CARE--2.1%
     700    Health Net, Inc.*                                            30,114
     686    Magellan Health Services, Inc.*                              27,749
   5,770    Manor Care, Inc.+                                           267,959
   4,300    Molina Healthcare, Inc.*                                    162,626
   5,463    Odyssey HealthCare, Inc.*                                    89,101
   1,500    Reliv International, Inc.                                    16,650
   1,300    Sunrise Senior Living, Inc.*+                                43,537
                                                                 ---------------
                                                                        637,736
                                                                 ---------------

            HOSPITALS--2.0%
   9,000    Community Health Systems, Inc.*                             339,300

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            HOSPITALS--(CONTINUED)
   5,400    Universal Health Services, Inc., Class B+            $      274,104
                                                                 ---------------
                                                                        613,404
                                                                 ---------------

            INSURANCE - HEALTH & LIFE--0.7%
   4,200    Reinsurance Group of America, Inc.                          199,290
                                                                 ---------------

            INSURANCE - PROPERTY & CASUALTY--3.9%
   4,000    Arch Capital Group Ltd.*                                    229,600
   9,300    IPC Holdings Ltd.                                           226,734
   8,700    Platinum Underwriters Holdings Ltd.                         234,378
   5,900    RenaissanceRe Holdings Ltd.                                 265,795
   5,300    Zenith National Insurance Corp.                             212,000
                                                                 ---------------
                                                                      1,168,507
                                                                 ---------------

            INTERNET CONTENT--0.3%
   8,806    United Online, Inc.                                         104,968
                                                                 ---------------

            INTERNET SOFTWARE--1.2%
   2,500    McAfee, Inc.*                                                59,125
  13,800    RealNetworks, Inc.*                                         130,548
  16,500    SonicWALL, Inc.*                                            139,095
     827    Stamps.com, Inc.*                                            24,802
                                                                 ---------------
                                                                        353,570
                                                                 ---------------

            LEISURE & ENTERTAINMENT--0.5%
   4,500    Marvel Entertainment, Inc.*+                                 85,950
   1,992    Monarch Casino & Resort, Inc.*                               54,900
                                                                 ---------------
                                                                        140,850
                                                                 ---------------

            MACHINERY--1.1%
   9,505    Columbus McKinnon Corp.*                                    249,981
   3,400    JLG Industries, Inc.                                         73,950
                                                                 ---------------
                                                                        323,931
                                                                 ---------------

            MANUFACTURING--2.9%
   3,120    Carlisle Companies, Inc.                                    253,344
   2,800    Freightcar America, Inc.                                    169,008
   1,830    Insteel Industries, Inc.                                     78,873

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            MANUFACTURING--(CONTINUED)
     400    Manitowoc Co., Inc. (The)                            $       18,396
   2,200    Maverick Tube Corp.*                                        106,040
   8,400    Myers Industries, Inc.                                      133,560
   2,500    Roper Industries, Inc.+                                     117,100
                                                                 ---------------
                                                                        876,321
                                                                 ---------------

            MEDICAL & MEDICAL SERVICES--1.8%
   6,750    Lincare Holdings, Inc.*                                     251,775
   6,600    Pediatrix Medical Group, Inc.*                              304,854
                                                                 ---------------
                                                                        556,629
                                                                 ---------------

            MEDICAL INSTRUMENTS & SUPPLIES--3.7%
  14,200    Candela Corp.*                                              244,524
   7,923    Cutera, Inc.*                                               130,650
   4,200    DENTSPLY International, Inc.+                               251,160
   1,100    Henry Schein, Inc.*                                          50,699
   6,600    Immucor, Inc.*                                              120,054
   1,000    Molecular Devices Corp.*+                                    28,740
   2,500    Natus Medical, Inc.*                                         31,175
     900    Owens & Minor, Inc.                                          26,730
   4,300    Waters Corp.*                                               179,095
   2,320    Zoll Medical Corp.*+                                         68,719
                                                                 ---------------
                                                                      1,131,546
                                                                 ---------------

            METALS--0.1%
   1,500    Gibraltar Industries, Inc.+                                  41,775
                                                                 ---------------

            MORTGAGE--1.0%
   9,700    Fremont General Corp.                                       196,231
   2,400    IndyMac Bancorp, Inc.                                       110,160
                                                                 ---------------
                                                                        306,391
                                                                 ---------------

            OFFICE & BUSINESS EQUIPMENT--1.5%
   6,469    Tech Data Corp.*                                            234,824
   4,728    United Stationers, Inc.*                                    219,474
                                                                 ---------------
                                                                        454,298
                                                                 ---------------

            OIL & GAS EQUIPMENT & SERVICES--3.4%
   5,300    Grant Prideco, Inc.*                                        254,612

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            OIL & GAS EQUIPMENT & SERVICES--(CONTINUED)
   2,775    Mitcham Industries, Inc.*                            $       40,903
   6,200    NATCO Group, Inc., Class A*                                 190,650
  10,400    Parker Drilling Co.*                                         76,752
   3,500    Patterson-UTI Energy, Inc.                                  104,650
   9,100    Pride International, Inc.*                                  294,385
   1,100    Universal Compression Holdings, Inc.*                        63,932
                                                                 ---------------
                                                                      1,025,884
                                                                 ---------------

            OIL & GAS FIELD EXPLORATION--3.6%
     700    Complete Production Services, Inc.*                          16,765
  18,300    Exploration Company of Delaware (The)*+                     168,726
  12,200    Harvest Natural Resources, Inc.*                            168,482
     700    St. Mary Land & Exploration Co.+                             27,363
   5,000    Unit Corp.*                                                 299,600
  23,100    VAALCO Energy, Inc.*                                        163,086
   6,300    W&T Offshore, Inc.                                          241,731
                                                                 ---------------
                                                                      1,085,753
                                                                 ---------------

            OIL & GAS FIELD SERVICES--1.9%
   4,800    Basic Energy Services, Inc.*                                157,728
   5,038    Hercules Offshore, Inc.*                                    184,240
   7,400    Trico Marine Services, Inc.*                                239,020
                                                                 ---------------
                                                                        580,988
                                                                 ---------------

            OIL REFINING--1.1%
   7,300    Alon USA Energy, Inc.                                       247,616
   5,500    Western Refining, Inc.                                       98,450
                                                                 ---------------
                                                                        346,066
                                                                 ---------------

            PACKAGING--0.1%
     400    Silgan Holdings, Inc.                                        14,956
                                                                 ---------------

            PHARMACEUTICALS--1.9%
   3,700    Charles River Laboratories International, Inc.*             148,148
   8,188    Endo Pharmaceuticals Holdings, Inc.*+                       240,236

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            PHARMACEUTICALS--(CONTINUED)
  10,800    Enzon Pharmaceuticals, Inc.*+                        $       80,460
      22    PAREXEL International Corp.*+                                   631
   5,800    Valeant Pharmaceuticals International+                       99,760
   1,875    ViroPharma, Inc.*                                            18,244
                                                                 ---------------
                                                                        587,479
                                                                 ---------------

            PRINTING--0.5%
   2,442    American Reprographics Co.*                                  84,664
   1,588    Consolidated Graphics, Inc.*                                 80,893
                                                                 ---------------
                                                                        165,557
                                                                 ---------------

            REAL ESTATE--0.3%
   1,000    CB Richard Ellis Group, Inc.*                                77,370
                                                                 ---------------

            REAL ESTATE INVESTMENT TRUSTS--2.9%
   3,200    Digital Realty Trust, Inc.                                   80,320
   4,000    Entertainment Properties Trust                              164,200
   1,800    Equity Lifestyle Properties, Inc.+                           77,670
   1,300    Medical Properties Trust, Inc.+                              15,743
   6,300    Mills Corp. (The)                                           194,481
   1,200    SL Green Realty Corp.                                       119,052
   6,100    Taubman Centers, Inc.                                       237,290
                                                                 ---------------
                                                                        888,756
                                                                 ---------------

            RESIDENTIAL CONSTRUCTION--0.5%
     669    Cavco Industries, Inc.*                                      31,731
  10,900    Champion Enterprises, Inc.*                                 129,710
                                                                 ---------------
                                                                        161,441
                                                                 ---------------

            RESTAURANTS--1.9%
   8,600    Brinker International, Inc.                                 315,620
     400    Burger King Holdings, Inc.*+                                  7,480
   9,000    Domino's Pizza, Inc.                                        213,120
     700    Jack in the Box, Inc.*                                       29,162
   1,600    Morton's Restaurant Group, Inc.*                             24,528
                                                                 ---------------
                                                                        589,910
                                                                 ---------------

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            RETAIL - SPECIALTY--9.3%
   7,100    AnnTaylor Stores Corp.*                              $      273,066
   4,700    Barnes & Noble, Inc.+                                       179,446
   6,150    Brown Shoe Co., Inc.                                        216,357
   7,900    Christopher & Banks Corp.                                   212,826
   1,700    Claire's Stores, Inc.                                        46,189
   6,469    Conn's, Inc.*                                               187,083
   2,011    Dollar Tree Stores, Inc.*                                    53,151
   8,706    Dress Barn, Inc. (The)*                                     203,633
   5,193    EZCORP, Inc., Class A*+                                     167,786
   2,000    FTD Group, Inc.*                                             26,260
   1,700    Longs Drug Stores Corp.                                      78,268
   8,800    NBTY, Inc.*                                                 230,736
   6,099    Officemax, Inc.                                             252,072
  11,200    Rent-A-Center, Inc.*                                        266,336
     400    Select Comfort Corp.*+                                       13,104
     800    Shoe Carnival, Inc.*                                         18,632
   7,120    Steven Madden Ltd.*+                                        227,697
   3,638    United Retail Group, Inc.*                                   51,660
   4,800    Wolverine World Wide, Inc.                                  110,112
                                                                 ---------------
                                                                      2,814,414
                                                                 ---------------

            SAVINGS & LOAN ASSOCIATIONS--0.4%
   2,300    FirstFed Financial Corp.*+                                  133,032
                                                                 ---------------

            SCHOOLS--0.6%
   1,100    Career Education Corp.*                                      35,849
  10,600    Corinthian Colleges, Inc.*                                  146,386
                                                                 ---------------
                                                                        182,235
                                                                 ---------------

            SEMICONDUCTORS--4.4%
   3,700    Advanced Energy Industries, Inc.*                            52,170
   3,100    Amkor Technology, Inc.*                                      29,481
   3,900    Applied Micro Circuits Corp.*+                               11,466
   3,717    Coherent, Inc.*                                             122,401
   3,100    EMCOR Group, Inc.*                                          149,079

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            SEMICONDUCTORS--(CONTINUED)
   3,600    Fairchild Semiconductor International, Inc.*         $       62,892
   9,800    Kulicke and Soffa Industries, Inc.*                          79,086
   4,200    Lam Research Corp.*                                         188,118
  20,400    LTX Corp.*                                                  151,368
  19,245    Mattson Technology, Inc.*                                   172,435
   1,800    MEMC Electronic Materials, Inc.*                             63,036
     700    MKS Instruments, Inc.*                                       15,281
     311    Monolithic Power Systems, Inc.*                               4,556
   9,600    Zoran Corp.*                                                237,600
                                                                 ---------------
                                                                      1,338,969
                                                                 ---------------

            SERVICES - EMPLOYMENT AGENCIES--0.1%
     900    Administaff, Inc.+                                           34,587
                                                                 ---------------

            SERVICES - MANAGEMENT CONSULTING--0.7%
  24,800    Spherion Corp.*                                             207,328
                                                                 ---------------

            STEEL--1.2%
   3,900    Chaparral Steel Co.*                                        239,577
   3,892    Olympic Steel, Inc.+                                        129,681
                                                                 ---------------
                                                                        369,258
                                                                 ---------------

            TELECOMMUNICATIONS EQUIPMENT & SERVICES--4.2%
   7,000    Finisar Corp.*                                               31,990
  20,200    Glenayre Technologies, Inc.*+                                56,358
   7,300    Harris Corp.+                                               297,256
   5,775    Lightbridge, Inc.*                                           67,567
  11,400    Polycom, Inc.*                                              246,126
  16,621    Sirenza Microdevices, Inc.*                                 189,812
   7,100    Sycamore Networks, Inc.*+                                    31,382
   2,800    Syniverse Holdings, Inc.*                                    45,640
   7,957    TiVo, Inc.*+                                                 50,368
   3,900    Tollgrade Communications, Inc.*                              37,518
   4,326    West Corp.*                                                 209,898
                                                                 ---------------
                                                                      1,263,915
                                                                 ---------------

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                            MAY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            TRANSPORTATION--3.0%
   1,300    ABX Air, Inc.*                                       $        8,762
   2,200    Atlas Air Worldwide Holdings, Inc.*                         114,400
   4,797    EGL, Inc.*                                                  216,201
   5,700    Genco Shipping & Trading Ltd.                                95,646
   5,000    Overseas Shipholding Group, Inc.+                           256,750
   6,930    Pacer International, Inc.                                   204,504
                                                                 ---------------
                                                                        896,263
                                                                 ---------------

            UTILITIES--0.8%
   7,100    Energen Corp.                                               240,548
                                                                 ---------------

            WASTE MANAGEMENT--0.8%
   7,400    Metal Management, Inc.                                      232,286
                                                                 ---------------

            Total Common Stocks
              (Cost $29,253,050)                                     29,620,597
                                                                 ---------------

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT
 (000'S)                                                                  VALUE
--------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS--4.7%

    $708    Bear Stearns & Co., Inc. (Agreement dated
               05/31/06 to be repurchased at
               $708,584) 4.9%, 06/01/06,
               collateralized by $730,730 in
               U.S. Government Securities (Cost $708,488)               708,488

     717    Bear Stearns & Co., Inc. (Agreement dated
               05/31/06 to be repurchased at
               $716,730) 2.53%, 06/01/06,
               collateralized by $737,140 in U.S.
               Government Securities (Cost
               $716,680)**                                              716,680
                                                                 ---------------

            Total Repurchase Agreements
               (Cost $1,425,168)                                      1,425,168
                                                                 ---------------

Total Investments -- 102.3%
   (Cost $30,678,218)***                                             31,045,765
                                                                 ---------------

Liabilities In Excess Of Other Assets -- (2.3)%                        (689,848)
                                                                 ---------------
Net Assets -- 100.0%                                             $   30,355,917
                                                                 ===============

----------
*     Non-income producing.

**    Investment purchased with collateral received for securities on loan.

+     Security position is either entirely or partially out on loan.

*** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                             $   31,068,872

      Gross unrealized appreciation                              $    1,468,840
      Gross unrealized depreciation                                  (1,491,947)
                                                                 --------------

      Net unrealized depreciation                                $      (23,107)

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                                  MID CAP FUND
                            PORTFOLIO OF INVESTMENTS
                            MAY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS--95.9%

            ADVERTISING--1.0%
   4,500    Omnicom Group, Inc.+                                 $      427,995
                                                                 ---------------

            AEROSPACE & DEFENSE--2.9%
   6,400    General Dynamics Corp.                                      407,296
   6,500    Northrop Grumman Corp.                                      420,420
   8,100    Raytheon Co.                                                371,385
                                                                 ---------------
                                                                      1,199,101
                                                                 ---------------

            AIRLINES--2.2%
  33,852    Southwest Airlines Co.                                      545,017
  12,715    UAL Corp.*                                                  374,202
                                                                 ---------------
                                                                        919,219
                                                                 ---------------

            APPAREL--1.2%
   8,000    VF Corp.                                                    503,440
                                                                 ---------------

            BANKS--4.2%
   9,700    BB&T Corp.                                                  403,229
   9,200    Comerica, Inc.                                              503,700
  16,700    Sky Financial Group, Inc.                                   410,820
   6,500    UnionBanCal Corp.+                                          439,725
                                                                 ---------------
                                                                      1,757,474
                                                                 ---------------

            BEVERAGES--1.1%
  14,500    Pepsi Bottling Group, Inc. (The)                            454,430
                                                                 ---------------

            CHEMICALS - DIVERSIFIED--3.2%
  20,500    Celanese Corp., Series A+                                   404,055
   6,800    FMC Corp.                                                   439,076
   7,400    PPG Industries, Inc.                                        476,116
                                                                 ---------------
                                                                      1,319,247
                                                                 ---------------

            CHEMICALS - SPECIALTY--1.0%
  22,000    RPM International, Inc.                                     409,860
                                                                 ---------------

            COMMERCIAL SERVICES--1.1%
  12,500    Equifax, Inc.                                               451,000
                                                                 ---------------

            COMPUTER NETWORKING PRODUCTS--0.8%
   3,900    Foundry Networks, Inc.*                                      50,154
  13,900    Synopsys, Inc.*                                             283,977
                                                                 ---------------
                                                                        334,131
                                                                 ---------------

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            COMPUTER PERIPHERALS--1.3%
   9,100    Lexmark International, Inc., Class A*+               $      520,975
                                                                 ---------------

            COMPUTER SOFTWARE--1.3%
   2,200    Cadence Design Systems, Inc.*+                               39,688
   9,300    Intuit, Inc.*                                               514,197
                                                                 ---------------
                                                                        553,885
                                                                 ---------------

            CONSUMER PRODUCTS--1.1%
   5,300    Black & Decker Corp. (The)                                  460,888
                                                                 ---------------

            CONSTRUCTION & BUILDING MATERIALS--0.9%
   8,700    Foster Wheeler Ltd.*                                        384,975
                                                                 ---------------

            ELECTRICAL EQUIPMENT--0.8%
   8,500    Edison International*                                       333,540
                                                                 ---------------

            ELECTRONIC COMPONENTS & ACCESSORIES--1.3%
   9,000    Thomas & Betts Corp.*                                       517,500
                                                                 ---------------

            ENERGY--1.1%
   7,900    TXU Corp.                                                   452,670
                                                                 ---------------

            ENVIRONMENTAL SERVICES--0.1%
   1,400    Waste Management, Inc.                                       51,268
                                                                 ---------------

            FINANCIAL SERVICES--2.2%
  10,100    CIT Group, Inc.                                             519,140
  10,500    Countrywide Financial Corp.                                 401,940
                                                                 ---------------
                                                                        921,080
                                                                 ---------------

            FOOD--0.9%
  10,170    Hormel Foods Corp.                                          365,205
                                                                 ---------------

            FOOD & AGRICULTURE--0.3%
   2,500    General Mills, Inc.                                         129,725
                                                                 ---------------

            HAZARDOUS WASTE MANAGEMENT--1.2%
  12,000    Republic Services, Inc.                                     489,600
                                                                 ---------------

            HEALTH CARE--0.8%
   6,800    Caremark Rx, Inc.*+                                         326,196
                                                                 ---------------

            HOSPITALS--1.1%
  12,400    Community Health Systems, Inc.*                             467,480
                                                                 ---------------

            INSURANCE - HEALTH & LIFE--2.3%
  15,200    Genworth Financial, Inc., Class A+                          509,048

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            INSURANCE - HEALTH & LIFE--(CONTINUED)
  10,100    Nationwide Financial Services, Inc., Class A+        $      437,330
                                                                 ---------------
                                                                        946,378
                                                                 ---------------

            INSURANCE - PROPERTY & CASUALTY--4.2%
   8,100    ACE Ltd.                                                    419,337
  19,400    Fidelity National Title Group, Inc.                         423,696
   9,400    RenaissanceRe Holdings Ltd.                                 423,470
   8,700    SAFECO Corp.                                                481,719
                                                                 ---------------
                                                                      1,748,222
                                                                 ---------------

            INTERNET CONTENT--0.1%
   2,750    Liberty Media Holding Corp.*                                 49,390
                                                                 ---------------

            INTERNET SOFTWARE--1.0%
  17,400    McAfee, Inc.*                                               411,510
                                                                 ---------------

            LEISURE & ENTERTAINMENT--1.3%
   4,800    CBS Corp.                                                   124,368
  11,200    Royal Caribbean Cruises Ltd.                                426,496
                                                                 ---------------
                                                                        550,864
                                                                 ---------------

            MANUFACTURING--2.5%
   1,500    Carlisle Companies, Inc.                                    121,800
   6,900    Eaton Corp.                                                 507,426
   9,700    Ingersoll-Rand Co. Ltd., Class A                            423,017
                                                                 ---------------
                                                                      1,052,243
                                                                 ---------------

            MEDICAL & MEDICAL SERVICES--2.2%
  11,800    Lincare Holdings, Inc.*                                     440,140
   9,700    Manor Care, Inc.+                                           450,468
     800    Pediatrix Medical Group, Inc.*                               36,952
                                                                 ---------------
                                                                        927,560
                                                                 ---------------

            MEDICAL INSTRUMENTS & SUPPLIES--5.7%
  11,500    Baxter International, Inc.                                  433,550
   7,000    Becton, Dickinson & Co.                                     423,010
   7,300    C.R. Bard, Inc.                                             540,273
   7,400    Hillenbrand Industries, Inc.                                373,996

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            MEDICAL INSTRUMENTS & SUPPLIES--(CONTINUED)
  11,600    McKesson Corp.                                       $      574,200
                                                                 ---------------
                                                                      2,345,029
                                                                 ---------------

            MORTGAGE--1.1%
   9,700    IndyMac Bancorp, Inc.                                       445,230
                                                                 ---------------

            MULTIMEDIA/PUBLISHING--2.0%
   7,000    Gannett Co., Inc.+                                          378,070
  14,300    R.R. Donnelley & Sons Co.                                   460,174
                                                                 ---------------
                                                                        838,244
                                                                 ---------------

            OFFICE & BUSINESS EQUIPMENT--1.1%
  11,600    Pitney Bowes, Inc.                                          473,048
                                                                 ---------------

            OIL & GAS FIELD EXPLORATION--7.4%
   7,200    Devon Energy Corp.                                          412,992
   7,100    EOG Resources, Inc.+                                        466,186
  10,100    Grant Prideco, Inc.*                                        485,204
  14,500    Pride International, Inc.*                                  469,075
   7,000    Ultra Petroleum Corp.*                                      402,850
   7,300    Unit Corp.*                                                 437,416
  10,900    W&T Offshore, Inc.                                          418,233
                                                                 ---------------
                                                                      3,091,956
                                                                 ---------------

            OIL REFINING--0.1%
     600    Sunoco, Inc.                                                 41,154
                                                                 ---------------

            PAPER & ALLIED PRODUCTS--1.0%
  17,800    Louisiana-Pacific Corp.                                     431,828
                                                                 ---------------

            PHARMACEUTICALS--3.5%
   2,600    Biogen Idec, Inc.*                                          121,238
  14,800    Endo Pharmaceuticals Holdings, Inc.*+                       434,232
   6,200    Gilead Sciences, Inc.*                                      355,446
  11,600    Hospira, Inc.*                                              519,796
                                                                 ---------------
                                                                      1,430,712
                                                                 ---------------

            REAL ESTATE INVESTMENT TRUSTS--7.5%
  12,000    CBL & Associates Properties, Inc.                           448,920
  10,700    General Growth Properties, Inc.+                            468,232

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)
  26,500    Host Marriott Corp.                                  $      531,855
  10,700    Mills Corp. (The)                                           330,309
  13,800    Plum Creek Timber Co., Inc.                                 493,350
   4,600    SL Green Realty Corp.                                       456,366
   9,800    Taubman Centers, Inc.                                       381,220
                                                                 ---------------
                                                                      3,110,252
                                                                 ---------------

            RESIDENTIAL CONSTRUCTION--0.8%
     560    NVR, Inc.*                                                  341,040
                                                                 ---------------

            RESTAURANTS--1.7%
   7,000    Brinker International, Inc.                                 256,900
   8,500    Yum! Brands, Inc.                                           428,400
                                                                 ---------------
                                                                        685,300
                                                                 ---------------

            RETAIL - SPECIALTY--4.0%
  11,300    AnnTaylor Stores Corp.*                                     434,598
   7,500    Bed, Bath & Beyond, Inc.*                                   263,775
  13,800    Office Depot, Inc.*                                         573,666
  16,100    Staples, Inc.                                               378,189
                                                                 ---------------
                                                                      1,650,228
                                                                 ---------------

            SEMICONDUCTORS--4.0%
  18,100    Freescale Semiconductor, Inc.*                              564,901
  10,500    Lam Research Corp.*                                         470,295
  12,200    MEMC Electronic Materials, Inc.*                            427,244
  10,700    Micron Technology, Inc.*+                                   177,192
                                                                 ---------------
                                                                      1,639,632
                                                                 ---------------

            SERVICES - MANAGEMENT CONSULTING--1.0%
  14,200    Accenture Ltd., Class A*                                    399,730
                                                                 ---------------

            TELECOMMUNICATIONS EQUIPMENT & SERVICES--1.1%
   9,500    West Corp.*                                                 460,940
                                                                 ---------------

            TOBACCO--0.4%
   3,900    Loews Corp.-Carolina Group                                  181,116
                                                                 ---------------

            TRANSPORTATION--1.0%
   8,800    EGL, Inc.*                                                  396,616
                                                                 ---------------

--------------------------------------------------------------------------------
  SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            UTILITIES--4.7%
   1,400    AGL Resources, Inc.                                  $       51,198
  16,900    American Electric Power Co.,Inc.                            579,163
  13,600    Energen Corp.                                               460,768
   6,900    National Fuel Gas Co.                                       247,020
  14,200    ONEOK, Inc.                                                 476,978
   6,000    UGI Corp.                                                   139,560
                                                                 ---------------
                                                                      1,954,687
                                                                 ---------------

            WHOLESALE - DISTRIBUTION--1.1%
  15,600    SUPERVALU, Inc.+                                            454,896
                                                                 ---------------

            Total Common Stocks
                 (Cost $38,622,947)                                  39,808,689
                                                                 ---------------

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT
(000'S)                                                                   VALUE
--------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS--5.5%

  $1,043    Bear Stearns & Co., Inc. (Agreement dated 05/31/06
               to be repurchased at $1,043,305) 2.53%,
               06/01/06, collateralized by $1,076,865 in
               U.S. Government Securities (Cost $1,043,232)**         1,043,232

   1,253    Bear Stearns & Co., Inc. (Agreement dated 05/31/06
               to be repurchased at $1,252,909) 4.9%,
               06/01/06, collateralized by $1,288,393 in
               U.S. Government Securities (Cost $1,252,738)           1,252,738
                                                                 ---------------

            Total Repurchase Agreements
               (Cost $2,295,970)                                      2,295,970
                                                                 ---------------
Total Investments -- 101.4%
    (Cost $40,918,917)***                                            42,104,659
                                                                 ---------------
Liabilities in Excess of Other Assets -- (1.4)%                        (567,881)
                                                                 ---------------
Net Assets -- 100.0%                                             $   41,536,778
                                                                 ===============

---------------

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                            MAY 31, 2006 (UNAUDITED)

*     Non-income producing.

**    Investment purchased with collateral received for securities on loan.

+     Security position is either entirely or partially out on loan.

*** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                             $   40,979,347

      Gross unrealized appreciation                              $    2,108,086
      Gross unrealized depreciation                                    (982,774)
                                                                 --------------

      Net unrealized appreciation                                $    1,125,312

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                            MAY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
    SHARES                                                                VALUE
--------------------------------------------------------------------------------
              COMMON STOCKS--98.4%

              ADVERTISING--0.1%
     4,900     Catalina Marketing Corp.                         $       143,521
                                                                ----------------

              AEROSPACE & DEFENSE--0.6%
    17,800     Alliant Techsystems, Inc.*                             1,389,468
                                                                ----------------

              AIRLINES--0.2%
    69,200     ExpressJet Holdings, Inc.*                               406,204
                                                                ----------------

              APPAREL--1.3%
    31,500     Guess?, Inc.*                                          1,305,990
    48,305     Gymboree Corp. ( The)*                                 1,709,514
     1,836     Perry Ellis International, Inc.*                          44,358
                                                                ----------------
                                                                      3,059,862
                                                                ----------------

              AUTOMOBILE PARTS & EQUIPMENT--0.4%
     7,900     Accuride Corp.*                                           90,692
    12,600     Group 1 Automotive, Inc.                                 765,702
                                                                ----------------
                                                                        856,394
                                                                ----------------

              AUTOMOBILES & TRUCKS--0.3%
    30,600     Navistar International Corp.*                            813,348
                                                                ----------------

              BANKS--3.9%
    11,734     Banner Corp.                                             432,984
    27,500     Central Pacific Financial Corp.                          989,175
    97,600     Corus Bankshares, Inc.+                                2,757,200
    35,995     First Community Bancorp, Inc.                          2,089,870
    30,465     Intervest Bancshares Corp.*                            1,225,912
     5,992     MainSource Financial Group, Inc.                         101,864
     6,300     Nara Bancorp, Inc.                                       122,220
     8,252     Peoples Bancorp, Inc.                                    235,017
    41,536     Southwest Bancorp, Inc.                                  997,279
     8,720     TriCo Bancshares                                         236,225
                                                                ----------------
                                                                      9,187,746
                                                                ----------------

              BEVERAGES--0.0%
       580     Coca Cola Bottling Co.                                    28,333
                                                                ----------------

              BIOTECHNOLOGY--0.0%
     8,100     Anadys Pharmaceuticals, Inc.*+                            83,187
                                                                ----------------

--------------------------------------------------------------------------------
    SHARES                                                                VALUE
--------------------------------------------------------------------------------
              BUILDING & BUILDING MATERIALS--1.9%
    71,061     Builders FirstSource, Inc.*+                     $     1,475,226
    96,800     Building Materials Holding Corp.                       2,760,736
    12,400     Perini Corp.*                                            304,544
                                                                ----------------
                                                                      4,540,506
                                                                ----------------

              BUILDING SUPPLIES--1.0%
   154,775     BlueLinx Holdings, Inc.                                2,086,367
     3,700     NCI Building Systems, Inc.*                              224,368
                                                                ----------------
                                                                      2,310,735
                                                                ----------------

              CELLULAR COMMUNICATIONS--0.1%
    10,400     Syniverse Holdings, Inc.*+                               169,520
                                                                ----------------

              CHEMICALS - DIVERSIFIED--0.5%
    60,900     Celanese Corp., Series A                               1,200,339
                                                                ----------------

              CHEMICALS - SPECIALTY--3.2%
    78,209     Hercules, Inc.*                                        1,209,893
   139,717     RPM International, Inc.                                2,602,928
    30,517     UAP Holding Corp.                                        720,201
   105,100     Valspar Corp. ( The )                                  2,892,352
                                                                ----------------
                                                                      7,425,374
                                                                ----------------

              COMMERCIAL BANKS--1.4%
    21,108     Alabama National BanCorp.                              1,425,212
    19,227     City Bank                                                882,904
    52,610     Dollar Financial Corp.*                                1,005,377
                                                                ----------------
                                                                      3,313,493
                                                                ----------------

              COMMERCIAL SERVICES--0.9%
    12,100     Convergys Corp.*                                         225,544
    11,400     Emdeon Corp.*                                            132,354
     9,600     Standard Parking Corp.*                                  270,912
    32,829     Steiner Leisure Ltd.*                                  1,368,641
                                                                ----------------
                                                                      1,997,451
                                                                ----------------

              COMPUTER COMPONENTS--0.6%
    35,900     Komag, Inc.*                                           1,490,927
                                                                ----------------

              COMPUTER NETWORKING PRODUCTS--1.3%
    36,711     Black Box Corp.                                        1,896,123
   134,600     Brocade Communications Systems, Inc.*                    822,406

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
    SHARES                                                                VALUE
--------------------------------------------------------------------------------
              COMPUTER NETWORKING PRODUCTS--(CONTINUED)
    27,600     Foundry Networks, Inc.*                          $       354,936
                                                                ----------------
                                                                      3,073,465
                                                                ----------------

              COMPUTER SERVICES--0.1%
    16,745     Sykes Enterprises, Inc.*                                 288,684
                                                                ----------------

              COMPUTER SOFTWARE--1.4%
    19,300     Altiris, Inc.*                                           336,785
    23,600     Aspen Technology, Inc.*                                  276,120
    14,000     INVESTools, Inc.*                                        122,220
    19,026     Magma Design Automation, Inc.*                           132,992
    10,478     Packeteer, Inc.*                                         119,973
    60,314     SYNNEX Corp.*                                          1,082,033
    57,173     Synopsys, Inc.*                                        1,168,044
                                                                ----------------
                                                                      3,238,167
                                                                ----------------

              COMPUTER STORAGE DEVICES--0.4%
   110,415     Smart Modular Technologies, Inc.*                        948,465
                                                                ----------------

              COMPUTERS, SOFTWARE & SERVICING--0.1%
    46,391     Peerless Systems Corp.*                                  292,263
                                                                ----------------

              CONSTRUCTION & BUILDING MATERIALS--1.1%
    24,900     Foster Wheeler Ltd.*                                   1,101,825
    25,687     Insteel Industries, Inc.                               1,107,110
    10,300     Sterling Construction Co., Inc.*                         314,150
                                                                ----------------
                                                                      2,523,085
                                                                ----------------

              DATA PROCESSING--0.4%
    83,703     infoUSA, Inc.*                                           869,674
                                                                ----------------

              ELECTRICAL WORK--0.3%
     5,100     ALLETE, Inc.                                             231,948
    14,400     IDACORP, Inc.+                                           481,104
                                                                ----------------
                                                                        713,052
                                                                ----------------

              ELECTRONIC COMPONENTS & ACCESSORIES--1.5%
    70,769     Planar Systems, Inc.*                                    946,889
    41,281     Plexus Corp.*                                          1,623,582
    24,603     Sypris Solutions, Inc.                                   209,618

--------------------------------------------------------------------------------
    SHARES                                                                VALUE
--------------------------------------------------------------------------------
              ELECTRONIC COMPONENTS & ACCESSORIES--(CONTINUED)
    54,189     TTM Technologies, Inc.*                          $       791,701
                                                                ----------------
                                                                      3,571,790
                                                                ----------------

              ELECTRONIC MEASUREMENTS - INSTRUMENTS--0.2%
    12,686     MTS Systems Corp.                                        529,640
                                                                ----------------

              FINANCIAL SERVICES--4.1%
    67,400     Cash America International, Inc.                       2,073,898
     8,386     GFI Group, Inc.*                                         455,863
     5,500     International Securities Exchange, Inc.                  224,730
    10,700     Investment Technology Group, Inc.*                       506,110
   128,900     Knight Capital Group, Inc.*                            1,987,638
     9,046     Nicholas Financial, Inc.                                 118,231
    98,700     optionsXpress Holdings, Inc.                           2,843,547
    37,700     Sky Financial Group, Inc.                                927,420
     8,111     Triad Guaranty, Inc.*                                    439,049
                                                                ----------------
                                                                      9,576,486
                                                                ----------------

              FOOD & AGRICULTURE--0.6%
    31,400     Del Monte Foods Co.                                      371,776
    17,656     Imperial Sugar Co.                                       410,679
    18,600     Sensient Technologies Corp.                              375,348
    26,760     Spartan Stores, Inc.                                     354,570
                                                                ----------------
                                                                      1,512,373
                                                                ----------------

              HEALTH CARE--1.7%
    20,300     Genesis HealthCare Corp.*                                955,521
     5,672     Magellan Health Services, Inc.*                          229,432
    30,700     Molina Healthcare, Inc.*                               1,161,074
    29,500     Odyssey HealthCare, Inc.*                                481,145
    22,700     Reliv International, Inc.                                251,970
    23,900     Sunrise Senior Living, Inc.*+                            800,411
                                                                ----------------
                                                                      3,879,553
                                                                ----------------

              HOME FURNISHINGS--0.4%
    61,800     Kimball International, Inc., Class B                     927,000

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
    SHARES                                                                VALUE
--------------------------------------------------------------------------------
              HOME FURNISHINGS--(CONTINUED)
     2,300     Sealy Corp.*                                     $        30,199
                                                                ----------------
                                                                        957,199
                                                                ----------------

              HOSPITALS--1.2%
    56,000     Universal Health Services, Inc., Class B               2,842,560
                                                                ----------------

              INSURANCE - HEALTH & LIFE--1.6%
    30,800     FBL Financial Group, Inc., Class A                     1,102,024
    58,400     Reinsurance Group of America, Inc.                     2,771,080
                                                                ----------------
                                                                      3,873,104
                                                                ----------------

              INSURANCE - PROPERTY & CASUALTY--5.2%
    26,340     Affirmative Insurance Holdings, Inc.                     385,354
    28,900     American Financial Group, Inc.                         1,218,424
   110,252     IPC Holdings Ltd.                                      2,687,944
   104,400     Platinum Underwriters Holdings Ltd.                    2,812,536
    52,400     RenaissanceRe Holdings Ltd.                            2,360,620
    11,360     United America Indemnity Ltd., Class A*                  258,213
    60,300     Zenith National Insurance Corp.                        2,412,000
                                                                ----------------
                                                                     12,135,091
                                                                ----------------

              INTERNET CONTENT--0.5%
    89,798     United Online, Inc.                                    1,070,392
                                                                ----------------

              INTERNET SOFTWARE--0.6%
   158,367     SonicWALL, Inc.*                                       1,335,034
                                                                ----------------

              INVESTMENT--0.1%
    20,900     Prospect Energy Corp.                                    343,596
                                                                ----------------

              LEISURE & ENTERTAINMENT--0.7%
     5,700     Dover Downs Gaming & Entertainment, Inc.                 144,780
    46,800     Marvel Entertainment, Inc.*+                             893,880
    22,367     Monarch Casino & Resort, Inc.*                           616,434
                                                                ----------------
                                                                      1,655,094
                                                                ----------------

--------------------------------------------------------------------------------
    SHARES                                                                VALUE
--------------------------------------------------------------------------------
              MACHINERY--0.7%
    53,381     Columbus McKinnon Corp.*                         $     1,403,920
    10,400     JLG Industries, Inc.                                     226,200
     2,600     Manitowoc Co., Inc. (The)                                119,574
                                                                ----------------
                                                                      1,749,694
                                                                ----------------

              MANUFACTURING--2.3%
    34,200     Carlisle Companies, Inc.+                              2,777,040
    13,525     Cavco Industries, Inc.*                                  641,491
    29,100     Freightcar America, Inc.                               1,756,476
     6,900     Lenox Group, Inc.*                                        70,104
    11,600     Myers Industries, Inc.                                   184,440
                                                                ----------------
                                                                      5,429,551
                                                                ----------------

              MEDICAL & MEDICAL SERVICES--0.6%
    25,200     Osteotech, Inc.*                                         113,400
    29,200     Pediatrix Medical Group, Inc.*                         1,348,748
                                                                ----------------
                                                                      1,462,148
                                                                ----------------

              MEDICAL INSTRUMENTS & SUPPLIES--0.7%
    16,700     Medical Action Industries, Inc.*                         383,432
    30,228     Molecular Devices Corp.*+                                868,753
    10,000     Owens & Minor, Inc.                                      297,000
                                                                ----------------
                                                                      1,549,185
                                                                ----------------

              METALS--0.6%
    53,355     Gibraltar Industries, Inc.+                            1,485,937
                                                                ----------------

              MOBILE HOMES--0.2%
    24,953     Palm Harbor Homes, Inc.*+                                482,092
                                                                ----------------

              MORTGAGE--1.9%
   121,500     Fremont General Corp.                                  2,457,945
    41,600     IndyMac Bancorp, Inc.                                  1,909,440
                                                                ----------------
                                                                      4,367,385
                                                                ----------------

              MUSICAL INSTRUMENTS--0.0%
     3,000     Steinway Musical Instruments, Inc.*                       81,150
                                                                ----------------

              OFFICE & BUSINESS EQUIPMENT--1.3%
    38,096     Tech Data Corp.*                                       1,382,885

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
    SHARES                                                                VALUE
--------------------------------------------------------------------------------
              OFFICE & BUSINESS EQUIPMENT--(CONTINUED)
    37,600     United Stationers, Inc.*                         $     1,745,392
                                                                ----------------
                                                                      3,128,277
                                                                ----------------

              OFFICE PRODUCTS--1.0%
    55,100     Officemax, Inc.                                        2,277,283
                                                                ----------------

              OIL & GAS EQUIPMENT & SERVICES--1.0%
     5,700     Dresser-Rand Group, Inc.*+                               137,712
     3,600     Laclede Group, Inc. (The)+                               121,140
    10,300     Northwest Natural Gas Co.                                359,264
    29,700     Universal Compression Holdings, Inc.*                  1,726,164
                                                                ----------------
                                                                      2,344,280
                                                                ----------------

              OIL & GAS FIELD EXPLORATION--2.8%
   114,662     Exploration Company of Delaware (The)*+                1,057,184
   117,800     Harvest Natural Resources, Inc.*                       1,626,818
    15,500     St. Mary Land & Exploration Co.+                         605,895
   208,750     VAALCO Energy, Inc.*                                   1,473,775
     3,200     W&T Offshore, Inc.                                       122,784
    95,379     Western Refining, Inc.*                                1,707,284
                                                                ----------------
                                                                      6,593,740
                                                                ----------------

              OIL & GAS FIELD SERVICES--0.1%
     2,700     Basic Energy Services, Inc.*                              88,722
     3,300     Hercules Offshore, Inc.*                                 120,681
     2,400     World Fuel Services Corp.                                119,880
                                                                ----------------
                                                                        329,283
                                                                ----------------

              OIL REFINING--1.1%
    75,400     Alon USA Energy, Inc.*                                 2,557,568
                                                                ----------------

              PACKAGING--0.1%
     3,400     Silgan Holdings, Inc.                                    127,126
                                                                ----------------

              PAPER & ALLIED PRODUCTS--0.3%
    74,200     Xerium Technologies, Inc.                                726,418
                                                                ----------------

              PHARMACEUTICALS--0.1%
    11,200     Enzon Pharmaceuticals, Inc.*                              83,440

--------------------------------------------------------------------------------
    SHARES                                                                VALUE
--------------------------------------------------------------------------------
              PHARMACEUTICALS--(CONTINUED)
     8,116     PAREXEL International Corp.*                     $       232,929
                                                                ----------------
                                                                        316,369
                                                                ----------------

              POWER, DISTRIBUTION & SPECIALTY TRANSFORMERS--0.2%
    12,600     Ormat Technologies, Inc.+                                469,602
                                                                ----------------

              PRINTING--0.6%
    24,195     American Reprographics Co.*                              838,841
     9,300     Consolidated Graphics, Inc.*                             473,742
                                                                ----------------
                                                                      1,312,583
                                                                ----------------

              PROPERTY & CASUALITY INSURANCE--0.2%
    23,657     21st Century Holding Co.                                 362,899
       773     Republic Companies Group, Inc.+                           11,672
                                                                ----------------
                                                                        374,571
                                                                ----------------

              REAL ESTATE INVESTMENT TRUSTS--10.2%
    57,400     Associated Estates Realty Corp.                          656,656
    76,800     CBL & Associates Properties, Inc.                      2,873,088
    39,968     Digital Realty Trust, Inc.                             1,003,197
    67,600     Entertainment Properties Trust                         2,774,980
    42,962     Equity Lifestyle Properties, Inc.+                     1,853,810
   151,300     Felcor Lodging Trust, Inc.                             3,148,553
    64,593     Medical Properties Trust, Inc.+                          782,221
    71,500     Mills Corp. (The)+                                     2,207,205
    82,300     OMEGA Healthcare Investors, Inc.                       1,014,759
    56,900     PS Business Parks, Inc.+                               3,024,235
   140,300     Spirit Finance Corp.                                   1,634,495
     4,200     Sun Communities, Inc.                                    136,500
    72,700     Taubman Centers, Inc.                                  2,828,030
                                                                ----------------
                                                                     23,937,729
                                                                ----------------

              RESIDENTIAL CONSTRUCTION--0.4%
    85,200     Champion Enterprises, Inc.*                            1,013,880
                                                                ----------------

              RESTAURANTS--1.2%
     3,500     Burger King Holdings, Inc.*                               65,450
   104,800     Domino's Pizza, Inc.                                   2,481,664

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            MAY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
    SHARES                                                                VALUE
--------------------------------------------------------------------------------
              RESTAURANTS--(CONTINUED)
    11,600     Morton's Restaurant Group, Inc.*                 $       177,828
                                                                ----------------
                                                                      2,724,942
                                                                ----------------

              RETAIL - SPECIALTY--7.9%
    38,400     AnnTaylor Stores Corp.*                                1,476,864
    40,800     Barnes & Noble, Inc.                                   1,557,744
    83,100     Brown Shoe Co., Inc.                                   2,923,458
    70,700     Christopher & Banks Corp.                              1,904,658
    38,703     Conn's, Inc.*                                          1,119,291
    51,300     Dress Barn, Inc. (The)*                                1,199,907
    26,934     EZCORP, Inc., Class A*+                                  870,238
    59,900     FTD Group, Inc.*                                         786,487
    15,500     Longs Drug Stores Corp.                                  713,620
    68,900     NBTY, Inc.*                                            1,806,558
    55,600     Rent-A-Center, Inc.*                                   1,322,168
     9,800     REX Stores Corp.*                                        144,648
     9,100     Shoe Carnival, Inc.*                                     211,939
    47,132     Steven Madden Ltd.*                                    1,507,281
    46,400     Wolverine World Wide, Inc.                             1,064,416
                                                                ----------------
                                                                     18,609,277
                                                                ----------------

              SAVINGS & LOAN ASSOCIATIONS--2.4%
    31,700     BankUnited Financial Corp., Class  A                     983,334
     7,545     First Place Financial Corp.                              172,403
    28,400     FirstFed Financial Corp.*+                             1,642,656
    22,015     ITLA Capital Corp.                                     1,097,448
    25,222     Sterling Financial Corp.                                 757,669
    12,900     TierOne Corp.                                            423,120
    31,900     Willow Grove Bancorp, Inc.                               534,325
                                                                ----------------
                                                                      5,610,955
                                                                ----------------

              SEMICONDUCTORS--3.7%
    12,100     Amkor Technology, Inc.*+                                 115,071
     7,016     Coherent, Inc.*                                          231,037
    34,000     EMCOR Group, Inc.*                                     1,635,060

--------------------------------------------------------------------------------
    SHARES                                                                VALUE
--------------------------------------------------------------------------------
              SEMICONDUCTORS--(CONTINUED)
    26,500     Fairchild Semiconductor International, Inc.*     $       462,955
    82,616     Kulicke and Soffa Industries, Inc.*                      666,711
   229,901     LTX Corp.*                                             1,705,865
   125,979     Mattson Technology, Inc.*                              1,128,772
     5,100     MKS Instruments, Inc.*                                   111,333
    68,700     Zoran Corp.*                                           1,700,325
    58,152     Zygo Corp.*                                              874,606
                                                                ----------------
                                                                      8,631,735
                                                                ----------------

              SERVICES - EMPLOYMENT AGENCIES--0.1%
     7,500     Administaff, Inc.                                        288,225
                                                                ----------------

              SERVICES - MANAGEMENT CONSULTING--0.5%
   150,300     Spherion Corp.*                                        1,256,508
                                                                ----------------

              STEEL--2.0%
    32,181     Chaparral Steel Co.*                                   1,976,879
    81,200     Olympic Steel, Inc.                                    2,705,584
                                                                ----------------
                                                                      4,682,463
                                                                ----------------

              STEEL PIPE & TUBES--0.3%
    17,100     Maverick Tube Corp.*                                     824,220
                                                                ----------------

              TELECOMMUNICATIONS EQUIPMENT & SERVICES--3.4%
    83,500     Cincinnati Bell, Inc.*                                   324,815
    18,497     Commonwealth Telephone Enterprises, Inc.+                611,326
    25,800     Finisar Corp.*                                           117,906
   219,600     Glenayre Technologies, Inc.*                             612,684
    46,400     Iowa Telecommunications Services, Inc.+                  835,200
    93,567     Lightbridge, Inc.*                                     1,094,734
    83,600     Polycom, Inc.*                                         1,804,924
   121,882     Sirenza Microdevices, Inc.*+                           1,391,892
    23,800     Sycamore Networks, Inc.*                                 105,196
    36,298     Tollgrade Communications, Inc.*                          349,187
    16,036     West Corp.*                                              778,067
                                                                ----------------
                                                                      8,025,931
                                                                ----------------

                  [N/I NUMERIC INVESTORS FAMILY OF FUNDS LOGO]

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                            MAY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
    SHARES                                                                VALUE
--------------------------------------------------------------------------------
              TELEPHONE--0.3%
    48,514     Valor Communications Group, Inc.+                $       597,692
                                                                ----------------

              TRANSPORTATION--3.8%
    24,900     ABX Air, Inc.*                                           167,826
    21,800     Atlas Air Worldwide Holdings, Inc.*                    1,133,600
    30,111     EGL, Inc.*                                             1,357,103
    83,622     Genco Shipping & Trading Ltd.                          1,403,177
     5,100     OMI Corp.                                                 95,064
    56,100     Overseas Shipholding Group, Inc.                       2,880,735
    60,310     Pacer International, Inc.                              1,779,748
                                                                ----------------
                                                                      8,817,253
                                                                ----------------

              UTILITIES--5.1%
    81,700     AGL Resources, Inc.                                    2,987,769
    69,300     Avista Corp.                                           1,541,925
    84,300     Energen Corp.                                          2,856,084
    85,700     National Fuel Gas Co.+                                 3,068,060
    69,108     Westar Energy, Inc.                                    1,472,691
                                                                ----------------
                                                                     11,926,529
                                                                ----------------

              WASTE MANAGEMENT--1.4%
   101,128     Metal Management, Inc.                                 3,174,408
                                                                ----------------

              Total Common Stocks
                  (Cost $224,456,170)                               230,931,164
                                                                ----------------

              WARRANTS--0.0%

              SAVINGS & LOAN ASSOCIATIONS--0.0%

     4,100     Dime Community Bancshares, Litigation
                    Tracking Warrants*                                      630
                                                                ----------------

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT
 (000'S)                                                                  VALUE
--------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS--2.4%

   $2,755      Bear Stearns & Co., Inc. (Agreement dated
                    05/31/06 to be repurchased at
                    $2,755,423) 4.9%, 06/01/06,
                    collateralized by $2,833,182 in U.S.
                    Government Securities (Cost
                    $2,755,048)                                       2,755,048

    2,858      Bear Stearns & Co., Inc. (Agreement dated
                    05/31/06 to be repurchased at
                    $2,858,501), 2.53%, 06/01/06,
                    collateralized by $2,935,740 in U.S.
                    Government Securities (Cost
                    $2,858,300)**                               $     2,858,300
                                                                ----------------

              Total Repurchase Agreements
                  (Cost $5,613,348)                                   5,613,348
                                                                ----------------
Total Investments -- 100.8%
     (Cost $230,070,286)***                                         236,545,142
                                                                ----------------

Liabilities in Excess of Other Assets -- (0.8)%                      (1,917,004)
                                                                ----------------

Net Assets -- 100.0%                                            $   234,628,138
                                                                ================

--------------
*     Non-income producing.

**    Investment purchased with collateral received for securities on loan.

+     Security position is either entirely or partially out on loan.

*** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                            $   231,197,131

      Gross unrealized appreciation                             $    15,160,879
      Gross unrealized depreciation                                  (9,812,868)
                                                                ----------------

      Net unrealized appreciation                               $     5,348,011

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                                  SENBANC FUND
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2006

                                                                                    MARKET
SHARES        DESCRIPTION                                                            VALUE
------------  -----------                                                           ------
COMMON STOCK -- 95.6%
-----------------------------------------------------------------------------------------------
              SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 87.4%
              ---------------------------------------------------------------------------------
      20,100    Auburn National Bancorporation, Inc.                            $      479,144
     176,400    Bank of America Corp.                                                8,537,760
      32,000    BB&T Corp.                                                           1,330,240
     113,000    BNCCORP, Inc.*                                                       1,412,500
     147,000    C&F Financial Corp.                                                  5,878,530
      40,200    Camden National Corp.                                                1,570,614
     202,300    Capital Bank Corp.                                                   3,327,835
      22,700    Citigroup, Inc.                                                      1,119,110
      28,700    City Holding Co.                                                     1,037,792
      35,700    Comerica, Inc.                                                       1,954,575
     115,600    Community Bank System, Inc.                                          2,241,484
      21,000    Corus Bankshares, Inc.                                                 593,250
      29,982    Dearborn Bancorp, Inc.*                                                678,504
      37,600    FNB Corp.                                                            1,274,640
      65,052    FNB Financial Services Corp.                                           972,527
     514,100    Fremont General Corp.                                               10,400,243
     342,400    Greater Bay Bancorp                                                 10,206,944
     294,000    J.P. Morgan Chase & Co.                                             12,536,160
     360,400    KeyCorp                                                             12,873,488
      62,093    MainSource Financial Group, Inc.                                     1,055,581
     260,400    National Bankshares, Inc.                                            6,043,884
     286,300    National City Corp.                                                 10,558,744
     291,018    Northrim BanCorp, Inc.                                               7,316,193
     339,600    Oriental Financial Group, Inc.(a)                                    4,217,832
     442,200    PAB Bankshares, Inc.                                                 8,596,368
      94,500    Pacific Premier Bancorp, Inc.*                                       1,086,750
     117,840    Penns Woods Bancorp, Inc.                                            4,517,986
     221,800    Regions Financial Corp.                                              7,507,930
      35,700    Royal Bancshares of Pennsylvania, Inc., Class A                        812,175
     554,602    Sun Bancorp, Inc. (NJ)*                                              9,400,504
     327,000    U.S. Bancorp                                                        10,094,490
     102,900    UnionBanCal Corp.                                                    6,961,185
     121,395    United Security Bancshares, Inc.                                     3,508,315
      69,600    Vail Banks, Inc.                                                     1,117,080
     238,942    Wachovia Corp.                                                      12,783,397
                                                                                ---------------
                                                                                   174,003,754
                                                                                ---------------
              STATE & NATIONAL BANKS -- 8.2%
              ---------------------------------------------------------------------------------
     256,552    Capital Crossing Bank*                                               5,823,730
     380,000    South Financial Group, Inc. (The)                                   10,545,000
                                                                                ---------------
                                                                                    16,368,730
                                                                                ---------------
                  TOTAL COMMON STOCK (COST $172,668,357)                           190,372,484
                                                                                ---------------

                                  SENBANC FUND
                       SCHEDULE OF INVESTMENTS (CONCLUDED)
                                  MAY 31, 2006

                                                                                    MARKET
PAR VALUE     DESCRIPTION                                                            VALUE
---------     -----------                                                           ------
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.4%
              ---------------------------------------------------------------------------------
                Federal Home Loan Bank Discount Note
$  8,663,000    4.89%, 06/01/06                                                 $    8,663,000
                                                                                ---------------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                  (COST $8,663,000)                                                  8,663,000
                                                                                ---------------
                  TOTAL INVESTMENTS -- 100.0%
                  (COST $181,331,357)                                              199,035,484
                                                                                ---------------
                  OTHER ASSETS IN EXCESS OF LIABILITIES  -- 0.0%                        27,427
                                                                                ---------------
                  NET ASSETS -- 100%                                            $  199,062,911
                                                                                ===============

The percentage shown for each investment category is the value of that category as a percentage of the total net assets of the Fund.

*     Non-income producing security.

(a)   Incorporated in Puerto Rico.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                               $181,331,357

      Gross unrealized appreciation                                $ 21,410,114
      Gross unrealized depreciation                                  (3,705,987)
                                                                  --------------

      Net unrealized appreciation/(depreciation)                   $ 17,704,127

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                       See notes to financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                            Portfolio of Investments
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
COMMON STOCK--95.3%

AEROSPACE & DEFENSE--0.9%
  DRS Technologies, Inc.                                66,036   $    3,517,077
                                                                 ---------------

APPAREL--5.1%
  Brown Shoe Co., Inc.                                  91,625        3,223,367
  Charming Shoppes, Inc.*                              219,100        2,440,774
  Dress Barn, Inc., (The)*                             109,100        2,551,849
  Finish Line, Inc., (The), Class A                    128,325        1,642,560
  Hartmarx Corp.*                                      195,935        1,463,634
  Kellwood Co.                                          45,270        1,411,971
  Kenneth Cole Productions, Inc., Class A               34,400          845,208
  Oxford Industries, Inc.                              124,230        5,008,954
  Warnaco Group, Inc., (The)*                           70,150        1,261,999
                                                                 ---------------
                                                                     19,850,316
                                                                 ---------------

AUTOMOTIVE & TRUCKS--0.9%
  Group 1 Automotive, Inc.                              32,855        1,996,598
  Lithia Motors, Inc., Class A                          51,500        1,648,000
                                                                 ---------------
                                                                      3,644,598
                                                                 ---------------

BANKS - REGIONAL--0.7%
  Bancorp, Inc., (The)*                                 40,425          928,158
  First Community Bancorp                                9,500          551,570
  UMB Financial Corp.                                   32,400        1,043,928
                                                                 ---------------
                                                                      2,523,656
                                                                 ---------------

BUILDING & CONSTRUCTION--2.3%
  Champion Enterprises, Inc.*                          304,210        3,620,099
  Dycom Industries, Inc.*                               40,800          878,832
  Infrasource Services, Inc.*                           69,315        1,275,396
  Palm Harbor Homes, Inc.*                              55,743        1,076,955
  Perini Corp.*                                         91,820        2,255,099
                                                                 ---------------
                                                                      9,106,381
                                                                 ---------------

BUILDING MATERIALS--1.7%
  Drew Industries, Inc.*                               134,900        4,276,330
  ElkCorp                                               76,145        2,189,169
                                                                 ---------------
                                                                      6,465,499
                                                                 ---------------

BUILDING PRODUCTS-AIR & HEATING--1.0%
  Lennox International, Inc.                           136,200        3,876,252
                                                                 ---------------

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------

BUSINESS & PUBLIC SERVICES--1.8%
  Gevity HR, Inc.                                      184,100   $    4,994,633
  Service Corp. International                          228,900        1,828,911
                                                                 ---------------
                                                                      6,823,544
                                                                 ---------------

CHEMICALS - SPECIALTY--1.5%
  Spartech Corp.                                        30,515          700,625
  UAP Holding Corp.                                    220,800        5,210,880
                                                                 ---------------
                                                                      5,911,505
                                                                 ---------------

COMMERCIAL SERVICES--0.9%
  CBIZ, Inc.*                                          251,400        2,074,050
  Steiner Leisure Ltd.*                                 34,900        1,454,981
                                                                 ---------------
                                                                      3,529,031
                                                                 ---------------

COMPUTER EQUIPMENT & SERVICES--2.6%
  CIBER, Inc.*                                         196,600        1,248,410
  Imation Corp.                                         54,000        2,077,920
  Insight Enterprises, Inc.*                           190,485        3,455,398
  Keane, Inc.*                                         122,600        1,699,236
  Mercury Computer Systems, Inc.*                       74,515        1,223,536
  Pomeroy IT Solutions, Inc.*                           50,896          373,068
                                                                 ---------------
                                                                     10,077,568
                                                                 ---------------

CONSULTING SERVICES--2.6%
  First Consulting Group, Inc.*                         59,940          543,056
  FTI Consulting, Inc.*                                 52,800        1,393,392
  MAXIMUS, Inc.                                        104,650        3,326,824
  Watson Wyatt Worldwide, Inc., Class A                133,935        4,800,230
                                                                 ---------------
                                                                     10,063,502
                                                                 ---------------

CONSUMER NON-CYCLICAL--1.2%
  Natuzzi S.p.A. - ADR                                 117,100          837,265
  Sealy Corp.*                                         279,700        3,672,461
                                                                 ---------------
                                                                      4,509,726
                                                                 ---------------

CONSUMER PRODUCTS--1.4%
  Playtex Products, Inc.*                              251,650        2,893,975
  Tupperware Brands Corp.                               57,200        1,176,604
  WD-40 Co.                                             41,400        1,346,742
                                                                 ---------------
                                                                      5,417,321
                                                                 ---------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                      Portfolio of Investments (Continued)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------

CONTAINERS--0.8%
  Silgan Holdings, Inc.                                 85,600   $    3,200,584
                                                                 ---------------

ELECTRONICS--3.1%
  Hypercom Corp.*                                      149,500        1,617,590
  Paxar Corp.*                                         136,400        2,901,228
  Planar Systems, Inc.*                                 73,100          978,078
  Schawk, Inc.                                         101,160        1,913,947
  Technitrol, Inc.                                     199,830        4,560,121
                                                                 ---------------
                                                                     11,970,964
                                                                 ---------------

ENGINEERING & CONSTRUCTION--0.6%
  Washington Group International, Inc.*                 45,395        2,446,337
                                                                 ---------------

ENVIRONMENTAL SERVICES--0.5%
  Tetra Tech, Inc.*                                    103,990        1,830,224
                                                                 ---------------

FINANCIAL SERVICES--2.5%
  Advanta Corp., Class B                               156,900        5,742,540
  CMET Finance Holdings, Inc. 144A*                     15,000          463,200
  Federal Agricultural Mortgage Corp.,
     Class C                                           144,300        3,614,715
                                                                 ---------------
                                                                      9,820,455
                                                                 ---------------

FOODS--2.0%
  Chiquita Brands International, Inc.                   63,200          904,392
  Gold Kist, Inc.*                                     123,470        1,850,815
  NBTY, Inc.*                                          102,080        2,676,538
  Premium Standard Farms, Inc.                         141,081        2,343,355
                                                                 ---------------
                                                                      7,775,100
                                                                 ---------------

HEALTH CARE - SERVICES--5.2%
  Amedisys, Inc.*                                       83,600        2,988,700
  ICON PLC - ADR*                                       31,200        1,658,280
  Kindred Healthcare, Inc.*                            203,230        5,153,913
  LifePoint Hospitals, Inc.*                            34,190        1,207,932
  Magellan Health Services, Inc.*                       30,100        1,217,545
  Option Care, Inc.                                    190,525        2,147,217
  Per-Se Technologies, Inc.*                            94,000        2,342,480
  PRA International*                                    48,600        1,218,402
  RehabCare Group, Inc.*                                66,170        1,116,288

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------

HEALTH CARE - SERVICES--(CONTINUED)
  Res-Care, Inc.*                                       56,100   $    1,113,585
                                                                 ---------------
                                                                     20,164,342
                                                                 ---------------

HEALTH CARE - SUPPLIES--1.0%
  Herbalife Ltd.*                                       83,010        3,258,143
  Owens & Minor, Inc.                                   23,800          706,860
                                                                 ---------------
                                                                      3,965,003
                                                                 ---------------

INDUSTRIAL EQUIPMENT & SUPPLIES--0.6%
  Nordson Corp.                                         36,500        1,702,725
  Rofin-Sinar Technologies, Inc.*                       12,570          685,819
                                                                 ---------------
                                                                      2,388,544
                                                                 ---------------

INSURANCE - LIFE--1.6%
  AmerUs Group Co.                                      27,900        1,622,106
  Scottish Re Group Ltd.                               235,355        4,570,594
                                                                 ---------------
                                                                      6,192,700
                                                                 ---------------

INSURANCE - OTHER--11.4%
  American Equity Investment Life Holding Co.           91,145        1,189,442
  Aspen Insurance Holdings Ltd.                         52,815        1,144,501
  Assured Guaranty Ltd.                                261,900        6,523,929
  Bristol West Holdings, Inc.                           49,025          827,542
  CNA Surety Corp.*                                    147,925        2,539,872
  Hanover Insurance Group, Inc.                         24,190        1,145,397
  Hilb, Rogal & Hobbs Co.                               28,300        1,101,153
  Hub International Ltd.                               114,600        3,138,894
  Infinity Property & Casualty Corp.                    28,300        1,206,146
  IPC Holdings Ltd.                                    200,900        4,897,942
  KMG America Corp.*                                   219,460        1,871,994
  Max Re Capital Ltd.                                  175,000        4,200,000
  Navigators Group, Inc., (The)*                       110,370        4,549,452
  Platinum Underwriters Holdings Ltd.                  257,160        6,927,890
  Quanta Capital Holdings Ltd.*                        257,000          621,940
  Seabright Insurance Holdings*                         47,530          752,875
  United America Indemnity Ltd., Class A*               66,240        1,505,635
                                                                 ---------------
                                                                     44,144,604
                                                                 ---------------

INTERNET SERVICES--1.0%
  EarthLink, Inc.*                                     226,600        1,887,578

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                      Portfolio of Investments (Continued)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------

INTERNET SERVICES--(CONTINUED)
  United Online, Inc.                                  178,830   $    2,131,654
                                                                 ---------------
                                                                      4,019,232
                                                                 ---------------

IRON & STEEL--0.4%
  Ryerson, Inc.                                         55,100        1,438,110
                                                                 ---------------

LEISURE & LODGING--0.8%
  Interstate Hotels & Resorts, Inc.*                    74,850          486,525
  Intrawest Corp.                                       70,000        2,273,600
  MTR Gaming Group, Inc.*                               43,360          422,326
                                                                 ---------------
                                                                      3,182,451
                                                                 ---------------

MACHINERY--0.7%
  Actuant Corp., Class A                                16,000          944,480
  CIRCOR International, Inc.                            27,300          799,071
  Global Power Equipment Group, Inc.*                  328,345        1,152,491
                                                                 ---------------
                                                                      2,896,042
                                                                 ---------------

MANUFACTURING--5.5%
  Acuity Brands, Inc.                                  121,800        4,859,820
  EnerSys*                                              59,125          830,706
  Federal Signal Corp.                                 138,915        2,122,621
  Griffon Corp.*                                        52,800        1,432,992
  Matthews International Corp., Class A                 79,795        2,773,674
  NN, Inc.                                              75,800          986,916
  Olin Corp.                                            56,500        1,000,615
  RBC Bearings, Inc.*                                  175,920        4,403,278
  Tempur-Pedic International, Inc.*                    223,500        3,075,360
                                                                 ---------------
                                                                     21,485,982
                                                                 ---------------

MARKETING--0.3%
  Nu Skin Enterprises, Inc., Class A                    62,200        1,067,352
                                                                 ---------------

MEDIA--0.2%
  Media General, Inc. Class A                           23,500          884,305
                                                                 ---------------

MEDIA & ENTERTAINMENT--0.4%
  4Kids Entertainment, Inc.*                            40,400          671,044
  Journal Communications, Inc., Class A                 75,500          869,760
                                                                 ---------------
                                                                      1,540,804
                                                                 ---------------

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------

MEDICAL EQUIPMENT AND SUPPLIES--2.1%
  CONMED Corp.*                                        120,400   $    2,340,576
  Medical Action Industries, Inc.*                      91,800        2,107,728
  PAREXEL International Corp.*                          34,364          986,247
  Symmetry Medical, Inc.*                              154,000        2,869,020
                                                                 ---------------
                                                                      8,303,571
                                                                 ---------------

MOTOR HOMES--1.3%
  Monaco Coach Corp.                                    93,800        1,223,152
  Winnebago Industries, Inc.                           137,935        3,914,595
                                                                 ---------------
                                                                      5,137,747
                                                                 ---------------

OFFICE EQUIPMENT & SUPPLIES--2.2%
  Acco Brands Corp.*                                   134,700        3,065,772
  Ennis, Inc.                                           94,700        1,848,544
  Global Imaging Systems, Inc.*                         85,575        3,504,296
                                                                 ---------------
                                                                      8,418,612
                                                                 ---------------

OIL & GAS - EXPLORATION--2.3%
  Comstock Resources, Inc.*                             67,800        1,921,452
  InterOil Corp.*                                       27,900          468,720
  Remington Oil & Gas Corp.*                            29,000        1,227,860
  Stone Energy Corp.*                                   38,700        1,929,195
  Swift Energy Co.*                                     82,100        3,297,136
                                                                 ---------------
                                                                      8,844,363
                                                                 ---------------

OIL SERVICES--1.5%
  Key Energy Services, Inc.*                           154,465        2,602,735
  Parker Drilling Co.*                                 105,000          774,900
  Trico Marine Services, Inc.*                          71,335        2,304,121
                                                                 ---------------
                                                                      5,681,756
                                                                 ---------------

PAPER FOREST PRODUCTS & PACKAGING--0.6%
  Neenah Paper, Inc.                                    50,900        1,561,612
  Schweitzer-Mauduit International, Inc.                33,400          847,358
                                                                 ---------------
                                                                      2,408,970
                                                                 ---------------

PUBLISHING & INFORMATION SERVICES--3.4%
  Banta Corp.                                           51,700        2,557,082
  Bowne & Co., Inc.                                    122,200        1,771,900
  infoUSA, Inc.                                        103,800        1,078,482
  Journal Register Co.                                  95,300          953,000

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                      Portfolio of Investments (Continued)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------

PUBLISHING & INFORMATION SERVICES--(CONTINUED)
  Reader's Digest Association, Inc., (The)              90,300   $    1,284,969
  Scholastic Corp.*                                    128,800        3,390,016
  Valassis Communications, Inc.*                        68,900        1,997,411
                                                                 ---------------
                                                                     13,032,860
                                                                 ---------------

RAILROAD & BULK SHIPPING--0.3%
  RailAmerica, Inc.*                                    99,095        1,114,819
                                                                 ---------------

REAL ESTATE--1.2%
  Trammell Crow Co.*                                   134,300        4,650,809
                                                                 ---------------

REAL ESTATE INVESTMENT TRUST (REIT)--5.3%
  Anworth Mortgage Asset Corp.                         154,035        1,216,876
  Ashford Hospitality Trust                             80,275          959,286
  Capital Lease Funding, Inc.                          144,375        1,718,062
  Digital Realty Trust, Inc.                           126,500        3,175,150
  Fieldstone Investment Corp.                           76,800          800,256
  Gladstone Commercial Corp.                            80,075        1,480,587
  Government Properties Trust, Inc.                     86,075          739,384
  Lexington Corporate Properties Trust                  48,450          985,473
  Medical Properties Trust, Inc.                       176,900        2,142,259
  MFA Mortgage Investments, Inc.                       291,345        1,975,319
  MortgageIT Holdings, Inc.                             16,745          204,122
  Opteum, Inc., Class A 144A                           114,225          964,059
  Origen Financial, Inc.                               281,525        1,751,086
  Redwood Trust, Inc.                                   49,200        2,261,232
                                                                 ---------------
                                                                     20,373,151
                                                                 ---------------

RETAIL--0.9%
  Children's Place Retail Stores, Inc.,
      (The)*                                            59,800        3,478,566
                                                                 ---------------

RETAIL - HARD GOODS--0.3%
  School Specialty, Inc.*                               29,900        1,077,596
                                                                 ---------------

SAVINGS & LOANS--0.5%
  Franklin Bank Corp.*                                  90,000        1,791,000
                                                                 ---------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.4%
  Axcelis Technologies, Inc.*                          183,110        1,166,411
  Emulex Corp.*                                        165,600        2,934,432

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS--(CONTINUED)
  Photronics, Inc.*                                     68,300   $    1,152,221
                                                                 ---------------
                                                                      5,253,064
                                                                 ---------------

SERVICES - BUSINESS--6.4%
  Clark, Inc.                                          188,150        2,483,580
  Cornell Companies, Inc.*                              56,280          889,224
  Geo Group, Inc., (The)*                               31,600        1,178,680
  IKON Office Solutions, Inc.                          214,800        2,775,216
  Integrated Alarm Services Group, Inc.*               425,813        1,588,283
  John H. Harland Co.                                   74,530        3,192,120
  Kforce, Inc.*                                         86,176        1,316,769
  MPS Group, Inc.*                                     161,800        2,433,472
  Spherion Corp.*                                      136,400        1,140,304
  Standard Parking Corp.*                              105,055        2,964,652
  World Fuel Services Corp.                            100,600        5,024,970
                                                                 ---------------
                                                                     24,987,270
                                                                 ---------------

TOBACCO--0.5%
  Alliance One International, Inc.                     252,300        1,089,936
  Universal Corp.                                       17,800          656,108
                                                                 ---------------
                                                                      1,746,044
                                                                 ---------------

TRANSPORT - SERVICES--0.3%
  Quintana Maritime Ltd.                                98,505          774,249
  Stonepath Group, Inc.*                               559,600          290,992
                                                                 ---------------
                                                                      1,065,241
                                                                 ---------------

TRAVEL SERVICES--0.8%
  Navigant International, Inc.*                        189,700        3,080,728
                                                                 ---------------

TRUCKING--0.3%
  Marten Transport Ltd.*                                16,950          331,712
  Quality Distribution, Inc.*                           74,105        1,011,533
                                                                 ---------------
                                                                      1,343,245
                                                                 ---------------

UTILITIES - ELECTRIC--0.5%
  Sierra Pacific Resources*                            144,000        1,994,401
                                                                 ---------------

TOTAL COMMON STOCK
     (Cost $298,473,088)                                            369,512,924
                                                                 ---------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
INVESTMENT COMPANY--1.2%

FINANCIAL SERVICES--1.2%
  Apollo Investment Corp.                              150,100   $    2,857,904
  Ares Capital Corp.                                   116,545        2,024,386
                                                                 ---------------
                                                                      4,882,290
                                                                 ---------------

TOTAL INVESTMENT COMPANY
     (Cost $4,053,285)                                                4,882,290
                                                                 ---------------

SHORT-TERM INVESTMENTS--4.1%

  PNC Bank Money Market Deposit Account
      4.55% 06/01/06                                15,954,263       15,954,263
                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS
     (Cost $15,954,263)                                              15,954,263
                                                                 ---------------

TOTAL INVESTMENTS--100.6%
     (COST $318,480,636) **                                         390,349,477
                                                                 ---------------

LIABILITIES IN EXCESS OF OTHER
     ASSETS.--(0.6)%                                                 (2,513,768)
                                                                 ---------------
NET ASSETS--100.0%                                               $  387,835,709
                                                                 ===============

*     -- Non-income producing.

ADR   -- American Depository Receipt.

144A -- Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                             $  318,480,636

      Gross unrealized appreciation                              $   92,347,803
      Gross unrealized depreciation                                 (20,478,962)
                                                                 ---------------

      Net unrealized appreciation/(depreciation)                 $   71,868,841

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                            Portfolio of Investments
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
LONG POSITIONS--115.9%

DOMESTIC COMMON STOCK--97.0%

AEROSPACE & DEFENSE--1.8%
  Allied Defense Group, Inc., (The) +*                  87,215   $    1,871,634
                                                                 ---------------

AGRICULTURE--1.6%
  Hines Horticulture, Inc. +*                          453,399        1,645,838
                                                                 ---------------

APPAREL--0.7%
  Crocs, Inc. +*                                        12,345          282,824
  Finish Line, Inc., (The), Class A                     32,200          412,160
                                                                 ---------------
                                                                        694,984
                                                                 ---------------

AUTOMOTIVE & TRUCKS--0.6%
  Strattec Security Corp. +*                            13,606          578,255
                                                                 ---------------

AUTOMOTIVE PARTS & EQUIPMENT--0.7%
  CSK Auto Corp. +*                                     47,400          602,454
  Motorcar Parts of America, Inc. +*                    10,410          125,440
                                                                 ---------------
                                                                        727,894
                                                                 ---------------

BEVERAGES--1.6%
  Coca-Cola Femsa S.A. de C.V.*                          8,935          276,181
  Hansen Natural Corp.*                                  7,200        1,331,064
                                                                 ---------------
                                                                      1,607,245
                                                                 ---------------

BUSINESS & PUBLIC SERVICES--0.6%
  BB Holdings Ltd.                                      96,337          462,350
  Mace Security International, Inc.*                    43,170          112,242
                                                                 ---------------
                                                                        574,592
                                                                 ---------------

COMMERCIAL SERVICES--2.5%
  American Physicians Service Group, Inc. +              9,954          142,362
  Carlisle Group Ltd. (United Kingdom)*                 47,105           97,843
  Cornell Companies, Inc.*                              43,605          688,959
  NCO Group, Inc. +*                                    32,900          865,599
  OneSource Services, Inc.*                              7,459          111,657
  Steiner Leisure Ltd. +*                               16,675          695,181
                                                                 ---------------
                                                                      2,601,601
                                                                 ---------------

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
COMPUTER EQUIPMENT & SERVICES--2.2%
  Dynamics Research Corp. +*                            60,655   $      864,940
  Perot Systems Corp., Class A +*                       65,900          925,236
  Pomeroy IT Solutions, Inc. +*                         68,095          499,137
                                                                 ---------------
                                                                      2,289,313
                                                                 ---------------

COMPUTER SOFTWARE--1.9%
  Microsoft Corp.                                       66,600        1,508,490
  Optio Software, Inc.*                                122,610          183,915
  Phoenix Technologies Ltd. +*                          48,145          279,241
                                                                 ---------------
                                                                      1,971,646
                                                                 ---------------

CONSULTING SERVICES--4.0%
  Accenture Ltd., Class A +                             60,095        1,691,674
  MAXIMUS, Inc. +                                       35,200        1,119,008
  Opinion Research Corp. +*                            214,127        1,298,681
                                                                 ---------------
                                                                      4,109,363
                                                                 ---------------

CONSUMER PRODUCTS--3.5%
  Church & Dwight Co., Inc. +                           25,710          929,416
  CSS Industries, Inc. +                                16,000          485,600
  Tupperware Brands Corp. +                             54,600        1,123,122
  WD-40 Co. +                                           31,630        1,028,924
                                                                 ---------------
                                                                      3,567,062
                                                                 ---------------

ELECTRONIC COMPONENTS & INSTRUMENTS--0.5%
  Bel Fuse, Inc., Class A                                2,223           63,911
  Bel Fuse, Inc., Class B                               12,075          378,913
  Richardson Electronics Ltd.                           15,980          109,783
                                                                 ---------------
                                                                        552,607
                                                                 ---------------

ELECTRONIC EQUIPMENT & PRODUCTS--1.3%
  Cobra Electronics Corp.                               13,196          155,845
  LoJack Corp.*                                         15,135          267,132
  PerkinElmer, Inc. +                                   30,380          633,727
  Spectrum Control, Inc. +*                             30,900          247,200
                                                                 ---------------
                                                                      1,303,904
                                                                 ---------------

ELECTRONICS--0.8%
  Technitrol, Inc. +                                    34,800          794,136
                                                                 ---------------

ENERGY--1.4%
  Hy-Drive Technologies Ltd.*                          292,500          963,788

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
  Rentech, Inc. +                                      101,285   $      456,795
                                                                 ---------------
                                                                      1,420,583
                                                                 ---------------

ENVIRONMENTAL CONTROL--0.2%
  TurboSonic Technologies, Inc.*                       154,175          185,010
                                                                 ---------------

FINANCIAL SERVICES--1.9%
  Federal Agricultural Mortgage Corp., Class C +        43,440        1,088,172
  IndyMac Bancorp, Inc. +                               13,100          601,290
  Tac Acquisition Corp. +*                              40,300          226,486
                                                                 ---------------
                                                                      1,915,948
                                                                 ---------------

FOODS--2.4%
  M & F Worldwide Corp. +*                              51,655          816,149
  Nestle S.A. - ADR +                                   21,600        1,615,555
                                                                 ---------------
                                                                      2,431,704
                                                                 ---------------

HAZARDOUS WASTE DISPOSAL--0.4%
  Synagro Techonologies, Inc. +                        101,900          457,531
                                                                 ---------------

HEALTH & PERSONAL CARE--3.6%
  Female Health Co., (The)*                            161,306          241,959
  Johnson & Johnson +                                   43,200        2,601,504
  Natrol, Inc.*                                        371,920          821,943
                                                                 ---------------
                                                                      3,665,406
                                                                 ---------------

HEALTH CARE - DRUGS--2.8%
  Pfizer, Inc. +                                       120,600        2,853,396
                                                                 ---------------

HEALTH CARE - SERVICES--2.7%
  American Dental Partners, Inc. +*                     77,232        1,070,435
  Hanger Orthopedic Group, Inc. +*                      55,125          431,629
  Pediatric Services of America, Inc. +*                39,830          521,773
  PHC, Inc., Class A*                                  312,300          687,060
                                                                 ---------------
                                                                      2,710,897
                                                                 ---------------

HEALTH CARE - SUPPLIES--2.8%
  MTS Medication Technologies +*                       143,905          863,430
  Orthofix International N.V. +*                        29,526        1,121,988
  Unilens Vision, Inc.*                                113,980          416,027
  Vital Signs, Inc. +                                    8,745          437,425
                                                                 ---------------
                                                                      2,838,870
                                                                 ---------------

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
INSURANCE - LIFE--1.2%
  Scottish Re Group Ltd. +                              61,895   $    1,202,001
                                                                 ---------------

INSURANCE - OTHER--18.1%
  Ambac Financial Group, Inc. +                          9,600          769,440
  American International Group, Inc. +                  23,300        1,416,640
  Aspen Insurance Holdings Ltd. +                       39,700          860,299
  Assured Guaranty Ltd. +                               47,592        1,185,517
  Commerce Group, Inc. (The) +                          14,300          811,525
  Investors Title Co. +                                 12,030          535,215
  IPC Holdings Ltd. +                                   24,100          587,558
  Loews Corp. +                                         57,400        1,950,452
  MBIA, Inc. +                                          43,800        2,502,294
  Nationwide Financial Services, Inc., Class A +        20,000          866,000
  PartnerRe Ltd. +                                      24,500        1,504,790
  Platinum Underwriters Holdings Ltd. +                 58,140        1,566,291
  Primus Guaranty Ltd. +*                               38,810          403,624
  Protective Life Corp. +                               24,900        1,103,568
  Quanta Capital Holdings Ltd.*                        224,630          543,605
  RenaissanceRe Holdings Ltd. +                         11,400          513,570
  Torchmark Corp.                                        8,750          515,200
  Wesco Financial Corp. +                                2,075          827,095
                                                                 ---------------
                                                                     18,462,683
                                                                 ---------------

INTERNET SERVICES--1.0%
  Check Point Software Technologies Ltd. +*             50,600          977,592
                                                                 ---------------

LEISURE & LODGING--2.2%
  Escalade, Inc. +                                      84,450          920,505
  Interstate Hotels & Resorts, Inc. +*                 202,175        1,314,137
                                                                 ---------------
                                                                      2,234,642
                                                                 ---------------

MACHINERY--0.9%
  Kadant, Inc. +*                                       38,380          899,627
                                                                 ---------------

MANUFACTURING--2.6%
  Matthews International Corp., Class A +               41,275        1,434,719

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
  Velcro Industries N.V. +                              89,690   $    1,254,763
                                                                 ---------------
                                                                      2,689,482
                                                                 ---------------

MEDIA & ENTERTAINMENT--0.9%
  New Frontier Media, Inc. +*                          110,900          958,176
                                                                 ---------------

MEDICAL EQUIPMENT & SUPPLIES--1.1%
  CONMED Corp. +*                                       30,400          590,976
  Kinetic Concepts, Inc. +*                             13,570          527,873
                                                                 ---------------
                                                                      1,118,849
                                                                 ---------------

OFFICE EQUIPMENT & SUPPLIES--2.1%
  Ennis, Inc. +                                         80,915        1,579,461
  Xerox Corp. +*                                        40,100          550,573
                                                                 ---------------
                                                                      2,130,034
                                                                 ---------------

OIL & GAS - EXPLORATION--3.1%
  Anadarko Petroleum Corp. +                            10,600          526,502
  Chesapeake Energy Corp. +                             16,400          501,676
  Eden Energy Corp.*                                    37,070           86,373
  InterOil Corp. +*                                     29,300          492,240
  Pogo Producing Co. +                                  19,200          865,152
  RAM Energy Resources, Inc.*                           57,275          377,443
  Whittier Energy Corp. +*                              44,520          298,729
                                                                 ---------------
                                                                      3,148,115
                                                                 ---------------

OIL & GAS - INTEGRATED MAJORS--0.7%
  Marathon Oil Corp. +                                  10,004          750,800
                                                                 ---------------

OIL SERVICES--1.0%
  Trico Marine Services, Inc. +*                        33,185        1,071,875
                                                                 ---------------

PAPER FOREST PRODUCTS & PACKAGING--1.5%
  Graphic Packaging Corp.*                             256,900          996,772
  Neenah Paper, Inc. +                                  17,875          548,405
                                                                 ---------------
                                                                      1,545,177
                                                                 ---------------

PRINTING SERVICES--2.4%
  Cadmus Communications Corp. +                        104,840        1,878,733
  Quebecor World, Inc. +*                               62,500          624,375
                                                                 ---------------
                                                                      2,503,108
                                                                 ---------------

PUBLISHING & INFORMATION SERVICES--0.1%
  Bowne & Co., Inc. +                                   10,455          151,597
                                                                 ---------------

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
REAL ESTATE--0.9%
  United Capital Corp. +*                               39,030   $      874,272
                                                                 ---------------

RESTAURANTS--1.5%
  Benihana, Inc., Class A +*                             9,526          218,241
  McDonald's Corp.                                      40,400        1,340,068
                                                                 ---------------
                                                                      1,558,309
                                                                 ---------------

RETAIL--0.7%
  Children's Place Retail Stores, Inc.,
    (The) +*                                            12,000          698,040
                                                                 ---------------

SCHOOLS--0.3%
  Concorde Career Colleges, Inc.*                       18,900          276,885
                                                                 ---------------

SERVICES - CONSUMER--0.7%
  Coinstar, Inc. +*                                     31,800          746,664
                                                                 ---------------

TELECOMMUNICATION SERVICES--2.6%
  Premiere Global Services, Inc. +*                    153,505        1,151,288
  West Corp. +*                                         31,775        1,541,723
                                                                 ---------------
                                                                      2,693,011
                                                                 ---------------

TELECOMMUNICATIONS EQUIPMENT--1.1%
  Optical Cable Corp. +*                                39,260          191,982
  Preformed Line Products Co. +                         13,525          478,650
  Terayon Communication Systems, Inc.*                 254,615          430,299
                                                                 ---------------
                                                                      1,100,931
                                                                 ---------------

TELEPHONE - INTEGRATED--3.3%
  CT Communications, Inc. +                             98,416        1,598,276
  Telefonos de Mexico SA de CV - ADR +                  88,600        1,753,394
                                                                 ---------------
                                                                      3,351,670
                                                                 ---------------

TOBACCO--2.6%
  Altria Group, Inc. +                                  18,400        1,331,240
  Loews Corp. - Carolina Group +                        29,400        1,365,336
                                                                 ---------------
                                                                      2,696,576
                                                                 ---------------

TRANSPORT - SERVICES--0.3%
  Excel Maritime Carriers Ltd.*                         34,100          277,915
                                                                 ---------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
VITAMINS & NUTRITION PRODUCTS--1.6%
  Nutraceutical International Corp. +*                  98,939   $    1,607,759
                                                                 ---------------

TOTAL DOMESTIC COMMON STOCK
  (Cost $94,697,429)                                                 99,095,209
                                                                 ---------------

                                                      PAR
                                                     (000)           VALUE
                                                 -------------   ---------------
CONVERTIBLE BONDS--0.1%

  Interpool, Inc.
    9.25% 12/27/22                                          75           77,062
                                                                 ---------------

TOTAL CONVERTIBLE BONDS--0.1%
    (Cost $75,000)                                                       77,062
                                                                 ---------------

CORPORATE BONDS--0.1%

  Mueller Industries, Inc. Senior
    Subordinated Debentures
    6.00% 11/01/14                                         118          108,855
                                                                 ---------------

TOTAL CORPORATE BONDS--0.1%
    (Cost $118,000)                                                     108,855
                                                                 ---------------

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
WARRANTS--0.0%

FINANCIAL SERVICES--0.0%
  Tac Acquisition Corp.  $5.00
    Expires 06/28/10*                                   80,750           46,835
                                                                 ---------------

TOTAL WARRANTS
    (Cost $0)                                                            46,835
                                                                 ---------------

SHORT-TERM INVESTMENTS--18.7%

SHORT-TERM INVESTMENTS--18.7%
  PNC Bank Money Market Deposit
    Account 4.55% 06/01/06                          19,082,448       19,082,448
                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS
    (Cost $19,082,448)                                               19,082,448
                                                                 ---------------

TOTAL LONG POSITIONS--115.9%
    (COST $113,972,877) **                                          118,410,409
                                                                 ---------------

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
SECURITIES SOLD SHORT--(44.5%)

AEROSPACE & DEFENSE--(0.3%)
  Argon ST, Inc.*                                       (9,200)  $     (262,292)
  Metal Storm Ltd.*                                    (41,484)         (95,828)
                                                                 ---------------
                                                                       (358,120)
                                                                 ---------------

AGRICULTURE--(0.3%)
  Andersons, Inc., (The)                                (2,700)        (278,856)
                                                                 ---------------

AIRLINES--0.0%
  Northwest Airlines Corp.*                            (29,725)         (17,240)
                                                                 ---------------

APPAREL--(0.6%)
  Crocs, Inc.*                                         (26,215)        (600,586)
                                                                 ---------------

AUTOMOBILE MANUFACTURING/VEHICLE PARTS--(0.2%)
  China Automotive Systems, Inc.*                      (14,251)        (109,305)
  Hybrid Technologies, Inc.*                           (11,934)        (112,541)
                                                                 ---------------
                                                                       (221,846)
                                                                 ---------------

AUTOMOTIVE & TRUCKS--(0.1%)
  A.S.V., Inc.*                                         (6,480)        (132,516)
                                                                 ---------------

BEVERAGES--(1.5%)
  Hansen Natural Corp.*                                 (7,200)      (1,331,064)
  National Beverage Corp.*                             (13,700)        (178,374)
                                                                 ---------------
                                                                     (1,509,438)
                                                                 ---------------

BUILDING & CONSTRUCTION--(0.6%)
  Home Solutions of America, Inc.*                     (34,400)        (350,880)
  Layne Christensen Co.*                               (10,300)        (279,130)
                                                                 ---------------
                                                                       (630,010)
                                                                 ---------------

CHEMICALS - COMMODITY--0.0%
  Lumera Corp.*                                         (9,425)         (33,364)
                                                                 ---------------

COMMERCIAL SERVICES--(1.1%)
  Central Parking Corp.                                (22,900)        (327,699)
  Escala Group, Inc.*                                   (1,700)         (12,291)
  LML Payment Systems, Inc.*                           (21,008)         (93,780)
  Rewards Network, Inc.*                               (84,805)        (712,362)
                                                                 ---------------
                                                                     (1,146,132)
                                                                 ---------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
COMPUTER EQUIPMENT & SERVICES--(3.9%)
  Apple Computer, Inc.*                                 (6,100)  $     (364,597)
  ConSyGen, Inc.*                                         (200)               0
  Foldera, Inc.*                                       (18,035)         (51,941)
  Komag, Inc.*                                          (9,300)        (386,229)
  Mobility Electronics, Inc.*                          (36,400)        (260,260)
  Netscout Systems, Inc.                               (23,095)        (184,067)
  Peerless Systems Corp.*                              (29,609)        (186,537)
  Pegasus Wireless Corp.*                              (25,196)        (282,951)
  Rackable Systems, Inc.*                               (8,100)        (307,071)
  Research In Motion Ltd.*                             (15,700)      (1,018,773)
  SanDisk Corp.*                                       (11,200)        (630,224)
  Satellite Newspapers Corp.*                           (8,615)             (34)
  Western Digital Corp.*                               (16,000)        (325,600)
  Xybernaut Corp.*                                     (35,000)          (1,295)
                                                                 ---------------
                                                                     (3,999,579)
                                                                 ---------------

COMPUTER SOFTWARE--(1.2%)
  Ants Software, Inc.*                                 (49,384)        (116,052)
  Convera Corp.*                                       (75,272)        (479,483)
  Nestor, Inc.*                                        (23,200)         (83,520)
  Nuance Communications, Inc.*                         (29,300)        (255,496)
  Red Hat, Inc.*                                       (10,300)        (270,066)
                                                                 ---------------
                                                                     (1,204,617)
                                                                 ---------------

COMPUTERS & PERIPHERALS--(1.6%)
  Cambridge Display Technology, Inc.*                  (48,420)        (389,781)
  Immersion Corp.*                                     (44,685)        (252,023)
  Palm, Inc.*                                          (41,600)        (685,568)
  Synaptics, Inc.*                                     (11,300)        (267,584)
                                                                 ---------------
                                                                     (1,594,956)
                                                                 ---------------

CONSTRUCTION & HOUSING--(0.9%)
  Brookfield Homes Corp.                               (12,680)        (451,408)
  Cavalier Homes, Inc.*                                (78,445)        (490,281)
                                                                 ---------------
                                                                       (941,689)
                                                                 ---------------

CONTAINERS--0.0%
  CryoPort, Inc.*                                       (4,460)         (13,380)
                                                                 ---------------

DATA PROCESSING SERVICES--(0.1%)
  FalconStor Software, Inc.*                           (24,200)        (154,154)
                                                                 ---------------

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
DISTRIBUTION--(0.2%)
  Infosonics Corp.*                                     (7,973)  $     (210,567)
                                                                 ---------------

DIVERSIFIED OPERATIONS--(0.5%)
  Dark Dynamite, Inc.*                                 (13,984)          (4,615)
  Encore Wire Corp.*                                    (5,970)        (227,994)
  Microfield Group, Inc.*                               (8,940)         (35,671)
  Seaboard Corp.                                          (200)        (262,400)
                                                                 ---------------
                                                                       (530,680)
                                                                 ---------------

ELECTRONIC COMPONENTS & INSTRUMENTS--(0.9%)
  Color Kinetics, Inc.*                                (15,200)        (232,864)
  Electro Scientific Industries, Inc.*                  (5,811)        (115,581)
  Flexpoint Sensor Systems, Inc.*                       (4,637)          (8,346)
  Microtune, Inc.*                                     (36,700)        (234,880)
  SiRF Technology Holdings, Inc.*                      (11,600)        (339,996)
                                                                 ---------------
                                                                       (931,667)
                                                                 ---------------

ELECTRONIC EQUIPMENT & PRODUCTS--(1.5%)
  American Science and Engineering, Inc.*               (2,300)        (132,181)
  FLIR Systems, Inc.*                                  (17,700)        (451,881)
  Ionatron, Inc.*                                      (52,270)        (348,118)
  iRobot Corp.*                                         (5,695)        (126,372)
  Lamson & Sessions Co., (The)*                         (4,300)        (104,877)
  Measurement Specialties, Inc.*                        (3,123)         (85,352)
  NVE Corp.*                                           (11,505)        (167,398)
  QSound Labs, Inc.*                                   (11,240)         (52,378)
  SpatiaLight, Inc.*                                   (25,960)         (79,438)
  Tiger Telematics, Inc.*                              (16,610)            (664)
                                                                 ---------------
                                                                     (1,548,659)
                                                                 ---------------

ELECTRONICS--(0.5%)
  Cirrus Logic, Inc.*                                  (23,800)        (194,684)
  Identix, Inc.*                                       (62,600)        (369,340)
                                                                 ---------------
                                                                       (564,024)
                                                                 ---------------

ENERGY--(1.6%)
  Energy Conversion Devices, Inc.*                      (5,400)        (214,650)
  FuelCell Energy, Inc.*                               (23,000)        (240,580)
  Green Plains Renewable Energy, Inc.*                  (1,405)         (49,175)
  Medis Technologies Ltd.*                             (27,684)        (671,060)
  Pacific Ethanol, Inc.*                               (10,099)        (293,982)

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
  Valence Technology, Inc.*                           (102,015)  $     (196,889)
                                                                 ---------------
                                                                     (1,666,336)
                                                                 ---------------

ENERGY EQUIPMENT & SERVICES--(0.7%)
  Rentech, Inc.*                                      (150,485)        (678,687)
                                                                 ---------------

ENVIRONMENTAL SERVICES--0.0%
  Global Development &
    Environmental Resources, Inc.*                      (5,246)          (7,869)
                                                                 ---------------

FINANCIAL SERVICES--(2.4%)
  First Marblehead Corp., (The)                        (16,960)        (769,475)
  Franklin Credit Management Corp.*                    (29,034)        (235,176)
  Harris & Harris Group, Inc.                          (33,200)        (364,536)
  LaBranche & Co., Inc.*                               (83,600)      (1,081,784)
  Ladenburg Thalmann Financial Services, Inc.*              (1)              (1)
                                                                 ---------------
                                                                     (2,450,972)
                                                                 ---------------

FOODS--(0.4%)
  Cuisine Solutions, Inc.*                             (25,890)        (157,929)
  Imperial Sugar Co.                                   (11,800)        (274,468)
                                                                 ---------------
                                                                       (432,397)
                                                                 ---------------

GAMING--(0.2%)
  PokerTek, Inc.*                                      (18,945)        (208,395)
                                                                 ---------------

HEALTH CARE - BIOTECH--(0.5%)
  ICOS Corp.*                                          (25,700)        (522,224)
                                                                 ---------------

HEALTH CARE - DRUGS--0.0%
  Tapestry Pharmaceuticals, Inc.*                       (4,410)         (14,773)
                                                                 ---------------

HEALTH CARE - SERVICES--(0.9%)
  Hythiam, Inc.*                                       (17,500)        (123,025)
  Quality Systems, Inc.                                (16,816)        (558,628)
  USANA Health Sciences, Inc.*                          (5,300)        (199,333)
                                                                 ---------------
                                                                       (880,986)
                                                                 ---------------

HEALTH CARE - SUPPLIES--(0.5%)
  Align Technology, Inc.*                              (46,600)        (344,374)
  Intermagnetics General Corp.*                         (7,000)        (162,890)
                                                                 ---------------
                                                                       (507,264)
                                                                 ---------------

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------

INDUSTRIAL EQUIPMENT & SUPPLIES--(0.3%)
  Sun Hydraulics Corp.                                 (16,450)  $     (324,065)
                                                                 ---------------

INTERNET SERVICES--(2.7%)
  Answers Corp.*                                       (18,980)        (191,850)
  eResearch Technology, Inc.*                          (50,900)        (464,208)
  GTX Global Corp.*                                     (4,140)         (14,076)
  Interliant, Inc.*                                       (600)               0
  Marchex, Inc., Class B*                              (10,535)        (179,938)
  Neutron Enterprises, Inc.*                            (3,523)          (6,694)
  Quepasa Corp*                                         (3,285)         (24,309)
  Rediff.com India Ltd. - ADR*                         (27,060)        (416,453)
  Stamps.com, Inc.*                                    (11,600)        (347,884)
  Terremark Worldwide, Inc.*                           (97,060)        (609,537)
  WebSideStory, Inc.*                                  (14,900)        (204,279)
  Website Pros, Inc.*                                  (22,200)        (222,222)
  WorldGate Communications, Inc.*                      (24,510)         (44,363)
                                                                 ---------------
                                                                     (2,725,813)
                                                                 ---------------

MACHINERY--(0.9%)
  Bucyrus International, Inc.                           (8,245)        (420,825)
  Raser Technologies, Inc.*                            (18,935)        (274,747)
  SureBeam Corp., Class A*                            (111,800)            (224)
  TurboChef Technologies, Inc.*                        (18,233)        (204,027)
                                                                 ---------------
                                                                       (899,823)
                                                                 ---------------

MANUFACTURING--(1.7%)
  Ceradyne, Inc.*                                       (9,700)        (423,599)
  Charles & Colvard Ltd.                               (44,975)        (481,233)
  Freightcar America, Inc.                              (4,200)        (253,512)
  Insteel Industries, Inc.                             (10,000)        (431,000)
  Nanophase Technologies Corp.*                        (33,300)        (193,140)
                                                                 ---------------
                                                                     (1,782,484)
                                                                 ---------------

MARINE--(0.1%)
  Odyssey Marine Exploration, Inc.*                    (40,400)         (97,364)
                                                                 ---------------

MEDIA & ENTERTAINMENT--(1.0%)
  CKX, Inc.*                                           (45,505)        (571,543)
  Genius Products, Inc.*                               (95,700)        (160,776)
  TiVo, Inc.*                                          (42,800)        (270,924)
                                                                 ---------------
                                                                     (1,003,243)
                                                                 ---------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
MEDICAL EQUIPMENT AND SUPPLIES--(2.1%)
  Aspect Medical Systems, Inc.*                         (7,700)  $     (151,074)
  BSD Medical Corp.*                                   (25,335)        (147,450)
  Conceptus, Inc.*                                     (23,000)        (306,130)
  CPC of America, Inc.*                                 (4,745)         (42,705)
  InterMune, Inc.*                                     (11,600)        (183,976)
  LCA-Vision, Inc.                                      (8,500)        (461,890)
  Schick Technologies, Inc.*                            (4,300)        (181,073)
  ThermoGenesis Corp.*                                 (67,810)        (298,364)
  Zila, Inc.*                                          (98,553)        (345,921)
                                                                 ---------------
                                                                     (2,118,583)
                                                                 ---------------

METALS & MINING--(0.6%)
  Allegheny Technologies, Inc.                          (4,900)        (311,787)
  Empire Resources, Inc.                               (16,360)        (317,384)
                                                                 ---------------
                                                                       (629,171)
                                                                 ---------------

OIL & GAS - EXPLORATION--(0.8%)
  Eden Energy Corp.*                                   (42,330)         (98,629)
  Energytec, Inc.*                                          (1)               0
  Gasco Energy, Inc.*                                  (37,200)        (166,284)
  TGC Industries, Inc.*                                (24,445)        (278,428)
  Tri-Valley Corp.*                                    (30,957)        (278,923)
                                                                 ---------------
                                                                       (822,264)
                                                                 ---------------

OIL & GAS - REFINING & MARKETING--(0.8%)
  SulphCo, Inc.*                                       (80,005)        (776,049)
                                                                 ---------------

OIL FIELD MACHINERY & EQUIPMENT--(0.8%)
  CE Franklin Ltd.*                                    (22,100)        (388,518)
  Flotek Industries, Inc.*                              (3,710)         (79,431)
  Metretek Technologies, Inc.*                         (24,105)        (344,461)
                                                                 ---------------
                                                                       (812,410)
                                                                 ---------------

PHARMACEUTICALS & BIOTECHNOLOGY--(0.3%)
  Immtech Pharmaceuticals, Inc.*                       (17,410)        (118,040)
  Oncolytics Biotech, Inc.*                             (5,280)         (17,899)
  Pain Therapeutics, Inc.*                             (16,200)        (137,700)
  RegeneRx Biopharmaceuticals, Inc.*                    (1,200)          (3,348)
                                                                 ---------------
                                                                       (276,987)
                                                                 ---------------

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
PRINTING SERVICES--(0.3%)
  Document Securities Systems, Inc.*                   (35,840)  $     (304,282)
                                                                 ---------------

REAL ESTATE--(0.3%)
  ZipRealty, Inc.*                                     (30,400)        (271,168)
                                                                 ---------------

RUBBER AND PLASTIC--(0.5%)
  Amerityre Corp.*                                     (45,225)        (364,966)
  PW Eagle, Inc.                                        (6,595)        (185,253)
                                                                 ---------------
                                                                       (550,219)
                                                                 ---------------

SCHOOLS--(1.0%)
  Apollo Group, Inc., Class A*                          (9,400)        (491,714)
  Universal Technical Institute, Inc.*                 (20,640)        (510,840)
                                                                 ---------------
                                                                     (1,002,554)
                                                                 ---------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS--(3.3%)
  Advanced Micro Devices, Inc.*                        (14,400)        (444,816)
  ARM Holdings PLC - ADR                               (84,980)        (560,868)
  Cree, Inc.*                                          (10,000)        (256,500)
  Microsemi Corp.*                                     (13,900)        (333,322)
  Nano-Proprietary, Inc.*                              (21,385)         (51,110)
  OmniVision Technologies, Inc.*                       (10,200)        (298,860)
  Rambus, Inc.*                                         (6,600)        (160,116)
  Silicon Motion Technology Corp. - ADR*               (46,000)        (648,140)
  Volterra Semiconductor Corp.*                        (38,900)        (593,614)
                                                                 ---------------
                                                                     (3,347,346)
                                                                 ---------------

SOAPS & TOILETRIES--(1.0%)
  Revlon, Inc., Class A*                              (332,541)        (990,972)
                                                                 ---------------

TECHNOLOGY HARDWARE & EQUIPMENT--(0.7%)
  I.D. Systems, Inc.*                                  (17,700)        (363,381)
  ParkerVision, Inc.*                                  (35,407)        (361,151)
                                                                 ---------------
                                                                       (724,532)
                                                                 ---------------

TELECOMMUNICATIONS--(1.0%)
  Choice One Communications, Inc. o*                   (37,790)              (4)
  CTC Communications Group, Inc. o*                    (98,900)             (10)
  First Avenue Networks, Inc.*                         (49,349)        (680,523)
  Telkonet, Inc.*                                      (66,105)        (244,588)

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
  Vonage Holdings Corp.*                                (3,345)  $      (40,207)
  Zingo, Inc.*                                          (3,035)         (13,050)
                                                                 ---------------
                                                                       (978,382)
                                                                 ---------------

TELECOMMUNICATIONS EQUIPMENT--(1.1%)
  Exfo Electro-Optical Engineering, Inc.*              (27,100)        (174,524)
  JDS Uniphase Corp.*                                 (136,800)        (414,504)
  LightPath Technologies, Inc., Class A*                (4,581)         (20,935)
  Telefonaktiebolaget LM Ericsson - ADR                (14,600)        (467,638)
                                                                 ---------------
                                                                     (1,077,601)
                                                                 ---------------

TOTAL SECURITIES SOLD SHORT
  (Proceeds $48,065,548)                                            (45,507,295)
                                                                 ---------------

OTHER ASSETS IN EXCESS OF LIABILITIES--28.6%                         29,228,006
                                                                 ---------------
NET ASSETS--100.0%                                               $  102,131,120
                                                                 ===============

*     -- Non-income producing.

o -- Security is valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors.

+ -- Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

ADR   -- American Depository Receipt.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                             $   65,907,329

      Gross unrealized appreciation                              $   11,055,357
      Gross unrealized depreciation                                  (4,059,572)
                                                                 ---------------
      Net unrealized appreciation/(depreciation)                 $    6,995,785

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                         BOSTON PARTNERS FAMILY OF FUNDS
                                 LARGE CAP FUND
                            Portfolio of Investments
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   ------------  ---------------
COMMON STOCK--95.6%

AEROSPACE & DEFENSE--2.7%
  Lockheed Martin Corp.                                 14,200   $    1,029,358
  Northrop Grumman Corp.                                 7,000          452,760
                                                                 ---------------
                                                                      1,482,118
                                                                 ---------------

APPAREL--2.3%
  American Eagle Outfitters, Inc.                       16,200          528,930
  NIKE, Inc., Class B                                    9,300          746,883
                                                                 ---------------
                                                                      1,275,813
                                                                 ---------------

BANKS - MAJOR--2.8%
  Bank of New York Co., Inc., (The)                     21,500          714,445
  Comerica, Inc.                                        10,509          575,368
  Mellon Financial Corp.                                 7,498          271,277
                                                                 ---------------
                                                                      1,561,090
                                                                 ---------------

BANKS - REGIONAL--0.9%
  Commerce Bancorp, Inc.                                12,600          495,054
                                                                 ---------------

BUSINESS & PUBLIC SERVICES--1.0%
  Manpower, Inc.                                         8,600          566,138
                                                                 ---------------

CHEMICALS - COMMODITY--0.5%
  PPG Industries, Inc.                                   4,200          270,228
                                                                 ---------------

CHEMICALS - SPECIALTY--1.1%
  Agrium, Inc.                                          10,900          267,377
  Ashland, Inc.                                          4,900          306,250
  Tronox, Inc., Class B*                                   564            7,293
                                                                 ---------------
                                                                        580,920
                                                                 ---------------

COMPUTER EQUIPMENT & SERVICES--3.4%
  CGI Group, Inc., Class A*                             54,500          363,515
  Hewlett-Packard Co.                                   25,153          814,454
  Ingram Micro, Inc., Class A*                          40,400          697,304
                                                                 ---------------
                                                                      1,875,273
                                                                 ---------------

COMPUTER SOFTWARE--2.5%
  McAfee, Inc.*                                         10,900          257,785
  Microsoft Corp.                                       29,379          665,434
  Oracle Corp.*                                         31,000          440,820
                                                                 ---------------
                                                                      1,364,039
                                                                 ---------------

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   ------------  ---------------
CONSULTING SERVICES--1.4%
  Accenture Ltd., Class A                               28,100   $      791,015
                                                                 ---------------

CONSUMER PRODUCTS--0.3%
  Fortune Brands, Inc.                                   2,400          177,600
                                                                 ---------------

CONTAINERS--0.8%
  Crown Holdings, Inc.*                                 27,700          446,801
                                                                 ---------------

ELECTRONICS--1.8%
  Arrow Electronics, Inc.*                              15,400          500,500
  Koninklijke (Royal) Philips Electronics N.V           16,300          515,243
                                                                 ---------------
                                                                      1,015,743
                                                                 ---------------

FINANCIAL SERVICES--11.8%
  Ameriprise Financial, Inc.                             9,100          416,507
  Citigroup, Inc.                                       47,233        2,328,587
  Countrywide Financial Corp.                           18,306          700,754
  Freddie Mac                                           17,427        1,046,317
  Goldman Sachs Group, Inc., (The)                       3,872          584,478
  JPMorgan Chase & Co.                                  33,800        1,441,232
                                                                 ---------------
                                                                      6,517,875
                                                                 ---------------

FOODS--1.3%
  Coca-Cola Co., (The)                                   9,900          435,897
  General Mills, Inc.                                    5,400          280,206
                                                                 ---------------
                                                                        716,103
                                                                 ---------------

HEALTH & PERSONAL CARE--1.9%
  Johnson & Johnson                                     17,456        1,051,200
                                                                 ---------------

HEALTH CARE - DRUGS--2.9%
  Pfizer, Inc.                                          68,282        1,615,552
                                                                 ---------------

                                                                 ---------------

HEALTH CARE - SERVICES--1.3%
  Aetna, Inc.                                           18,400          707,664
                                                                 ---------------

INSURANCE - OTHER--15.0%
  ACE Ltd.                                              17,339          897,640
  Ambac Financial Group, Inc.                           10,115          810,717

                         BOSTON PARTNERS FAMILY OF FUNDS
                                 LARGE CAP FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   ------------  ---------------
INSURANCE - OTHER--(CONTINUED)
  American International Group, Inc.                    13,898   $      844,999
  Assurant, Inc.                                         6,400          312,832
  Berkshire Hathaway, Inc., Class B*                       498        1,528,362
  CIGNA Corp.                                            3,800          352,412
  Conseco, Inc.*                                        32,200          775,698
  Genworth Financial, Inc., Class A                     12,000          401,880
    MBIA, Inc.                                          17,836        1,018,971
  Nationwide Financial Services, Inc., Class A           6,044          261,705
  Radian Group, Inc.                                     6,876          420,261
     St. Paul Travelers Cos., Inc., (The)               14,444          635,825
                                                                 ---------------
                                                                      8,261,302
                                                                 ---------------

LEISURE & LODGING--1.3%
  GTECH Holdings Corp.                                  12,395          428,247
  International Speedway Corp., Class A                  5,400          262,116
                                                                 ---------------
                                                                        690,363
                                                                 ---------------

MANUFACTURING--4.2%
  Ingersoll-Rand Co. Ltd., Class A                      18,600          811,146
  Mettler-Toledo International, Inc.*                    4,400          285,076
  Stanley Works, (The)                                   5,700          276,735
  Tomkins PLC - ADR                                     12,300          262,113
  Tyco International Ltd.                               24,923          675,663
                                                                 ---------------
                                                                      2,310,733
                                                                 ---------------

MEDIA & ENTERTAINMENT--5.1%
  CBS Corp., Class B                                    21,450          555,769
  Clear Channel Communications, Inc.                    13,600          418,880
  Liberty Media Holding Corp., Capital
   Series A*                                             2,457          195,503
  Liberty Media Holding Corp., Interactive
   Class A*                                             12,286          220,657
  Time Warner, Inc.                                     70,566        1,214,441
    Viacom, Inc., Class B*                               5,450          205,738
                                                                 ---------------
                                                                      2,810,988
                                                                 ---------------

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   ------------  ---------------
MEDICAL EQUIPMENT AND SUPPLIES--1.2%
    C.R. Bard, Inc.                                      4,700   $      347,847
  Kinetic Concepts, Inc.*                                7,300          283,970
                                                                 ---------------
                                                                        631,817
                                                                 ---------------

METALS & MINING--0.7%
  Freeport-McMoRan Copper & Gold, Inc., Class B          7,327          410,239
                                                                 ---------------

OIL & GAS  - EXPLORATION--2.5%
  Anadarko Petroleum Corp.                               5,400          268,218
  Apache Corp.                                           5,800          376,304
  Chesapeake Energy Corp.                               14,700          449,673
  Kerr-McGee Corp.                                       2,800          299,180
                                                                 ---------------
                                                                      1,393,375
                                                                 ---------------

OIL & GAS - INTEGRATED MAJORS--11.5%
  Chevron Corp.                                         19,516        1,166,862
  ConocoPhillips                                        22,230        1,406,937
  Exxon Mobil Corp.                                     35,114        2,138,794
  Marathon Oil Corp.                                    10,132          760,406
  Valero Energy Corp.                                   14,134          867,121
                                                                 ---------------
                                                                      6,340,120
                                                                 ---------------

OIL SERVICES--0.5%
  Energen Corp.                                          8,300          281,204
                                                                 ---------------

PUBLISHING & INFORMATION SERVICES--1.2%
    R. R. Donnelley & Sons Co.                          19,700          633,946
                                                                 ---------------

RETAIL - HARD GOODS--4.3%
  Federated Department Stores, Inc.                     11,600          844,828
    J.C. Penney Co., Inc.                               13,400          814,184
  Sherwin-Williams Co., (The)                           14,400          696,528
                                                                 ---------------
                                                                      2,355,540
                                                                 ---------------

SAVINGS & LOANS--1.0%
  Hudson City Bancorp, Inc.                             39,000          533,910
                                                                 ---------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.2%
  Teradyne, Inc.*                                       43,900          683,523
                                                                 ---------------

TELECOMMUNICATION SERVICES--0.3%
  Embarq Corp.*                                          4,405          183,556
                                                                 ---------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                                 LARGE CAP FUND
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   ------------  ---------------
TELECOMMUNICATIONS--2.0%
    AT&T, Inc.                                          12,200   $      317,932
  Sprint Nextel Corp.                                   10,103          214,285
  Vodafone Group PLC - ADR                              23,826          547,998
                                                                 ---------------
                                                                      1,080,215
                                                                 ---------------

TELECOMMUNICATIONS EQUIPMENT--1.8%
  ALLTEL Corp.                                           8,400          519,540
  Motorola, Inc.                                        23,500          495,615
                                                                 ---------------
                                                                      1,015,155
                                                                 ---------------

TOBACCO--1.1%
  Altria Group, Inc.                                     8,192          592,691
                                                                 ---------------

TOTAL COMMON STOCK
    (Cost $48,598,225)                                               52,718,903
                                                                 ---------------

SHORT-TERM INVESTMENTS--4.1%

  PNC Bank Money Market Deposit
    Account 4.55% 06/01/06                           2,291,980        2,291,980

TOTAL SHORT-TERM INVESTMENTS
    (Cost $2,291,980)                                                 2,291,980
                                                                 ---------------

TOTAL INVESTMENTS--99.7%
    (COST $50,890,205) **                                            55,010,883
                                                                 ---------------

OTHER ASSETS IN EXCESS OF LIABILITIES.--0.3%                            160,327
                                                                 ---------------

NET ASSETS--100.0%                                               $   55,171,210
                                                                 ===============

*     -- Non-income producing.

ADR   -- American Depository Receipt.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                             $   50,890,205

      Gross unrealized appreciation                              $    4,935,952
      Gross unrealized depreciation                                    (815,274)
                                                                 ---------------

      Net unrealized appreciation/(depreciation)                 $    4,120,678

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                         BOSTON PARTNERS FAMILY OF FUNDS
                               MID CAP VALUE FUND
                            Portfolio of Investments
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
COMMON STOCK--94.3%

APPAREL--3.4%
  Aeropostale, Inc.*                                     4,600   $      113,804
  Foot Locker, Inc.                                      7,000          169,190
  Jones Apparel Group, Inc.                              3,800          123,272
  Polo Ralph Lauren Corp.                                9,000          508,500
  VF Corp.                                               3,100          195,083
                                                                 ---------------
                                                                      1,109,849
                                                                 ---------------

AUTOMOTIVE PARTS & EQUIPMENT--1.0%
  BorgWarner, Inc.                                       4,900          322,322
                                                                 ---------------

BANKS - MAJOR--0.8%
  Comerica, Inc.                                         5,100          279,225
                                                                 ---------------

BANKS - REGIONAL--2.5%
  Commerce Bancorp, Inc.                                 9,700          381,113
  UMB Financial Corp.                                   13,400          431,748
                                                                 ---------------
                                                                        812,861
                                                                 ---------------

BUSINESS & PUBLIC SERVICES--3.9%
  ARAMARK Corp., Class B                                 9,500          311,125
  BISYS Group, Inc., (The)*                             14,900          219,775
  Manpower, Inc.                                        11,200          737,296
                                                                 ---------------
                                                                      1,268,196
                                                                 ---------------

CHEMICALS - COMMODITY--0.3%
  Georgia Gulf Corp.                                     2,900           93,467
                                                                 ---------------

CHEMICALS - SPECIALTY--4.6%
  Lubrizol Corp., (The)                                  7,800          315,276
  UAP Holding Corp.                                     27,400          646,640
  Valspar Corp., (The)                                  19,700          542,144
                                                                 ---------------
                                                                      1,504,060
                                                                 ---------------

COMPUTER EQUIPMENT & SERVICES--2.8%
  CACI International, Inc., Class A*                     3,500          213,220
  Diebold, Inc.                                          3,600          153,036
  Ingram Micro, Inc., Class A*                          31,700          547,142
                                                                 ---------------
                                                                        913,398
                                                                 ---------------

COMPUTER SOFTWARE--2.9%
  McAfee, Inc.*                                          5,587          132,132
  Sybase, Inc.*                                         20,745          422,576

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------

COMPUTER SOFTWARE--(CONTINUED)
  Take-Two Interactive Software, Inc.*                  24,400   $      397,476
                                                                 ---------------
                                                                        952,184
                                                                 ---------------

CONTAINERS--2.5%
  Crown Holdings, Inc.*                                 37,700          608,101
  Sealed Air Corp.                                       4,100          211,437
                                                                 ---------------
                                                                        819,538
                                                                 ---------------

DATA PROCESSING SERVICES--0.5%
  CSG Systems International, Inc.*                       7,200          167,616
                                                                 ---------------

DISTRIBUTION--1.1%
  W.W. Grainger, Inc.                                    4,895          353,223
                                                                 ---------------

ELECTRONICS--2.6%
  Amphenol Corp., Class A                                2,700          149,985
  Arrow Electronics, Inc.*                              12,300          399,750
  Avnet, Inc.*                                          14,300          315,744
                                                                 ---------------
                                                                        865,479
                                                                 ---------------

FINANCIAL SERVICES--5.5%
  A.G. Edwards, Inc.                                     6,000          321,600
  Affiliated Managers Group, Inc.*                       2,450          220,990
  Federated Investors, Inc., Class B                    18,800          603,856
  IndyMac Bancorp, Inc.                                 10,800          495,720
  Student Loan Corp., (The)                                810          150,628
                                                                 ---------------
                                                                      1,792,794
                                                                 ---------------

FOODS--0.9%
  Corn Products International, Inc.                     11,400          304,152
                                                                 ---------------

HEALTH CARE - SERVICES--4.2%
  Kindred Healthcare, Inc.*                             25,500          646,680
  LifePoint Hospitals, Inc.*                             5,600          197,848
  Lincare Holdings, Inc.*                               13,900          518,470
                                                                 ---------------
                                                                      1,362,998
                                                                 ---------------

INSURANCE - LIFE--1.6%
  Scottish Re Group Ltd.                                16,600          322,372
  UnumProvident Corp.                                   12,100          217,316
                                                                 ---------------
                                                                        539,688
                                                                 ---------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                               MID CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2006
                                   (UNAUDITED)


                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------

INSURANCE - OTHER--12.7%
  Ambac Financial Group, Inc.                            1,600   $      128,240
  Assurant, Inc.                                         5,400          263,952
  Assured Guaranty Ltd.                                 23,900          595,349
  CNA Financial Corp.*                                  11,100          361,638
  Conseco, Inc.*                                        20,900          503,481
  Hanover Insurance Group, Inc.                          6,970          330,030
  MBIA, Inc.                                             4,700          268,511
  Nationwide Financial Services, Inc.,
     Class A                                             6,700          290,110
  PMI Group, Inc., (The)                                14,000          637,000
  Radian Group, Inc.                                    10,800          660,096
  White Mountains Insurance Group Ltd.                     265          141,128
                                                                 ---------------
                                                                      4,179,535
                                                                 ---------------

INTERNET SERVICES--1.1%
  Expedia, Inc.*                                        10,600          150,626
  United Online, Inc.                                   17,400          207,408
                                                                 ---------------
                                                                        358,034
                                                                 ---------------

LEISURE & LODGING--3.0%
  GTECH Holdings Corp.                                  20,200          697,910
  Hilton Hotels Corp.                                    5,600          153,776
  Pinnacle Entertainment, Inc.*                          4,300          133,085
                                                                 ---------------
                                                                        984,771
                                                                 ---------------

MACHINERY--0.5%
  Terex Corp.*                                           1,820          166,530
                                                                 ---------------

MANUFACTURING--3.9%
  Dover Corp.                                            2,600          126,984
  Federal Signal Corp.                                  14,100          215,448
  Knoll, Inc.                                           35,000          647,500
  Mettler-Toledo International, Inc.*                    4,400          285,076
                                                                 ---------------
                                                                      1,275,008
                                                                 ---------------

MARKETING--1.0%
  Nu Skin Enterprises, Inc., Class A                    19,900          341,484
                                                                 ---------------

MEDIA--2.0%
  Media General, Inc. Class A                            3,500          131,705
  Meredith Corp.                                        10,800          540,540
                                                                 ---------------
                                                                        672,245
                                                                 ---------------

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------

MEDICAL EQUIPMENT & SUPPLIES--2.0%
  C.R. Bard, Inc.                                        4,300   $      318,243
  Kinetic Concepts, Inc.*                                8,800          342,320
                                                                 ---------------
                                                                        660,563
                                                                 ---------------

OIL & GAS - EXPLORATION--3.6%
  Newfield Exploration Co.*                             11,300          482,849
  Pioneer Natural Resources Co.                          7,000          285,670
  Pogo Producing Co.                                     9,100          410,046
                                                                 ---------------
                                                                      1,178,565
                                                                 ---------------

OIL & GAS - REFINING & MARKETING--1.2%
  Tesoro Corp.                                           5,600          381,416
                                                                 ---------------

OIL SERVICES--1.5%
  Energen Corp.                                         14,200          481,096
                                                                 ---------------

PUBLISHING & INFORMATION SERVICES--4.3%
  Bowne & Co., Inc.                                     17,600          255,200
  R. R. Donnelley & Sons Co.                            18,300          588,894
  Scholastic Corp.*                                     11,500          302,680
  Valassis Communications, Inc.*                         8,700          252,213
                                                                 ---------------
                                                                      1,398,987
                                                                 ---------------

REAL ESTATE INVESTMENT TRUST (REIT)--1.5%
  Maguire Properties, Inc.                               5,525          174,921
  Ventas, Inc.                                           9,425          305,747
                                                                 ---------------
                                                                        480,668
                                                                 ---------------

RECREATIONAL PRODUCTS - TOYS--1.8%
  Hasbro, Inc.                                          13,500          250,290
  Mattel, Inc.                                          20,700          347,967
                                                                 ---------------
                                                                        598,257
                                                                 ---------------

RESTAURANTS--0.6%
  Burger King Holdings, Inc.*                           10,300          192,610
                                                                 ---------------

RETAIL - HARD GOODS--4.1%
  Claire's Stores, Inc.                                 14,400          391,248
  Fossil, Inc.*                                          7,000          127,610
  Michaels Stores, Inc.                                 10,800          419,796
  Sherwin-Williams Co., (The)                            8,600          415,982
                                                                 ---------------
                                                                      1,354,636
                                                                 ---------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                               MID CAP VALUE FUND
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.3%
  Emulex Corp.*                                         23,900   $      423,508
                                                                 ---------------

TELECOMMUNICATIONS--2.9%
  CenturyTel, Inc.                                      10,700          382,525
  West Corp.*                                           11,500          557,980
                                                                 ---------------
                                                                        940,505
                                                                 ---------------

TOBACCO--0.5%
  Loews Corp. - Carolina Group                           3,900          181,116
                                                                 ---------------

TRANSPORT - SERVICES--1.7%
  Bristow Group, Inc.*                                  10,000          360,100
  Laidlaw International, Inc.                            7,400          186,480
                                                                 ---------------
                                                                        546,580
                                                                 ---------------

TRAVEL SERVICES--0.5%
  Sabre Holdings Corp., Class A                          8,200          175,480
                                                                 ---------------

UTILITIES - ELECTRIC--1.5%
  Sierra Pacific Resources*                             34,900          483,365
                                                                 ---------------

TOTAL COMMON STOCK
     (Cost $27,940,927)                                              30,916,009
                                                                 ---------------
INVESTMENT COMPANY--1.4%

FINANCIAL SERVICES--1.4%
  Apollo Investment Corp.                               24,688          470,060
                                                                 ---------------

TOTAL INVESTMENT COMPANY
     (Cost $359,275)                                                    470,060
                                                                 ---------------
SHORT-TERM INVESTMENTS--4.4%

SHORT-TERM INVESTMENTS--4.4%
  PNC Bank Money Market Deposit Account
      4.55% 06/01/06                                 1,438,951        1,438,951
                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS
     (Cost $1,438,951)                                                1,438,951
                                                                 ---------------
TOTAL INVESTMENTS--100.1%
     (COST $29,739,153) **                                           32,825,020
                                                                 ---------------
LIABILITIES IN EXCESS OF OTHER
     ASSETS--(0.1)%                                                     (37,558)
                                                                 ---------------
NET ASSETS--100.0%                                               $   32,787,462
                                                                 ===============

*     -- Non-income producing.

ADR   -- American Depository Receipt.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                             $   29,739,153

      Gross unrealized appreciation                              $    3,877,718
      Gross unrealized depreciation                                    (791,851)
                                                                 ---------------

      Net unrealized appreciation/(depreciation)                 $    3,085,867

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                         BOSTON PARTNERS FAMILY OF FUNDS
                               ALL-CAP VALUE FUND
                            Portfolio of Investments
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
COMMON STOCK--97.3%

APPAREL--4.6%
  Jones Apparel Group, Inc.                              3,265   $      105,916
  Liz Claiborne, Inc.                                    3,180          122,970
  NIKE, Inc., Class B                                    1,500          120,465
  Pacific Sunwear of California, Inc.*                   6,365          139,712
  VF Corp.                                               1,620          101,947
                                                                 ---------------
                                                                        591,010
                                                                 ---------------

BUSINESS & PUBLIC SERVICES--1.7%
  ARAMARK Corp., Class B                                 2,265           74,179
  West Corp.*                                            2,995          145,317
                                                                 ---------------
                                                                        219,496
                                                                 ---------------

CHEMICALS - SPECIALTY--1.5%
  Ashland, Inc.                                          2,350          146,875
  Sigma-Aldrich Corp.                                      660           45,817
                                                                 ---------------
                                                                        192,692
                                                                 ---------------

COMPUTER EQUIPMENT & SERVICES--1.9%
  Agilysys, Inc.                                           290            4,785
  Hewlett-Packard Co.                                    7,155          231,679
                                                                 ---------------
                                                                        236,464
                                                                 ---------------

COMPUTER SOFTWARE--2.4%
  McAfee, Inc.*                                          3,300           78,045
  Microsoft Corp.                                       10,235          231,823
                                                                 ---------------
                                                                        309,868
                                                                 ---------------

CONSUMER NON-CYCLICAL--0.5%
  National Presto Industries, Inc.                       1,200           65,160
                                                                 ---------------

CONSUMER PRODUCTS--1.0%
  Tupperware Brands Corp.                                6,195          127,431
                                                                 ---------------

DISTRIBUTION--0.7%
  W.W. Grainger, Inc.                                    1,155           83,345
                                                                 ---------------

DIVERSIFIED OPERATION--0.9%
  Leggett & Platt, Inc.                                  2,115           53,700
  Rent-A-Center, Inc.*                                   2,735           65,038
                                                                 ---------------
                                                                        118,738
                                                                 ---------------

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
ELECTRONIC COMPONENTS & INSTRUMENTS--0.3%
  Bel Fuse, Inc., Class B                                1,045   $       32,792
                                                                 ---------------

ELECTRONICS--0.5%
  Amphenol Corp., Class A                                1,205           66,938
                                                                 ---------------

FINANCE--0.1%
  Peoples Choice Financial Corp. 144A                    1,720            9,460
                                                                 ---------------

FINANCIAL SERVICES--7.4%
  Ameriprise Financial, Inc.                             2,980          136,395
  Castlepoint Holdings Ltd. 144A*                        3,725           40,975
  Citigroup, Inc.                                        2,620          129,166
  Countrywide Financial Corp.                            3,259          124,755
  Fannie Mae                                             1,845           91,789
  Freddie Mac                                            5,030          302,001
  Highland Financial Trust 144A*                         2,755           41,325
  RAM Holdings Ltd.*                                     2,675           34,507
  Tac Acquisition Corp.*                                 7,355           41,335
                                                                 ---------------
                                                                        942,248
                                                                 ---------------

FOODS--0.8%
  Boulder Specialty Brands, Inc.*                        4,815           45,743
  Nestle S.A. - ADR                                        820           61,331
                                                                 ---------------
                                                                        107,074
                                                                 ---------------

HEALTH & PERSONAL CARE--2.5%
  Johnson & Johnson                                      5,320          320,370
                                                                 ---------------

HEALTH CARE - DRUGS--6.0%
  AstraZeneca PLC - ADR                                  1,345           71,204
  Pfizer, Inc.                                          16,801          397,512
  Sanofi-Aventis - ADR                                   3,750          177,263
  Wyeth                                                  2,760          126,242
                                                                 ---------------
                                                                        772,221
                                                                 ---------------

HEALTH CARE - SERVICES--1.5%
  Laboratory Corp. of America Holdings*                    760           45,114
  Lincare Holdings, Inc.*                                4,060          151,438
                                                                 ---------------
                                                                        196,552
                                                                 ---------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                               ALL-CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
INSURANCE - LIFE--1.3%
  Scottish Re Group Ltd.                                 6,400   $      124,288
  UnumProvident Corp.                                    2,656           47,702
                                                                 ---------------
                                                                        171,990
                                                                 ---------------

INSURANCE - OTHER--26.7%
  ACE Ltd.                                               9,160          474,213
  Alleghany Corp.*                                         786          221,888
  Ambac Financial Group, Inc.                              940           75,341
  American International Group, Inc.                     2,235          135,888
  AmTrust Financial Services 144A*                       4,740           35,550
  Assurant, Inc.                                         3,115          152,261
  Assured Guaranty Ltd.                                  7,113          177,185
  CNA Financial Corp.*                                   4,045          131,786
  Hanover Insurance Group, Inc.                          3,325          157,439
  Loews Corp.                                           15,360          521,933
  Marsh & McLennan Companies, Inc.                       3,425           96,003
  MBIA, Inc.                                             5,540          316,500
  Millea Holdings, Inc. - ADR                              495           44,035
  National Atlantic Holdings Corp., Class A*             2,950           30,533
  Quanta Capital Holdings Ltd.*                         23,520           56,918
  Radian Group, Inc.                                     2,825          172,664
  Specialty Underwriters' Alliance, Inc.*                2,330           15,774
  St. Paul Travelers Companies, Inc., (The)              2,755          121,275
  Torchmark Corp.                                        1,435           84,493
  Wesco Financial Corp.                                    310          123,566
  White Mountains Insurance Group Ltd.                     490          260,954
                                                                 ---------------
                                                                      3,406,199
                                                                 ---------------

INTERNET SERVICES--1.1%
  IAC/InterActiveCorp*                                   5,255          135,737
                                                                 ---------------

LEISURE & LODGING--1.5%
  GTECH Holdings Corp.                                   3,735          129,044
  International Speedway Corp., Class A                  1,320           64,073
                                                                 ---------------
                                                                        193,117
                                                                 ---------------

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
MANUFACTURING--1.7%
  Makita Corp. - ADR                                     4,360   $      135,727
  Tyco International Ltd.                                3,020           81,872
                                                                 ---------------
                                                                        217,599
                                                                 ---------------

MARKETING--0.3%
  FTD Group, Inc.*                                       3,050           40,046
                                                                 ---------------

MEDIA & ENTERTAINMENT--0.6%
  Liberty Media Holding Corp., Capital
    Series A*                                              473           37,637
  Liberty Media Holding Corp., Interactive
    Class A*                                             2,369           42,547
                                                                 ---------------
                                                                         80,184
                                                                 ---------------

MEDICAL EQUIPMENT AND SUPPLIES--2.4%
  Becton, Dickinson and Co.                              2,405          145,334
  C.R. Bard, Inc.                                        1,335           98,803
  Kinetic Concepts, Inc.*                                1,510           58,739
                                                                 ---------------
                                                                        302,876
                                                                 ---------------

OFFICE EQUIPMENT & SUPPLIES--0.5%
  Avery Dennison Corp.                                   1,085           64,438
                                                                 ---------------

OIL & GAS - EXPLORATION--3.9%
  Anadarko Petroleum Corp.                               2,790          138,579
  Kerr-McGee Corp.                                       1,043          111,445
  Mariner Energy, Inc. 144A*                             1,965           33,562
  Pioneer Natural Resources Co.                          2,895          118,145
  Quest Resource Corp.*                                  1,078           16,655
  Quest Resource Corp. 144A*                             2,430           37,544
  Rosetta Resources, Inc. 144A*                          2,035           35,775
                                                                 ---------------
                                                                        491,705
                                                                 ---------------

OIL & GAS - INTEGRATED MAJORS--5.5%
  ConocoPhillips                                         3,611          228,540
  Occidental Petroleum Corp.                             2,300          227,907
  Petroleo Brasileiro S.A. - ADR                         1,460          126,801
  Royal Dutch Shell PLC, Class A - ADR                   1,810          120,021
                                                                 ---------------
                                                                        703,269
                                                                 ---------------

REAL ESTATE INVESTMENT TRUST (REIT)--3.6%
  Alesco Financial Trust 144A                            4,145           45,595

                         BOSTON PARTNERS FAMILY OF FUNDS
                               ALL-CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
REAL ESTATE INVESTMENT TRUST (REIT)--(CONTINUED)
  Ashford Hospitality Trust                              3,000   $       35,850
  CBRE Realty Finance, Inc. 144A                         4,520           67,800
  DiamondRock Hospitality Co. 144A                       2,070           31,402
  DiamondRock Hospitality Co.                              460            6,978
  Fieldstone Investment Corp.                            1,685           17,558
  KKR Financial Corp.                                      790           17,024
  KKR Financial Corp. 144A                                 180            3,879
  Luminent Mortgage Capital, Inc.                        2,450           21,829
  Medical Properties Trust, Inc.                         5,450           66,000
  National Health Investors, Inc.                        2,645           70,780
  Saxon Capital, Inc.                                    3,345           37,297
  Taberna Realty Finance Trust 144A                      3,115           38,938
                                                                 ---------------
                                                                        460,930
                                                                 ---------------

RECREATIONAL PRODUCTS - TOYS--1.6%
  Hasbro, Inc.                                           4,550           84,357
  Mattel, Inc.                                           7,160          120,360
                                                                 ---------------
                                                                        204,717
                                                                 ---------------

RESTAURANTS--0.7%
  Yum! Brands, Inc.                                      1,775           89,460
                                                                 ---------------

RETAIL - HARD GOODS--2.9%
  Claire's Stores, Inc.                                  2,525           68,604
  Home Depot, Inc., (The)                                  720           27,446
  Sherwin-Williams Co., (The)                            5,750          278,128
                                                                 ---------------
                                                                        374,178
                                                                 ---------------

SCHOOLS--0.7%
  Career Education Corp.*                                2,800           91,252
                                                                 ---------------

SERVICES - BUSINESS--2.1%
  Dun & Bradstreet Corp., (The)*                         1,370           99,832
  John H. Harland Co.                                    3,865          165,538
                                                                 ---------------
                                                                        265,370
                                                                 ---------------

TELECOMMUNICATIONS--2.2%
  CenturyTel, Inc.                                       1,655           59,166
  Vodafone Group PLC - ADR                               9,455          217,465
                                                                 ---------------
                                                                        276,631
                                                                 ---------------

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
TELECOMMUNICATIONS EQUIPMENT--0.7%
  Motorola, Inc.                                         4,040   $       85,204
                                                                 ---------------

TOBACCO--1.0%
  UST, Inc.                                              2,995          131,810
                                                                 ---------------

TRAVEL SERVICES--0.5%
  Sabre Holdings Corp., Class A                          2,820           60,348
                                                                 ---------------

UTILITIES - ELECTRIC--1.5%
  Korea Electric Power Corp. (KEPCO) - ADR               9,580          194,378
                                                                 ---------------

TOTAL COMMON STOCK
  (Cost $10,978,766)                                                 12,433,297
                                                                 ---------------

PREFERRED STOCK--0.5%

FOODS--0.1%
  Constellation Brands, Inc. 5.75% 09/01/06                350           12,687
                                                                 ---------------

INSURANCE - OTHER--0.3%
  Hartford Financial Services Group, Inc.,
    (The) 7.00% 8/16/06                                    295           23,019
  Scottish Re Group 5.875% 05/21/07                        450           10,777
                                                                 ---------------
                                                                         33,796

                                                                 ---------------

OFFICE EQUIPMENT & SUPPLIES--0.1%
  Xerox Corp. 6.25% 07/01/06                               175           19,891
                                                                 ---------------

TOTAL PREFERRED STOCK
    (Cost $60,321)                                                       66,374
                                                                 ---------------

WARRANTS--0.1%

  Tac Acquisition Corp. $5.00 Expires
    06/28/10*                                           14,710            8,532

TOTAL WARRANTS (Cost $219)                                                8,532
                                                                 ---------------

                                                      PAR
                                                     (000)            VALUE
                                                 -------------   ---------------
INVESTMENT COMPANY--0.2%

  Apollo Investment Corp.                                1,075           20,468

                         BOSTON PARTNERS FAMILY OF FUNDS
                               ALL-CAP VALUE FUND
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                      PAR
                                                     (000)            VALUE
                                                 -------------   ---------------
  Morgan Stanley Asia-Pacific Fund, Inc.                   620   $       10,069
                                                                 ---------------

TOTAL INVESTMENT COMPANY
    (Cost $23,790)                                                       30,537
                                                                 ---------------

                                                    NUMBER
                                                   OF SHARES          VALUE
                                                 -------------   ---------------
SHORT-TERM INVESTMENTS--2.4%

  PNC Bank Money Market Deposit Account
    4.55% 06/01/06                                     302,256          302,256
                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS
    (Cost $302,256)                                                     302,256
                                                                 ---------------

OPTIONS WRITTEN--(0.5%)

  Career Education Corp. Call Options
    Expire 01/23/07 $25.00                                 (28)         (26,340)
  McAfee, Inc. Call Options Expire
    09/16/06 $21.00                                        (33)         (12,111)
  Microsoft Corp. Call Options Expire
    10/21/06 $23.50                                        (30)          (3,726)
  Pacific Sunwear of California, Inc. Call
    Options Expire 06/19/07 $20.00*                        (43)          (2,150)
  Sherwin-Williams Co., (The), Call
    Options Expire 09/23/06 $40.00                         (18)         (16,650)
                                                                 ---------------

TOTAL OPTIONS WRITTEN
    (Cost $(60,398))                                                    (60,977)
                                                                 ---------------

TOTAL INVESTMENTS--100.0%
    (COST $11,304,954) **                                            12,780,019
                                                                 ---------------

OTHER ASSETS IN EXCESS OF
    LIABILITIES--0.0%                                                    (2,030)
                                                                 ---------------
NET ASSETS--100.0%                                               $   12,777,989
                                                                 ===============

*     -- Non-income producing.

ADR   -- American Depository Receipt.

144A -- Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                             $   11,304,954

      Gross unrealized appreciation                              $    1,814,093
      Gross unrealized depreciation                                    (339,028)
                                                                 ---------------

      Net unrealized appreciation/(depreciation)                 $    1,475,065

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                             ROBECO INVESTMENT FUNDS
                              ROBECO WPG TUDOR FUND
                            Portfolio of Investments
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   ------------  ---------------
COMMON STOCK--98.5%

AIRLINES--3.4%
   JetBlue Airways Corp.*                               49,000   $      510,580
   Republic Airways Holdings, Inc.*                     64,000          982,400
   World Air Holdings, Inc.*                            28,800          272,160
                                                                 ---------------
                                                                      1,765,140
                                                                 ---------------

APPAREL--2.7%
   Kellwood Co.                                         10,600          330,614
   Lakeland Industries, Inc.*                           14,597          251,068
   Maidenform Brands, Inc.*                             45,870          568,788
   Quiksilver, Inc.*                                    17,700          220,542
                                                                 ---------------
                                                                      1,371,012
                                                                 ---------------

BANKS - REGIONAL--9.1%
   Bank Mutual Corp.                                    60,300          701,289
   BankUnited Financial Corp., Class A                  24,800          769,296
   Berkshire Hills Bancorp, Inc.                        11,900          409,360
   Citizens Banking Corp.                               28,900          769,896
   Commercial Capital Bancorp, Inc.                     48,900          767,730
   First Financial Bankshares, Inc.                          1               35
   PFF Bancorp, Inc.                                    17,300          588,200
   Synergy Financial Group, Inc.                        47,700          699,759
                                                                 ---------------
                                                                      4,705,565
                                                                 ---------------

BROADCASTING--0.4%
   Westwood One, Inc.                                   28,700          230,174
                                                                 ---------------

CHEMICALS - COMMODITY--2.3%
   Hercules, Inc.*                                      29,800          461,006
   Methanex Corp.                                       14,500          340,460
   Rockwood Holdings, Inc.*                             16,700          394,788
                                                                 ---------------
                                                                      1,196,254
                                                                 ---------------

CHEMICALS - SPECIALTY--1.1%
   UAP Holding Corp.                                    24,500          578,200
                                                                 ---------------

COMPUTER EQUIPMENT & SERVICES--2.2%
   Neoware, Inc.*                                       43,400          896,644
   WidePoint Corp.*                                     92,800          261,696
                                                                 ---------------
                                                                      1,158,340
                                                                 ---------------

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   ------------  ---------------

CONSULTING SERVICES--4.4%
   BearingPoint, Inc.*                                  47,300   $      379,819
   First Consulting Group, Inc.*                       183,500        1,662,510
   FTI Consulting, Inc.*                                 9,400          248,066
                                                                 ---------------
                                                                      2,290,395
                                                                 ---------------

CONSUMER DURABLES--0.2%
   Applica, Inc.*                                       26,100          107,010
                                                                 ---------------

CONSUMER PRODUCTS--2.7%
   Flanders Corp.*                                      51,303          520,725
   Jarden Corp.*                                        18,600          558,744
   Libbey, Inc.                                         28,800          327,456
                                                                 ---------------
                                                                      1,406,925
                                                                 ---------------

DATA PROCESSING SERVICES--0.8%
   MoneyGram International, Inc.                        11,430          399,821
                                                                 ---------------

ELECTRONIC COMPONENTS & INSTRUMENTS--2.2%
   Pemstar, Inc.*                                      258,890          737,836
   Tektronix, Inc.                                       9,500          296,020
   Vishay Intertechnology, Inc.*                         7,900          128,375
                                                                 ---------------
                                                                      1,162,231
                                                                 ---------------

FINANCIAL SERVICES--2.1%
   Technology Investment Capital Corp.                  32,600          458,356
   WSFS Financial Corp.                                 10,500          643,755
                                                                 ---------------
                                                                      1,102,111
                                                                 ---------------

FOODS--3.3%
   Del Monte Foods Co.                                  79,300          938,912
   NBTY, Inc.*                                          29,700          778,734
                                                                 ---------------
                                                                      1,717,646
                                                                 ---------------

GAS UTILITIES--2.4%
   New Jersey Resources Corp.                            9,400          422,248
   UGI Corp.                                            23,500          546,610
   Vectren Corp.                                        11,100          294,483
                                                                 ---------------
                                                                      1,263,341
                                                                 ---------------

HEALTH CARE - DRUGS--0.4%
   Durect Corp. #*                                      44,900          211,030
                                                                 ---------------

                             ROBECO INVESTMENT FUNDS
                              ROBECO WPG TUDOR FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   ------------  ---------------

HEALTH CARE - SERVICES--2.1%
   American Dental Partners, Inc.*                      19,600   $      271,656
   Endocare, Inc.*                                       5,320           16,439
   LifePoint Hospitals, Inc.*                           22,000          777,260
                                                                 ---------------
                                                                      1,065,355
                                                                 ---------------

HEALTH CARE - SUPPLIES--0.3%
   Cantel Medical Corp.*                                10,400          143,624
                                                                 ---------------

INSURANCE - OTHER--4.7%
   AmCOMP, Inc.*                                        34,040          354,016
   Amerisafe, Inc.*                                      2,600           29,250
   Assured Guaranty Ltd.                                30,300          754,773
   CRM Holdings Ltd.*                                   17,580          183,535
   Darwin Professional Underwriters, Inc.*               3,600           69,336
   Endurance Specialty Holdings Ltd.                    18,900          577,395
   Hooper Holmes, Inc.                                  81,840          246,339
   Zenith National Insurance Corp.                       5,000          200,000
                                                                 ---------------
                                                                      2,414,644
                                                                 ---------------

INTERNET SERVICES--5.7%
   Packeteer, Inc.*                                     19,500          223,275
   SafeNet, Inc.*                                       99,300        1,650,366
   WatchGuard Technologies, Inc.*                      147,600          705,528
   webMethods, Inc.*                                    37,800          341,334
                                                                 ---------------
                                                                      2,920,503
                                                                 ---------------

MACHINERY--0.9%
   Global Power Equipment Group, Inc.*                 139,550          489,821
                                                                 ---------------

MANUFACTURING--0.8%
   Olin Corp.                                           22,000          389,620
                                                                 ---------------

MARINE--1.0%
   Maritrans, Inc.                                      20,400          526,116
                                                                 ---------------

MEDIA & ENTERTAINMENT--1.2%
   New Frontier Media, Inc.*                            69,400          599,616
                                                                 ---------------

MEDICAL EQUIPMENT AND SUPPLIES--0.5%
   Laserscope*                                          12,600          267,120
                                                                 ---------------

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   ------------  ---------------

METALS & MINING--1.6%
   Uranium Resources, Inc.*                            161,057   $      845,549
                                                                 ---------------

OIL & GAS - EXPLORATION--3.9%
   InterOil Corp. #*                                    60,840        1,022,112
   Rosetta Resources, Inc.*                             13,600          239,088
   Rosetta Resources, Inc. 144A*                        27,100          476,418
   Warren Resources, Inc.*                              20,400          254,796
                                                                 ---------------
                                                                      1,992,414
                                                                 ---------------

OIL SERVICES--3.6%
   Delek US Holdings, Inc.*                              1,100           16,280
   Newpark Resources, Inc.*                            315,710        1,856,375
                                                                 ---------------
                                                                      1,872,655
                                                                 ---------------

PAPER FOREST PRODUCTS & PACKAGING--0.9%
   Schweitzer-Mauduit International, Inc.               18,210          461,988
                                                                 ---------------

PUBLISHING & INFORMATION SERVICES--7.3%
   MDC Partners, Inc.*                                 353,640        3,214,588
   Princeton Review, Inc., (The)*                       95,154          536,668
                                                                 ---------------
                                                                      3,751,256
                                                                 ---------------

RAILROAD & BULK SHIPPING--1.2%
   RailAmerica, Inc.*                                   54,400          612,000
                                                                 ---------------

REAL ESTATE INVESTMENT TRUST (REIT)--10.0%
   Annaly Mortgage Management, Inc.                     20,200          262,600
   Anworth Mortgage Asset Corp.                         51,800          409,220
   Capital Lease Funding, Inc.                          56,300          669,970
   Colonial Properties Trust                             9,400          420,180
   Deerfield Triarc Capital Corp.                       33,500          434,830
   Education Realty Trust, Inc.                         20,700          291,870
   Federal Realty Investment Trust                       8,300          567,554
   KKR Financial Corp.                                  15,700          338,335
   Luminent Mortgage Capital, Inc.                     108,500          966,735
   MFA Mortgage Investments, Inc.                      115,500          783,090
                                                                 ---------------
                                                                      5,144,384
                                                                 ---------------

RESTAURANTS--0.1%
   Burger King Holdings, Inc.*                           1,700           31,790
                                                                 ---------------

                             ROBECO INVESTMENT FUNDS
                              ROBECO WPG TUDOR FUND
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   ------------  ---------------

RETAIL--0.5%
   1-800-FLOWERS.COM, Inc., Class A*                    41,900   $      264,389
                                                                 ---------------

RUBBER AND PLASTIC--0.5%
   Cooper Tire & Rubber Co.                             21,400          243,532
                                                                 ---------------

SERVICES - BUSINESS--1.1%
   Marlin Business Services Corp.*                      25,900          547,526
                                                                 ---------------

TELECOMMUNICATIONS EQUIPMENT--4.0%
   Axesstel, Inc.*                                     402,720          583,944
   CPI International, Inc.*                             12,600          214,200
   Plantronics, Inc.                                    59,100        1,273,605
                                                                 ---------------
                                                                      2,071,749
                                                                 ---------------

TOBACCO--1.2%
   Universal Corp.                                      17,400          641,364
                                                                 ---------------

TRANSPORTATION - SHIPPING--3.1%
   OMI Corp.                                            11,300          210,632
   Overseas Shipholding Group, Inc.                     10,100          518,635
   Seaspan Corp.                                        16,600          346,608
   StealthGas, Inc.                                     36,840          522,023
                                                                 ---------------
                                                                      1,597,898
                                                                 ---------------

TRUCKING--0.5%
   Marten Transport Ltd.*                               14,310          280,047
                                                                 ---------------

UTILITIES - ELECTRIC--2.1%
   El Paso Electric Co.*                                24,800          478,144
   Great Plains Energy, Inc.                            11,200          312,144
   Hawaiian Electric Industries, Inc. #                 11,100          298,257
                                                                 ---------------
                                                                      1,088,545
                                                                 ---------------

TOTAL COMMON STOCK
     (Cost $46,713,418)                                              50,928,700
                                                                 ---------------

WARRANTS--0.4%

DIVERSIFIED OPERATION--0.1%
   Fortress America Acquisition Corp. $5.00
        expires 07/12/09*                               74,000           51,060
                                                                 ---------------

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   ------------  ---------------

TRANSPORT - SERVICES--0.3%
   Navios Maritime Holdings, Inc. $5.00
        expires 12/9/08*                               308,950   $      139,027
                                                                 ---------------

TOTAL WARRANTS
     (Cost $44,400)                                                     190,087
                                                                 ---------------

SHORT-TERM INVESTMENTS--2.3%
   Dreyfus Government Cash Management Fund
        4.843% 06/01/06                              1,169,469        1,169,469
                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS
     (Cost $1,169,469)                                                1,169,469
                                                                 ---------------
TOTAL INVESTMENTS--101.2%
     (COST $47,927,287) **                                           52,288,256
                                                                 ---------------
LIABILITIES IN EXCESS OF OTHER
     ASSETS--(1.2)%                                                    (614,755)
                                                                 ---------------
NET ASSETS--100.0%                                               $   51,673,501
                                                                 ===============

*     -- Non-income producing.

#     Portion of security out on loan.

144A -- Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                             $   47,927,287

      Gross unrealized appreciation                              $    6,928,725
      Gross unrealized depreciation                                  (2,567,756)
                                                                 ---------------

      Net unrealized appreciation/(depreciation)                 $    4,360,969

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                            ROBECO INVESTMENT FUNDS
                        ROBECO WPG LARGE CAP GROWTH FUND
                            Portfolio of Investments
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                      NUMBER
                                                    OF SHARES        VALUE
                                                   ------------  ---------------
COMMON STOCK--99.3%

AEROSPACE/DEFENSE--3.5%
  Boeing Co. (The)                                       3,800   $      316,350
  General Dynamics Corp.                                 5,500          350,020
                                                                 ---------------
                                                                        666,370
                                                                 ---------------

CAPITAL GOODS--0.4%
  Deere & Co.                                              800           68,480
                                                                 ---------------

CEMENT MANUFACTURING--0.7%
  Cemex S.A. de C.V. - ADR                               2,500          142,425
                                                                 ---------------

CHEMICALS - COMMODITY--2.1%
  PPG Industries, Inc.                                   6,200          398,908
                                                                 ---------------

COMPUTER EQUIPMENT & SERVICES--6.4%
  BMC Software, Inc.*                                   12,400          249,860
  Hewlett-Packard Co.                                   17,300          560,174
  International Business Machines Corp.                  5,200          415,480
                                                                 ---------------
                                                                      1,225,514
                                                                 ---------------

COMPUTER SOFTWARE--2.7%
  Microsoft Corp.                                       22,600          511,890
                                                                 ---------------

CONSUMER CYCLICAL SERVICES--5.9%
  Black & Decker Corp., (The)                            3,200          278,272
  Home Depot, Inc., (The)                               17,000          648,040
  Wal Mart Stores, Inc.                                  4,300          208,335
                                                                 ---------------
                                                                      1,134,647
                                                                 ---------------

CONSUMER NON-CYCLICAL--4.4%
  Colgate-Palmolive Co.                                  8,600          518,924
  Procter & Gamble Co., (The)                            5,877          318,827
                                                                 ---------------
                                                                        837,751
                                                                 ---------------

DIVERSIFIED OPERATIONS--1.6%
  General Electric Co.                                   9,200          315,192
                                                                 ---------------

ENERGY--0.8%
  TXU Corp.                                              2,700          154,710
                                                                 ---------------

FINANCIAL SERVICES--8.2%
  American Express Co.                                   8,100          440,316
  Ameriprise Financial, Inc.                             2,160           98,863

                                                      NUMBER
                                                    OF SHARES        VALUE
                                                   ------------  ---------------
FINANCIAL SERVICES--(CONTINUED)
  Genworth Financial, Inc., Class A                      4,400   $      147,356
  Goldman Sachs Group, Inc., (The)                       2,600          392,470
  JPMorgan Chase & Co.                                   6,800          289,952
  Moody's Corp.                                          3,900          203,970
                                                                 ---------------
                                                                      1,572,927
                                                                 ---------------

FOODS--4.8%
  Archer-Daniels-Midland Co.                            12,000          498,840
  PepsiCo, Inc.                                          6,900          417,174
                                                                 ---------------
                                                                        916,014
                                                                 ---------------

HEALTH & PERSONAL CARE--1.4%
  Johnson & Johnson                                      4,300          258,946
                                                                 ---------------

HEALTH CARE - DRUGS--2.3%
  AstraZeneca PLC - ADR                                  4,900          259,406
  Cephalon, Inc.*                                        3,000          179,160
                                                                 ---------------
                                                                        438,566
                                                                 ---------------

HEALTH CARE - SERVICES--4.1%
  Express Scripts, Inc.*                                 3,300          241,824
  Humana, Inc.*                                          3,900          197,457
  McKesson Corp.                                         6,800          336,600
                                                                 ---------------
                                                                        775,881
                                                                 ---------------

HEALTHCARE FACILITIES/SUPPLIES--8.7%
  Gilead Sciences, Inc.*                                 8,700          498,771
  GlaxoSmithKline PLC - ADR                              9,900          547,470
  Hospira, Inc.*                                         5,600          250,936
  UnitedHealth Group, Inc.                               8,300          364,868
                                                                 ---------------
                                                                      1,662,045
                                                                 ---------------

INSURANCE - OTHER--2.3%
  Allstate Corp., (The)                                  4,700          258,547
  St. Paul Travelers Companies, Inc., (The)              3,900          171,678
                                                                 ---------------
                                                                        430,225
                                                                 ---------------

INTERNET SOFTWARE--1.9%
  Google, Inc., Class A*                                   300          111,546

                             ROBECO INVESTMENT FUNDS
                        ROBECO WPG LARGE CAP GROWTH FUND
                      Portfolio of Investments (Concluded)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                      NUMBER
                                                    OF SHARES        VALUE
                                                   ------------  ---------------
INTERNET SOFTWARE--(CONTINUED)
  Novell, Inc.*                                         31,600   $      244,268
                                                                 ---------------
                                                                        355,814
                                                                 ---------------

MANUFACTURING--2.3%
  American Standard Companies, Inc.                     10,200          433,398
                                                                 ---------------

MEDIA & ENTERTAINMENT--1.8%
  CBS Corp., Class B                                    13,600          352,376
                                                                 ---------------

MEDICAL EQUIPMENT AND SUPPLIES--1.7%
  Waters Corp.*                                          7,900          329,035
                                                                 ---------------

METALS--1.4%
  Phelps Dodge Corp.                                     3,200          274,208
                                                                 ---------------

OIL & GAS  - EXPLORATION--2.0%
  Canadian Natural Resources Ltd.                        7,100          381,554
                                                                 ---------------

OIL & GAS - INTEGRATED MAJORS--1.4%
  Valero Energy Corp.                                    4,500          276,075
                                                                 ---------------

PUBLISHING & INFORMATION SERVICES--1.9%
  McGraw-Hill Companies, Inc., (The)                     6,900          356,040
                                                                 ---------------

RESTAURANTS--1.5%
  Yum! Brands, Inc.                                      5,700          287,280
                                                                 ---------------

RETAIL--6.0%
  J.C. Penney Co., Inc.                                  8,100          492,156
  Limited Brands, Inc.                                  16,800          456,288
  Office Depot, Inc.*                                    4,900          203,693
                                                                 ---------------
                                                                      1,152,137
                                                                 ---------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS--5.7%
  Advanced Micro Devices, Inc.*                          7,200          222,408
  Intel Corp.                                           20,600          371,212
  Intersil Corp., Class A                               10,700          286,867
  Micron Technology, Inc.*                              13,200          218,592
                                                                 ---------------
                                                                      1,099,079
                                                                 ---------------

SERVICES - BUSINESS--1.5%
  Global Payments, Inc.                                  6,200          288,796
                                                                 ---------------

TECHNOLOGY--2.0%
  Seagate Technology, Inc.*                             16,000          373,600
                                                                 ---------------

                                                      NUMBER
                                                    OF SHARES        VALUE
                                                   ------------  ---------------
TELECOMMUNICATIONS--0.7%
  NII Holdings, Inc.*                                    2,300   $      125,258
                                                                 ---------------

TELECOMMUNICATIONS EQUIPMENT--3.9%
  Motorola, Inc.                                        17,000          358,530
  Nokia Oyj - ADR                                       18,000          386,460
                                                                 ---------------
                                                                        744,990
                                                                 ---------------

TRANSPORTATION - SHIPPING--3.3%
  Burlington Northern Santa Fe Corp.                     4,500          348,345
  Ryder System, Inc.                                     5,300          286,359
                                                                 ---------------
                                                                        634,704
                                                                 ---------------

TOTAL COMMON STOCK
     (Cost $16,604,796)                                              18,974,835
                                                                 ---------------
EXCHANGE TRADED FUNDS--0.5%
  iShares Russell 1000 Growth Index Fund                 2,100          106,512

TOTAL EXCHANGE TRADED FUNDS
     (Cost $110,072)                                                    106,512
                                                                 ---------------
TOTAL INVESTMENTS--99.8%
     (COST $16,714,868) **                                           19,081,347
                                                                 ---------------
OTHER ASSETS IN EXCESS OF
     LIABILITIES--0.2%                                                   30,652
                                                                 ---------------
NET ASSETS--100.0%                                               $   19,111,999
                                                                 ===============

*     -- Non-income producing.

ADR   -- American Depository Receipt.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                                $16,714,868

      Gross unrealized appreciation                                 $ 2,846,537
      Gross unrealized depreciation                                    (480,058)
                                                                    ------------

      Net unrealized appreciation/(depreciation)                    $ 2,366,479

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                             ROBECO INVESTMENT FUNDS
                            ROBECO WPG CORE BOND FUND
                            Portfolio of Investments
                                  MAY 31, 2006
                                   (UNAUDITED)

                            MOODY'S / S&P      PAR (000'S)             VALUE
                            ---------------   --------------     ---------------
GOVERNMENT AGENCIES--27.3%

FEDERAL HOME LOAN MORTGAGE CORP .--7.4%

    3.350% 04/01/08            Aaa/AAA        $         570      $      550,539

    3.500% 04/01/08            Aaa/AAA                1,330           1,286,907

    4.125% 09/01/09            Aaa/AAA                  635             610,344

    4.375% 03/17/10            Aaa/AAA                1,700           1,644,101

    4.125% 10/18/10            Aaa/AAA                1,490           1,418,066

    6.500% 12/01/14            Aaa/AAA                  472             480,516

    5.500% 09/01/19            Aaa/AAA                2,545           2,505,813

    7.500% 02/01/31            Aaa/AAA                   35              36,311

    7.500% 02/01/31            Aaa/AAA                   23              24,123

    7.500% 02/01/31            Aaa/AAA                   19              19,910

    6.000% 01/01/36            Aaa/AAA                3,086           3,051,012
                                                                 ---------------
                                                                     11,627,642
                                                                 ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION--19.4%

    4.500% 06/15/21(TBA)       Aaa/AAA                2,850           2,696,812

    3.250% 08/15/08            Aaa/AAA                  700             670,122

    9.000% 11/01/10            Aaa/AAA                   52              55,996

    5.500% 06/15/21(TBA)       Aaa/AAA                1,270           1,250,554

    5.500% 07/01/34            Aaa/AAA                4,222           4,066,190

                            MOODY'S / S&P      PAR (000'S)             VALUE
                            ---------------   --------------     ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION--(CONTINUED)

    5.000% 06/15/36(TBA)       Aaa/AAA        $       9,770      $    9,162,423

    5.500% 06/15/36(TBA)       Aaa/AAA                5,620           5,411,003

    6.000% 06/15/36(TBA)       Aaa/AAA                4,825           4,764,688

    6.500% 06/15/36(TBA)       Aaa/AAA                2,110           2,128,463
                                                                 ---------------
                                                                     30,206,251
                                                                 ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.5%

    7.500% 09/15/07            Aaa/AAA                   36              35,769

    6.500% 02/15/24            Aaa/AAA                  236             239,861

    6.500% 04/15/24            Aaa/AAA                   98             100,050

    6.500% 10/15/24            Aaa/AAA                  380             386,647
                                                                 ---------------
                                                                        762,327
                                                                 ---------------

TOTAL GOVERNMENT AGENCIES
    (Cost $43,186,771)                                               42,596,220
                                                                 ---------------
ASSET BACKED SECURITIES--32.1%

BANKS - MAJOR--1.5%
  Banc of America
    Funding Corp.
    Series 2005-E
    Class 4A1
    4.106% 03/20/35(c)         Aaa/AAA                1,874           1,823,932
  First Union-Lehman
    Brothers-Bank of
    America Series
    1998-C2 Class A2
    6.560% 11/18/35            Aaa/AAA                  557             563,963
                                                                 ---------------
                                                                      2,387,895
                                                                 ---------------

                             ROBECO INVESTMENT FUNDS
                            ROBECO WPG CORE BOND FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2006
                                   (UNAUDITED)

                            MOODY'S / S&P      PAR (000'S)             VALUE
                            ---------------   --------------     ---------------

CREDIT CARDS --2.5%
  Citibank Credit Card
    Issuance Trust
    Series 2003-A11
    Class A11
    5.120% 10/15/09(a)
    (c)                        Aaa/AAA        $       1,200      $    1,200,506
  Citibank Credit Card
    Issuance Trust
    Series 2003-A3
    Class A3
    3.100% 03/10/10(c)         Aaa/AAA                1,750           1,681,540
  Citibank Credit Card
    Issuance Trust
    Series 2003-A6
    Class A6
    2.900% 05/17/10(c)         Aaa/AAA                1,000             954,688
                                                                 ---------------
                                                                      3,836,734
                                                                 ---------------
FINANCE --1.1%
  BMW Vehicle Owner
    Trust Series 2003-A
    Class A4
    2.530% 02/25/08(c)         Aaa/AAA                  288             286,531
  Saxon Asset
    Securities
    Trust Series 2005-3
    Class A2A
    5.201% 10/25/35(a)         Aaa/AAA                  858             858,122
  Specialty Underwriting
    & Residential
    Finance Series
    2005-AB2 Class
    A1A
    5.191% 06/25/36(a)         Aaa/AAA                  561             560,985
                                                                 ---------------
                                                                      1,705,638
                                                                 ---------------
MORTGAGE BACKED SECURITIES--27.0%
  Aames Mortgage
    Investment Trust
    Series 2005-4
    Class 2A1
    5.201% 10/25/35(a)         Aaa/AAA                  936             936,062

                            MOODY'S / S&P      PAR (000'S)             VALUE
                            ---------------   --------------     ---------------

MORTGAGE BACKED SECURITIES--(CONTINUED)
  AEGIS Asset Backed
    Securities Trust
    Series 2005-4
    Class 1A1
    5.191% 10/25/35(a)         Aaa/AAA        $         533      $      532,683
  American Home
    Mortgage
    Investment Trust
    Series 2005-3
    Class 2A1
    5.261% 09/25/35(a)         Aaa/AAA                1,097           1,089,282
  Banc of America
    Commercial
    Mortgage, Inc.
    Series 2005-5
    Class A4
    5.115% 10/10/45            Aaa/AAA                1,500           1,422,516
  Banc of America
    Commercial
    Mortgage, Inc.
    Series 2005-6
    Class A4
    5.182% 09/10/47            Aaa/AAA                  820             785,515
  Centex Home Equity
    Series 2006-A
    Class AV1
    5.131% 06/25/36(a)         Aaa/AAA                  680             679,924
  Citigroup/Deutsche
    Bank Commercial
    Mortgage Trust
    Series 2005-CD1
    Class A4
    5.226% 07/15/44            Aaa/AAA                1,500           1,442,681
  Commerical Mortgage
    Asset Trust Series
    1999-C2 Class A2
    7.546% 11/17/32            Aaa/AAA                  325             341,057

                             ROBECO INVESTMENT FUNDS
                            ROBECO WPG CORE BOND FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2006
                                   (UNAUDITED)

                            MOODY'S / S&P      PAR (000'S)             VALUE
                            ---------------   --------------     ---------------

MORTGAGE BACKED SECURITIES--(CONTINUED)
  CS First Boston
    Mortgage Securities
    Corp. Series 2005-
    C4 Class A5
    5.104% 08/15/38            Aaa/AAA        $         810      $      768,579
  GE Capital Commercial
    Mortgage Corp.
    Series 2005-C4
    Class A4
    5.333% 11/10/45            Aaa/AAA                  790             764,957
  GE-WMC Mortgage
    Securities Series
    2005-1 Class A2A
    5.201% 11/25/35(a)         Aaa/AAA                  927             926,778
  Greenpoint Mortgage
    Funding Trust
    Series 2005-HE4
    Class 2A1C
    5.191% 07/25/30(a)         Aaa/AAA                  564             563,527
  Greenwich Capital
    Commercial
    Funding Corp.
    Series 2005-GG5
    Class A5
    5.224% 04/10/37            Aaa/AAA                  400             381,789
  Gsamp Trust Series
    2005-HE4 Class
    A2A
    5.201% 08/25/35(a)         Aaa/AAA                  396             396,337
  GSR Mortgage Loan
    Trust Series 2005-
    AR6 Class 3A1
    4.559% 09/25/35            Aaa/AAA                1,831           1,781,221
  IXIS Real Estate Capital
    Trust Series 2006-
    HE2 Class A1
    5.049% 08/25/36(a)         Aaa/AAA                1,030           1,030,000
  JP Morgan Alternative
    Loan Trust Series
    2006-S2 Class A1B
    4.993% 05/25/36(a)         Aaa/AAA                1,717           1,716,810


                            MOODY'S / S&P      PAR (000'S)             VALUE
                            ---------------   --------------     ---------------

MORTGAGE BACKED SECURITIES--(CONTINUED)
  JP Morgan Chase
    Commercial
    Mortgage Series
    2005-CB13 Class
    A4
    5.294% 01/12/43            Aaa/AAA        $       1,370      $    1,321,835
  JP Morgan Mortgage
    Acquisition Corp.
    Series 2005-WMC1
    Class A2
    5.201% 09/25/35(a)         Aaa/AAA                  776             776,208
  JP Morgan Mortgage
    Trust Series 2004-
    S2 Class 4A5
    6.000% 11/25/34(d)         Aaa/AAA                1,365           1,349,721
  Long Beach Mortgage
    Loan Trust Series
    2005-3 Class 2A1
    5.201% 09/25/35(a)         Aaa/AAA                  788             788,517
  Long Beach Mortgage
    Loan Trust Series
    2006-4 Class 2A1
    5.126% 05/25/36(a)         Aaa/AAA                  440             440,000
  Merrill Lynch Mortgage
    Investors, Inc.
    Series 2006 WMC1
    Class A2A
    5.161% 01/25/37(a)         Aaa/AAA                  647             647,289
  Merrill Lynch Mortgage
    Investors, Inc.
    Series 2006-RM2
    Class A2A
    5.123% 05/25/37(a)         Aaa/AAA                1,600           1,600,000
  Merrill Lynch Mortgage
    Trust Series 2005-
    CKI1 Class A6
    5.245% 11/12/37            Aaa/AAA                  710             683,324
  Morgan Stanley Capital
    I Series 2006-HE4
    Class A1
    5.120% 06/25/36(a)         Aaae/AAA               1,520           1,520,000

                             ROBECO INVESTMENT FUNDS
                            ROBECO WPG CORE BOND FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2006
                                   (UNAUDITED)


                            MOODY'S / S&P      PAR (000'S)             VALUE
                            ---------------   --------------     ---------------

MORTGAGE BACKED SECURITIES--(CONTINUED)
  Morgan Stanley Capital
    I Series 2006-HQ8
    Class A4
    5.388% 03/12/16            Aaa/AAA        $       1,300      $    1,265,395
  Morgan Stanley Capital
    Series 2005-HQ7
    Class A4
    5.205% 11/14/42            Aaa/AAA                1,590           1,527,152
  Morgan Stanley Home
    Equity Loans Series
    2006-3 Class A1
    5.131% 04/25/36(a)         Aaa/AAA                  880             880,000
  Novastar Home Equity
    Loan Series 2005-3
    Class A2A
    5.211% 01/25/36(a)         Aaa/AAA                  998             998,274
  Residential Asset
    Mortgage Products,
    Inc. Series 2005-
    EFC4 Class A1
    5.191% 09/25/35(a)         Aaa/AAA                  895             895,260
  Securitized Asset
    Backed
    Receivables, LLC
    Series 2006-FR1
    Class A2A
    5.151% 11/25/35(a)         Aaa/AAA                1,229           1,229,457
  Soundview Home
    Equity Loan Trust
    Series 2006-OPT3
    Class 2A1
    5.110% 06/25/36(a)         Aaa/AAA                1,000           1,000,000
  Soundview Home
    Equity Loan Trust
    Series 2006-OPT5
    Class 2A1
    5.110% 07/25/36(a)         Aaa/AAA                2,310           2,310,000
  USAA Auto Owner
    Trust Series 2005-3
    Class A3
    4.550% 02/16/10(c)         Aaa/AAA                1,100           1,087,320


                            MOODY'S / S&P      PAR (000'S)             VALUE
                            ---------------   --------------     ---------------

MORTGAGE BACKED SECURITIES--(CONTINUED)
  Wachovia Bank
    Commerical
    Mortgage Trust
    Series 2005-C21
    Class A1
    5.058% 10/15/44            Aaa/AAA        $         612      $      605,364
  Washington Mutual
    Series 2005-AR12
    Class 1A8
    4.846% 10/25/35(c)
    (d)                        Aaa/AAA                1,637           1,601,512
  Wells Fargo Mortgage
    Backed Securities
    Trust Series 2004-
    EE Class 2A1
    3.989% 01/25/35            Aaa/AAA                1,659           1,609,048
  Wells Fargo Mortgage
    Backed Securities
    Trust Series 2005-
    AR16 Class 6A3
    5.002% 10/25/35            Aaa/AAA                2,462           2,416,221
                                                                 ---------------
                                                                     42,111,615
                                                                 ---------------
TOTAL ASSET BACKED SECURITIES
  (Cost $50,858,696)                                                 50,041,882
                                                                 ---------------
CORPORATE BONDS--8.3%

BANKING--1.7%
  Credit Suisse First
    Boston USA, Inc.
    6.125% 11/15/11              Aa3/A+                 515             522,776
  HBOS PLC
    5.920% 10/01/35(a)
    (b) (c)                      A1/A                   700             655,076
  HBOS PLC
    6.413% 09/29/49(a)
    (b) (c)                     A1e/A                   800             722,539
  Skandinaviska
    Enskilda
    5.471% 03/29/49(a)
    (b) (c)                    A2/BBB+                  750             702,289
                                                                 ---------------
                                                                      2,602,680
                                                                 ---------------

                             ROBECO INVESTMENT FUNDS
                           ROBECO WPG CORE BOND FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2006
                                   (UNAUDITED)

                            MOODY'S / S&P      PAR (000'S)             VALUE
                            ---------------   --------------     ---------------

BEVERAGES--0.1%
  Diageo Capital PLC
    3.375% 03/20/08              A2/A         $          95      $       91,447
                                                                 ---------------

FINANCE --3.0%
  American General
    Finance
    4.875% 05/15/10              A1/A+                  660             639,782
  Countrywide Home
    Loan
    2.875% 02/15/07              A3/A                   125             122,791
  Goldman Sachs Group,
    Inc.
    6.450% 05/01/36             A1e/A                 1,205           1,164,746
  Kaupthing Bank
    7.125% 05/19/16(b)          A2/NR                   580             581,198
  MBNA America Bank
    4.625% 08/03/09             Aa1/AA                1,455           1,417,185
  Merrill Lynch & Co.
    6.050% 05/16/16              A1/A                   370             368,358
  Resona Preferred
    Global Securities
    7.191% 07/30/49(a)
    (b)                        Baa3/BBB-                430             436,300
                                                                 ---------------
                                                                      4,730,360
                                                                 ---------------

HOME BUILDERS--0.5%
  D.R. Horton, Inc.
    6.500% 04/15/16           Baa3/BBB-                 805             776,592
                                                                 ---------------

INSURANCE - OTHER--0.4%
  Hartford Life Global
    Funding
    5.200% 02/15/11             Aa3e/AA-                595             584,749
                                                                 ---------------

OIL & GAS - EXPLORATION--0.2 %
  Pemex Project Funding
    Master Trust
    6.625% 06/15/35(b)         Baa1/BBB                 155             140,662
  Pemex Project Funding
    Master Trust
    6.625% 06/15/35           Baa1e/BBB                 270             245,025
                                                                 ---------------
                                                                        385,687
                                                                 ---------------

                            MOODY'S / S&P      PAR (000'S)             VALUE
                            ---------------   --------------     ---------------

PAPER FOREST PRODUCTS & PACKAGING--0.4%
  Sappi Papier Holding
    7.500% 06/15/32(b)          Ba1/BBB-      $         780      $      677,623
                                                                 ---------------

REINSURANCE --0.2%
  Endurance Specialty
    Holdings
    7.000% 07/15/34            Baa1/BBB                 410             396,299
                                                                 ---------------

SPECIAL PURPOSE ENTITY--0.5%
  Glencore Funding LLC
    6.000% 04/15/14(b)         Baa3/BBB-                450             421,939
  MMG Fiduciary Trust
    (AES El Salvador
    Trust)
    6.750% 02/01/16(b)         Baa3/BBB-                330             308,551
                                                                 ---------------
                                                                        730,490
                                                                 ---------------

TELECOMMUNICATION SERVICES--0.8%
  Embarq Corp.
    7.995% 06/01/36            Baa3/BBB-                600             602,990
  Verizon
    Communications
    5.850% 09/15/35              A3/A                   680             587,531
                                                                 ---------------
                                                                      1,190,521
                                                                 ---------------

TELEPHONE - INTEGRATED--0.5%
  Telecom Italia Capital
    6.375% 11/15/33            Baa2/BBB+                785             715,648
                                                                 ---------------

TOTAL CORPORATE BONDS
 (Cost $13,238,226)                                                  12,882,096
                                                                 ---------------

U.S. TREASURY OBLIGATIONS--45.3%

U.S. TREASURY BONDS --2.8%

    5.375% 02/15/31            Aaa/AAA                3,095           3,130,302

    4.500% 02/15/36#           Aaa/AAA                1,375           1,228,477
                                                                 ---------------
                                                                      4,358,779
                                                                 ---------------

U.S. TREASURY NOTES--42.5%

    4.625% 02/29/08            Aaa/AAA                2,590           2,571,487

                             ROBECO INVESTMENT FUNDS
                           ROBECO WPG CORE BOND FUND
                      Portfolio of Investments (Continued)
                                  MAY 31, 2006
                                   (UNAUDITED)

                            MOODY'S / S&P      PAR (000'S)             VALUE
                            ---------------   --------------     ---------------

U.S. TREASURY NOTES--(CONTINUED)

    2.625% 05/15/08#           Aaa/AAA        $       7,120      $    6,802,661

    3.750% 05/15/08#           Aaa/AAA                6,775           6,614,622

    4.375% 11/15/08            Aaa/AAA                6,770           6,666,602

    4.500% 02/15/09            Aaa/AAA                6,165           6,079,991

    4.000% 03/15/10            Aaa/AAA                2,810           2,712,088

    4.750% 03/31/11            Aaa/AAA                3,075           3,036,323

    4.875% 04/30/11            Aaa/AAA                  215             213,413

    4.250% 08/15/13            Aaa/AAA                4,825           4,581,299

    4.500% 11/15/15            Aaa/AAA                3,530           3,362,463

    4.500% 02/15/16            Aaa/AAA                7,325           6,971,627

    5.125% 05/15/16            Aaa/AAA                5,340           5,344,170
  Inflationary Index
    0.875% 04/15/10            Aaa/AAA                3,255           3,255,859
  Inflationary Index
    2.375% 04/15/11            Aaa/AAA                3,100           3,126,544
  Inflationary Index
    1.875% 07/15/13            Aaa/AAA                1,605           1,687,392
  Inflationary Index
    1.875% 07/15/15            Aaa/AAA                3,215           3,154,058
                                                                 ---------------
                                                                     66,180,599
                                                                 ---------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $70,893,296)                                                 70,539,378
                                                                 --------------

                            MOODY'S / S&P         SHARES               VALUE
                            ---------------   --------------     ---------------

SHORT-TERM INVESTMENTS--6.0%

FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.7%
  4.881% 06/13/06                                 1,751,000           1,748,163
  4.899% 06/13/06                                 1,059,000           1,057,274

                            MOODY'S / S&P         SHARES               VALUE
                            --------------    -------------      --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION--(CONTINUED)
2.125% 06/05/06 (c)                               1,455,000      $    1,454,498
                                                                 ---------------
                                                                      4,259,935
                                                                 ---------------

SHORT-TERM INVESTMENTS--3.3%
  Dreyfus Government
    Cash Management
    4.843% 06/01/06                                   5,098           5,098,388
                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $9,358,758)                                                   9,358,323
                                                                 ---------------

TOTAL INVESTMENTS--119.0%
  (COST $187,535,747) *                                             185,417,899
                                                                 ---------------

LIABILITIES IN EXCESS OF
    OTHER ASSETS--
    (19.0)%                                                         (29,645,065)
                                                                 ---------------

NET ASSETS--100.0%                                               $  155,772,834
                                                                 ===============

#     - Portion of security out on loan.

TBA   - To Be Announced.

(a)   Adjustable rate security.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(c)   Callable security.

(d)   Fitch rating.

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                             $  187,535,747

      Gross unrealized appreciation                              $      130,521
      Gross unrealized depreciation                                  (2,248,369)
                                                                 ---------------

      Net unrealized                                             $   (2,117,848)
      appreciation/(depreciation)

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                         Shares           Value
                                                   ------------  ---------------

DOMESTIC COMMON STOCKS -- 93.3%
AEROSPACE & DEFENSE -- 7.0%
AAR Corp.*                                              107,505  $    2,588,720
BE Aerospace, Inc.*                                     159,740       3,541,436
CAE, Inc.                                               150,975       1,262,151
                                                                 ---------------
                                                                      7,392,307
                                                                 ---------------

AGRICULTURE -- 1.0%
Corn Products International, Inc.                        41,425       1,105,219
                                                                 ---------------

AIRCRAFT PARTS & AUXILIARY EQUIPMENT, NEC -- 1.7%
Triumph Group, Inc.*                                     37,375       1,765,221
                                                                 ---------------

AIRLINES -- 1.6%
AirTran Holdings, Inc.*                                 138,800       1,707,240
                                                                 ---------------

AUTOMOBILE PARTS & EQUIPMENT -- 1.4%
American Axle & Manufacturing Holdings, Inc.             62,700       1,099,131
Visteon Corp.*                                           56,300         417,746
                                                                 ---------------
                                                                      1,516,877
                                                                 ---------------

BANKS -- 5.1%
First BanCorp.                                          294,925       3,135,053
W. Holding Co., Inc.                                    305,450       2,278,657
                                                                 ---------------
                                                                      5,413,710
                                                                 ---------------

CHEMICALS & PLASTIC -- 0.7%
A. Schulman, Inc.                                        29,650         716,047
                                                                 ---------------

CHEMICALS - SPECIALTY -- 1.3%
Cytec Industries, Inc.                                   23,975       1,380,480
                                                                 ---------------

COMMERCIAL SERVICES -- 0.8%
Convergys Corp.*                                         45,725         852,314
                                                                 ---------------

COMPUTER COMPONENTS -- 1.1%
Silicon Storage Technology, Inc.*                       313,050       1,164,546
                                                                 ---------------

COMPUTER SOFTWARE -- 3.6%
Dendrite International, Inc.*                            26,900         273,573
Insight Enterprises, Inc.*                               49,150         891,581
Internet Capital Group, Inc.*                           159,600       1,375,752
Take-Two Interactive Software, Inc.                      75,525       1,230,302
                                                                 ---------------
                                                                      3,771,208
                                                                 ---------------

DIVERSIFIED -- 2.1%
Acuity Brands, Inc.                                      32,250       1,286,775
Viad Corp.                                               30,100         923,769
                                                                 ---------------
                                                                      2,210,544
                                                                 ---------------

ELECTRICAL EQUIPMENT -- 0.9%
GameStop Corp., Class A*                                 19,350         830,889
GrafTech International, Ltd.*                            18,400         113,528
                                                                 ---------------
                                                                        944,417
                                                                 ---------------

ELECTRICAL WORK -- 0.7%
Integrated Electrical Services, Inc.*                    39,384         759,727
                                                                 ---------------

                                                         Shares           Value
                                                   ------------  ---------------
ELECTRONICS -- 1.0%
Curtiss-Wright Corp.                                     30,250  $    1,022,450
                                                                 ---------------

ENERGY & UTILITIES -- 4.0%
Reliant Energy, Inc.*                                   364,325       4,244,386
                                                                 ---------------

FARM MACHINERY & EQUIPMENT -- 2.0%
AGCO Corp.*                                              85,600       2,093,776
                                                                 ---------------

FERTILIZERS -- 0.6%
LESCO, Inc.*                                             42,775         669,001
                                                                 ---------------

FINANCE DIVERSIFIED -- 0.9%
Doral Financial Corp.                                   123,875         934,017
                                                                 ---------------

FOOD-MEAT PROCESSING -- 1.1%
Sanderson Farms, Inc.                                    37,475       1,147,484
                                                                 ---------------

FOOTWEAR -- 0.5%
Barry (R.G) Corp.*                                       71,875         481,562
                                                                 ---------------

HEALTHCARE -- 0.8%
Amedisys, Inc.*                                          25,025         894,644
                                                                 ---------------

HOME FURNISHINGS -- 0.3%
La-Z-Boy, Inc.                                           19,650         293,964
                                                                 ---------------

HOUSEHOLD APPLIANCES -- 0.6%
Central Garden & Pet Co.*                                13,900         581,993
                                                                 ---------------

INSURANCE -- 3.2%
Assured Guaranty, Ltd.                                   16,250         404,787
IPC Holdings Ltd.                                         4,150         101,177
Platinum Underwriters Holdings, Ltd.                     33,400         899,796
ProAssurance Corp.*                                      31,131       1,469,695
Ram Holdings, Ltd.                                       36,100         465,690
                                                                 ---------------
                                                                      3,341,145
                                                                 ---------------

LEISURE & ENTERTAINMENT -- 0.5%
Intrawest Corp.                                          12,125         393,820
Magna Entertainment Corp., Class A*                       9,050          52,037
Nautilus, Inc.                                            3,950          66,755
                                                                 ---------------
                                                                        512,612
                                                                 ---------------

MANUFACTURED HOUSING -- 3.0%
Champion Enterprises, Inc.*                             115,200       1,370,880
Fleetwood Enterprises, Inc.*                            188,100       1,768,140
                                                                 ---------------
                                                                      3,139,020
                                                                 ---------------

MANUFACTURING -- 3.2%
Griffon Corp.*                                           35,250         956,685
Jacuzzi Brands, Inc.*                                    21,550         201,924
Navistar International Corp.*                            83,800       2,227,404
                                                                 ---------------
                                                                      3,386,013
                                                                 ---------------

METALS & MINING -- 0.3%
Brush Engineered Materials, Inc.*                        17,000         351,390
                                                                 ---------------

OIL & GAS EXPLORATION -- 0.2%
Aquila, Inc.*                                            47,425         204,402
                                                                 ---------------

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                         Shares           Value
                                                   ------------  ---------------
PAPER & ALLIED PRODUCTS -- 0.4%
Schweitzer-Mauduit International, Inc.                   18,075  $      458,563
                                                                 ---------------

PAPER & FORESTRY PRODUCTS -- 0.6%
Neenah Paper, Inc.                                       21,025         645,047
                                                                 ---------------

PHARMACEUTICALS -- 0.1%
QLT, Inc.*                                                7,800          56,316
                                                                 ---------------

PIPES LINES (NO NATURAL GAS) -- 2.2%
Hudson Highland Group, Inc.*                            197,700       2,356,584
                                                                 ---------------

REAL ESTATE -- 2.8%
American Real Estate Partners, L.P.                       2,525         104,813
Jones Lang LaSalle, Inc.                                  6,200         492,962
MI Developments, Inc., Class A                           60,800       2,132,256
Trammell Crow Co.*                                        6,400         221,632
                                                                 ---------------
                                                                      2,951,663
                                                                 ---------------

REAL ESTATE INVESTMENT TRUST -- 13.3%
American Financial Realty Trust                          74,875         741,262
American Home Mortgage Investment Corp.                 156,600       5,225,742
Anworth Mortgage Asset Corp.                            463,050       3,658,095
Arbor Realty Trust, Inc.                                 33,050         808,403
Boykin Lodging Co.*                                     193,625       2,069,851
Deerfield Triarc Capital Corp.                          109,275       1,418,390
U-Store-It Trust                                         10,850         174,143
                                                                 ---------------
                                                                     14,095,886
                                                                 ---------------

RESIDENTIAL CONSTRUCTION -- 1.5%
M/ I Homes, Inc.                                          2,000          72,000
WCI Communities, Inc.*                                   70,400       1,491,776
                                                                 ---------------
                                                                      1,563,776
                                                                 ---------------

RESTAURANTS -- 1.3%
Triarc Companies, Inc., Class A*                         89,025       1,352,290
                                                                 ---------------

RETAIL - SPECIALTY STORES -- 2.8%
Eddie Bauer Holdings, Inc.*                              18,300         274,500
MarineMax, Inc.*                                         45,225       1,301,123
Pep Boys-Manny, Moe & Jack, (The)                        15,125         204,944
Stein Mart, Inc.                                         50,850         788,175
West Marine, Inc.*                                       15,650         224,734
Zale Corp.*                                               5,875         137,945
                                                                 ---------------
                                                                      2,931,421
                                                                 ---------------

SAVINGS & LOAN ASSOCIATIONS -- 2.5%
First Niagara Financial Group, Inc.                      65,925         928,884
Firstfed Financial Corp.*                                 2,800         161,952
Flagstar Bancorp, Inc.                                   53,950         870,753
Partners Trust Financial Group, Inc.                     18,425         210,229
Provident Financial Services, Inc.                       25,625         470,475
                                                                 ---------------
                                                                      2,642,293
                                                                 ---------------

                                                         Shares           Value
                                                   ------------  ---------------
SCHOOLS -- 1.1%
Corinthian Colleges, Inc.*                               85,950  $    1,186,970
                                                                 ---------------

SEMICONDUCTOR EQUIPMENT -- 3.5%
Advanced Energy Industries, Inc.*                         2,400          33,840
Alliance Semiconductor Corp.*                           216,350         597,126
Axcelis Technologies, Inc.*                              26,725         170,238
BE Semiconductor Industries N.V.*                       521,193       2,918,681
                                                                 ---------------
                                                                      3,719,885
                                                                 ---------------

SEMICONDUCTORS & RELATED -- 4.0%
ASM International N.V.*                                 164,950       2,809,099
STATS ChipPAC, Ltd. -- ADR*                             188,850       1,208,640
ZiLOG, Inc.*                                             84,050         258,874
                                                                 ---------------
                                                                      4,276,613
                                                                 ---------------

SERVICES - COMPUTER PROCESSING & DATA PREPARATION -- 1.3%
Source Interlink Companies, Inc.*                       121,950       1,382,913
                                                                 ---------------

SERVICES - ENGINEERING SERVICES -- 1.0%
Washington Group International, Inc.                     20,100       1,083,189
                                                                 ---------------

TECHNOLOGY -- 0.2%
Mercury Computer Systems, Inc.*                          13,350         219,207
                                                                 ---------------

TELECOMMUNICATIONS & EQUIPMENT -- 0.0%
Andrew Corp.*                                             2,150          21,758
                                                                 ---------------

TRANSPORTATION -- 2.5%
Alexander & Baldwin, Inc.                                21,275         962,694
Florida East Coast, Inc.                                 11,250         623,362
Genesee & Wyoming, Inc.*                                 35,925       1,079,187
                                                                 ---------------
                                                                      2,665,243
                                                                 ---------------

UTILITIES -- 1.0%
Avista Corp.                                             48,575       1,080,794
                                                                 ---------------
  TOTAL DOMESTIC COMMON STOCKS
        (Cost $89,082,866)                                           98,688,127
                                                                 ---------------

CANADIAN COMMON STOCKS -- 0.8%
REAL ESTATE INVESTMENT TRUST -- 0.8%
Trizec Canada, Inc.                                      34,225         783,698
                                                                 ---------------

  TOTAL CANADIAN COMMON STOCK
        (Cost $634,913)                                                 783,698
                                                                 ---------------

MEXICAN COMMON STOCKS -- 1.1%
BROADCASTING & CABLE TELEVISION -- 1.1%
TV Azteca, S.A. de C.V.                               1,815,225       1,123,924
                                                                 ---------------

  TOTAL MEXICAN COMMON STOCKS
      (Cost $1,034,071)                                               1,123,924
                                                                 ---------------

EXCHANGE TRADED FUND -- 0.4%
FINANCE -- 0.4%
iShares Russell 2000 Value Index Fund                     6,400         460,736
                                                                 ---------------

  TOTAL EXCHANGE TRADED FUND
      (Cost $452,455)                                                   460,736
                                                                 ---------------

                                    SCHNEIDER
                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                         Shares           Value
                                                   ------------  ---------------

TEMPORARY INVESTMENT -- 5.0%
PNC Bank Money Market Account - 4.55% 06/01/06     $  5,297,428  $    5,297,428
                                                                 ---------------

  TOTAL TEMPORARY INVESTMENT
      (Cost $5,297,428)                                               5,297,428
                                                                 ---------------

TOTAL INVESTMENTS -- 100.6%
(Cost $96,501,733)**                                                106,353,913
                                                                 ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6)%                        (598,755)
                                                                 ---------------

NET ASSETS -- 100.0%                                             $  105,755,158
                                                                 ===============

*     Non-income producing.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                               $ 96,501,733

      Gross unrealized appreciation                $ 13,795,459
      Gross unrealized depreciation                  (2,943,279)
                                                   -------------

      Net unrealized appreciation/(depreciation)   $  9,852,180

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                                    SCHNEIDER
                                   VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                     Shares          Value
                                                   ------------  ---------------
DOMESTIC COMMON STOCKS -- 88.9%
AEROSPACE & DEFENSE -- 4.4%
Boeing Co., (The)                                       38,125   $    3,173,906
Goodrich Corp.                                          22,925          977,293
                                                                 ---------------
                                                                      4,151,199
                                                                 ---------------

AGRICULTURAL CHEMICALS -- 1.4%
Mosaic Co., (The)*                                      88,310        1,374,104
                                                                 ---------------

AIR CONDITIONING & WARM HEATING EQUIPMENT -- 0 6%
American Standard Companies, Inc.                       14,050          596,984
                                                                 ---------------

AIRLINES -- 0.6%
Southwest Airlines Co.                                  33,550          540,155
                                                                 ---------------

AUTOMOBILE PARTS & EQUIPMENT -- 1.4%
Magna International, Inc.                                  800           62,072
Visteon Corp.*                                         175,325        1,300,911
                                                                 ---------------
                                                                      1,362,983
                                                                 ---------------

AUTOMOBILES -- 1.8%
HONDA MOTOR Co., Ltd. -- ADR                            51,650        1,705,999
                                                                 ---------------

BANKS -- 4.0%
Hudson City Bancorp, Inc.                               36,005          492,908
North Fork Bancorporation, Inc.                        110,966        3,270,168
                                                                 ---------------
                                                                      3,763,076
                                                                 ---------------

BROADCASTING & CABLE TELEVISION -- 4.5%
Liberty Global, Inc., Series A*                         43,509          997,661
Liberty Global, Inc., Series C*                         46,284        1,025,654
Liberty Media Holding Corp - Interactive A*             66,123        1,187,569
Liberty Media Holding Corp. - Capital, Series A*        13,224        1,052,234
                                                                 ---------------
                                                                      4,263,118
                                                                 ---------------

CHEMICALS - DIVERSIFIED -- 0.0%
E. I. du Pont de Nemours & Co                              350           14,885
Lyondell Chemical Co.                                      675           16,335
                                                                 ---------------
                                                                         31,220
                                                                 ---------------

CHEMICALS - SPECIALTY -- 0.7%
Chemtura Corp.                                           8,525           83,801
Cytec Industries, Inc.                                   9,725          559,965
                                                                 ---------------
                                                                        643,766
                                                                 ---------------

COMMERCIAL SERVICES -- 0.2%
Convergys Corp.*                                        11,650          217,156
                                                                 ---------------

COMPUTERS, SOFTWARE & SERVICING -- 4.9%
Activision, Inc.*                                       28,825          376,743
BearingPoint, Inc.*                                    183,695        1,475,071
Dell, Inc.*                                            110,625        2,807,662
                                                                 ---------------
                                                                      4,659,476
                                                                 ---------------

                                                     Shares          Value
                                                   ------------  ---------------
DAIRY PRODUCTS -- 0.5%
Dean Foods Co.*                                         12,975   $      463,208
                                                                 ---------------

ELECTRONIC COMPONENTS -- 1.1%
Celestica, Inc.*                                       109,400        1,040,394
                                                                 ---------------

ELECTRONIC COMPONENTS & ACCESSORIES -- 2.3%
AU Optronics Corp. -- ADR                              147,762        2,145,504
                                                                 ---------------

ENERGY & UTILITIES -- 5.6%
Reliant Energy, Inc.*                                  456,725        5,320,846
                                                                 ---------------

FINANCIAL SERVICES -- 13.4%
Countrywide Financial Corp.                            125,675        4,810,839
Fannie Mae                                              82,975        4,128,006
JPMorgan Chase & Co.                                    81,775        3,486,886
Washington Mutual, Inc.                                  7,750          355,803
                                                                 ---------------
                                                                     12,781,534
                                                                 ---------------

FOOD -- 2.8%
Tate & Lyle P.L.C. -- ADR                               57,900        2,474,663
Tyson Foods, Inc.                                       10,050          160,901
                                                                 ---------------
                                                                      2,635,564
                                                                 ---------------

GAMBLING - NON HOTEL -- 0.4%
GTECH Holdings Corp.                                    10,050          347,228
                                                                 ---------------

HOME FURNISHINGS & HOUSEWARES -- 1.0%
Newell Rubbermaid, Inc.                                 35,650          943,299
                                                                 ---------------

HOTELS & RESTAURANTS -- 3.1%
Hilton Hotels Corp.                                    109,125        2,996,573
                                                                 ---------------

INDUSTRIAL GOODS & MATERIALS -- 3.0%
Tyco International, Ltd.                               106,750        2,893,993
                                                                 ---------------

INSURANCE -- 3.8%
Genworth Financial, Inc., Class A                       71,200        2,384,488
RenaissanceRe Holdings, Ltd.                            18,975          854,824
UnumProvident Corp.                                     23,025          413,529
                                                                 ---------------
                                                                      3,652,841
                                                                 ---------------

LEISURE & ENTERTAINMENT -- 1.9%
Carnival Corp.                                          44,575        1,778,988
                                                                 ---------------

MANUFACTURING -- 2.5%
Navistar International Corp.*                           89,125        2,368,943
                                                                 ---------------

MEDICAL & MEDICAL SERVICES -- 2.2%
Omnicare, Inc.                                          11,500          533,140
Triad Hospitals, Inc.*                                  38,150        1,536,682
                                                                 ---------------
                                                                      2,069,822
                                                                 ---------------

PACKAGING & CONTAINERS -- 0.0%
Pactiv Corp.*                                            1,392           34,341
                                                                 ---------------

PAPER & FORESTRY PRODUCTS -- 2.2%
International Paper Co.                                 62,189        2,113,182
                                                                 ---------------

RADIO BROADCASTING -- 1.1%
Xm Satellite Radio Holdings, Inc.*                      74,150        1,069,243
                                                                 ---------------

                                    SCHNEIDER
                                   VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                     Shares          Value
                                                   ------------  ---------------
REAL ESTATE -- 1.2%
D.R. Horton, Inc.                                       40,550   $    1,068,898
St. Joe Co., (The)                                       2,205          103,679
                                                                 ---------------
                                                                      1,172,577
                                                                 ---------------

REAL ESTATE INVESTMENT TRUST -- 4.5%
Annaly Mortgage Management, Inc.                       168,200        2,186,600
Host Marriott Corp.                                     37,425          751,120
Trizec Properties, Inc.                                 55,450        1,308,065
                                                                 ---------------
                                                                      4,245,785
                                                                 ---------------

RETAIL - CONSUMER ELECTRONICS STORES -- 1.1%
GameStop Corp., Class A*                                24,050        1,032,707
                                                                 ---------------

RETAIL - DEPARTMENT STORES -- 1.7%
Kohl's Corp.*                                           30,100        1,616,069
                                                                 ---------------

SAVINGS & LOAN ASSOCIATIONS -- 0.5%
Golden West Financial Corp.                              3,400          248,540
Sovereign Bancorp, Inc.                                  9,150          204,045
                                                                 ---------------
                                                                        452,585
                                                                 ---------------

SEMI-CONDUCTORS & RELATED -- 1.8%
International Rectifier Corp.*                          38,250        1,704,038
                                                                 ---------------

TELECOMMUNICATIONS & EQUIPMENT -- 0.8%
Telephone and Data Systems, Inc.
  Special Common Shares                                 20,470          782,978
                                                                 ---------------

TRANSPORTATION -- 4.5%
CSX Corp.                                               57,500        3,847,900
Swift Transportation Co., Inc.*                         16,625          476,140
                                                                 ---------------
                                                                      4,324,040
                                                                 ---------------

WHOLESALE - DRUG DISTRIBUTION -- 1.4%
AmerisourceBergen Corp.                                 30,625        1,334,944
                                                                 ---------------

     TOTAL DOMESTIC COMMON STOCKS
         (Cost $75,171,447)                                          84,630,461
                                                                 ---------------

CANADIAN COMMON STOCKS -- 1.0%
MANUFACTURING -- 1.0%
Bombardier, Inc., Class B*                             332,500          951,337
                                                                 ---------------

     TOTAL CANADIAN COMMON STOCK
         (Cost $838,778)                                                951,337
                                                                 ---------------

BRITISH COMMON STOCKS -- 0.7%
ADVERTISING -- 0.7%
YELL GROUP P.L.C                                        64,800          608,118
                                                                 ---------------

     TOTAL BRITISH COMMON STOCKS
         (Cost $610,454)                                                608,118
                                                                 ---------------

                                                    Par (000)        Value
                                                   ------------  ---------------
CORPORATE BONDS -- 0.9%
AMR Corp. (Caa2, CCC)
    4.25%, 09/23/23                                $       566   $      884,375
                                                                 --------------

     TOTAL CORPORATE BONDS
         (Cost $659,351)                                                884,375
                                                                 --------------

                                                     Shares          Value
                                                   ------------  ---------------
PREFERRED STOCKS -- 1.2%
AUTOMOBILE PARTS & EQUIPMENT -- 1.2%
General Motors Corp., 6.25% 07/15/33                    55,300        1,105,447
                                                                 ---------------

     TOTAL PREFERRED STOCKS
        (Cost $959,101)                                               1,105,447
                                                                 ---------------

EXCHANGE TRADED FUND -- 3.8%
FINANCE -- 3.8%
iShares Russell 1000 Value Index Fund                   49,900        3,640,704
                                                                 ---------------

     TOTAL EXCHANGE TRADED FUND
        (Cost $3,587,503)                                             3,640,704
                                                                 ---------------

TEMPORARY INVESTMENT -- 3.8%
PNC Bank Money Market Account - 4.55% 06/01/06       3,641,355        3,641,335
                                                                 ---------------

     TOTAL TEMPORARY INVESTMENT
        (Cost $3,641,335)                                             3,641,335
                                                                 ---------------

TOTAL INVESTMENTS -- 100.3%
(Cost $85,467,969)**                                                 95,461,777
                                                                 ---------------

LIABILITIES IN EXCESS OF OTHER  ASSETS. -- (0.3)%                      (257,280)
                                                                 ---------------

NET ASSETS -- 100.0%                                             $   95,204,497
                                                                 ===============

                                    SCHNEIDER
                                   VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                  MAY 31, 2006
                                   (UNAUDITED)

*     Non-income producing.

ADR   -- American Depository Receipt

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                             $   85,467,969

      Gross unrealized appreciation                              $   11,861,040
      Gross unrealized depreciation                                  (1,867,232)
                                                                 ---------------

      Net unrealized appreciation/(depreciation)                 $    9,993,808

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   ------------  ---------------
COMMON STOCKS--98.7%
BASIC INDUSTRY--2.9%
  H.B. Fuller Co.                                       71,800   $    3,464,350
  OM Group, Inc.*                                       87,100        2,759,328
  Spartech Corp.                                        99,000        2,273,040
  Steel Technologies, Inc.                              84,800        1,590,848
  UAP Holding Corp.                                     23,700          559,320
                                                                 ---------------
                                                                     10,646,886
                                                                 ---------------

CONSUMER CYCLICAL--15.4%
  Ameristar Casinos, Inc.                               77,900        1,621,878
  Barnes & Noble, Inc.                                  37,100        1,416,478
  Callaway Golf Co.                                     53,400          711,822
  CKE Restaurants, Inc.                                118,500        1,987,245
  CSK Auto Corp.*                                      127,400        1,619,254
  Denny's Corp.*                                       223,100        1,026,260
  Dover Downs Gaming & Entertainment, Inc.              99,100        2,517,140
  Furniture Brands International, Inc.                  57,200        1,230,944
  Group 1 Automotive, Inc.                              47,500        2,886,575
  Gymboree Corp., (The)*                                98,200        3,475,298
  Jack in the Box, Inc.*                                76,200        3,174,492
  Lions Gate Entertainment Corp.*                      220,300        2,092,850
  LoJack Corp.*                                         27,700          488,905
  Longs Drug Stores Corp.                               46,200        2,127,048
  Pantry, Inc., (The)*                                  43,000        2,485,400
  PAREXEL International Corp.*                          73,200        2,100,840
  Phillips-Van Heusen Corp.                             69,700        2,470,865
  Radio One, Inc., Class D*                            274,400        2,011,352
  Reinsurance Group of America, Inc.                    60,500        2,870,725
  Ryder System, Inc.                                    43,700        2,361,111
  Skechers U.S.A., Inc., Class A*                      124,000        3,330,640
  Sotheby Holdings, Inc., Class A*                      74,200        1,984,850
  Stein Mart, Inc.                                      58,200          902,100
  Steven Madden Ltd.*                                  108,750        3,477,825
  Wet Seal, Inc., (The), Class A*                      421,000        1,915,550
  Williams Scotsman International, Inc.*               113,900        2,961,400
  WMS Industries, Inc.*                                 41,800        1,084,292
                                                                 ---------------
                                                                     56,333,139
                                                                 ---------------

CONSUMER GROWTH--14.6%
  Adams Respiratory Therapeutics, Inc.*                  3,700          171,236
  Air Methods Corp.*                                   116,700        2,619,915

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   ------------  ---------------
CONSUMER GROWTH--(CONTINUED)
  Alpharma, Inc., Class A                                7,914   $      185,346
  AMERIGROUP Corp.*                                     44,500        1,277,150
  Andersons, Inc., (The)                                25,100        2,592,328
  AngioDynamics, Inc.*                                 107,900        3,021,200
  Anika Therapeutics, Inc.*                             67,400          709,048
  Aspreva Pharmaceuticals Corp.*                        86,700        2,599,266
  Axcan Pharma, Inc.*                                  160,100        2,050,881
  Candela Corp.*                                       108,000        1,859,760
  Chemed Corp.                                          15,700          845,445
  Connetics Corp.*                                     144,900        1,702,575
  Cutera, Inc.*                                         85,000        1,401,650
  Dade Behring Holdings, Inc.                           83,800        3,121,550
  Datascope Corp.                                       58,500        2,007,135
  Education Management Corp.*                           72,700        3,122,465
  Haemonetics Corp.*                                    45,700        2,307,850
  Hi-Tech Pharmacal Co., Inc.*                         105,600        2,092,992
  ICT Group, Inc.*                                      95,000        2,544,100
  John Wiley & Sons, Inc.                               23,800          828,954
  Kendle International, Inc.*                           94,500        3,063,690
  KOS Pharmaceuticals, Inc.*                            12,500          536,375
  Magellan Health Services, Inc.*                       43,600        1,763,620
  Natus Medical, Inc.*                                 123,700        1,542,539
  Orthofix International, N.V.*                         20,900          794,200
  Pain Therapeutics, Inc.*                             112,900          959,650
  PerkinElmer, Inc.                                    103,800        2,165,268
  Scholastic Corp.*                                     34,900          918,568
  Steiner Leisure Ltd.*                                 55,370        2,308,375
  Valeant Pharmaceuticals International                118,100        2,031,320
                                                                 ---------------
                                                                     53,144,451
                                                                 ---------------

ENERGY--6.5%
  Advanced Energy Industries, Inc.*                    145,600        2,052,960
  Core Laboratories N.V.*                               64,900        3,666,850
  Frontier Oil Corp.                                    47,700        2,671,200
  Giant Industries, Inc.*                               33,300        2,104,560
  Harvest Natural Resources, Inc.*                     168,500        2,326,985
  Mitcham Industries, Inc.*                            121,200        1,786,488
  NATCO Group, Inc., Class A*                           81,600        2,509,200
  Tesoro Corp.                                          52,800        3,596,208
  Trico Marine Services, Inc.*                          71,800        2,319,140
  VAALCO Energy, Inc.*                                 108,900          768,834
                                                                 ---------------
                                                                     23,802,425
                                                                 ---------------

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   ------------  ---------------
FINANCIAL--14.5%
  Arch Capital Group Ltd.*                              52,400   $    3,007,760
  Banco Itau Holding Financeira S.A. - ADR             107,000        2,850,480
  BankUnited Financial Corp., Class A                   33,600        1,042,272
  Calamos Asset Management, Inc., Class A               96,200        3,058,198
  Cash America International, Inc.                      64,900        1,996,973
  Commerce Group, Inc., (The)                           48,700        2,763,725
  Dollar Financial Corp.*                               53,200        1,016,652
  Endurance Specialty Holdings, Ltd.                    77,800        2,376,790
  EZCORP, Inc., Class A*                               117,100        3,783,501
  First American Corp.                                  25,200        1,057,644
  First BanCorp                                         37,600          399,688
  GFI Group, Inc.*                                      33,100        1,799,316
  IntercontinentalExchange, Inc.*                       46,400        2,584,480
  LandAmerica Financial Group, Inc.                     42,300        2,830,716
  Max Re Capital Ltd.                                  102,000        2,448,000
  optionsXpress Holding, Inc.                           86,300        2,486,303
  Phoenix Companies, Inc., (The)                        26,500          375,770
  Platinum Underwriters Holdings Ltd.                   98,700        2,658,978
  Quanta Capital Holdings Ltd.*                         10,900           26,378
  Safety Insurance Group, Inc.                          57,300        2,701,122
  Seabright Insurance Holdings*                         48,500          768,240
  Selective Insurance Group, Inc.                       26,200        1,427,900
  StanCorp Financial Group, Inc.                        46,100        2,250,602
  Thomas Weisel Partners Group, Inc.*                   50,200        1,102,894
  Tower Group, Inc.                                    112,300        3,482,423
  Zenith National Insurance Corp.                       60,950        2,438,000
                                                                 ---------------
                                                                     52,734,805
                                                                 ---------------

INDUSTRIAL--16.9%
  AMERCO*                                               25,100        2,219,091
  ASE Test Ltd.*                                       232,500        2,164,575
  Builders FirstSource, Inc.*                           92,000        1,909,920
  C&D Technologies, Inc.                               151,500          999,900
  Celadon Group, Inc.*                                 119,550        3,343,814
  Columbus McKinnon Corp.*                             146,700        3,858,210
  CommScope, Inc.*                                      94,200        2,753,466
  Consolidated Graphics, Inc.*                          48,300        2,460,402
  EGL, Inc.*                                            57,900        2,609,553
  EMCOR Group, Inc.*                                     9,200          442,428
  EnPro Industries, Inc.*                               46,100        1,602,436

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   ------------  ---------------
INDUSTRIAL--(CONTINUED)
  Fuel-Tech N.V.*                                      156,700   $    2,355,201
  Greif, Inc., Class A                                   7,300          462,820
  Hub Group, Inc., Class A*                             68,200        3,227,224
  IMPCO Technologies, Inc.*                             21,900          234,111
  Interface, Inc., Class A*                            170,300        1,955,044
  Kforce, Inc.*                                        151,900        2,321,032
  Laidlaw International, Inc.                           79,800        2,010,960
  MPS Group, Inc.*                                     174,700        2,627,488
  On Assignment, Inc.*                                 204,500        2,417,190
  Pacer International, Inc.                             93,600        2,762,136
  PHH Corp.*                                           101,600        2,596,896
  Snap-On, Inc.                                         26,500        1,109,820
  Spherion Corp.*                                      267,900        2,239,644
  Stamps.com, Inc.*                                     70,900        2,126,291
  Sterling Construction Co., Inc.*                      91,900        2,802,950
  Tennant Co.                                           18,300          908,595
  Thomas & Betts Corp.*                                 56,700        3,260,250
  U.S. Concrete, Inc.*                                 166,500        2,061,270
                                                                 ---------------
                                                                     61,842,717
                                                                 ---------------

TECHNOLOGY--26.6%
  24/7 Real Media, Inc.*                               291,600        2,434,860
  Advent Software, Inc.*                                70,200        2,303,262
  Amkor Technology, Inc.*                              171,800        1,633,818
  ANADIGICS, Inc.*                                     414,700        3,541,538
  Anaren, Inc.*                                         41,200          809,992
  Ansoft Corp.*                                        150,600        2,948,748
  Arris Group, Inc.*                                   168,900        2,030,178
  Aspen Technology, Inc.*                              234,500        2,743,650
  Asyst Technologies, Inc.*                            298,300        2,052,304
  Brightpoint, Inc.*                                   132,120        2,824,726
  Conexant Systems, Inc.*                              527,900        1,546,747
  Covad Communications Group, Inc.*                    591,900        1,231,152
  CryptoLogic, Inc.                                    103,600        2,485,364
  ECI Telecom Ltd.*                                    248,800        2,393,456
  eDiets.com, Inc.*                                    379,500        1,855,755
  Extreme Networks, Inc.*                               79,900          354,756
  Hyperion Solutions Corp.*                             77,850        2,235,073
  i2 Technologies, Inc.*                                59,100          741,705
  InfoSpace, Inc.*                                      92,300        2,092,441
  Intergraph Corp.*                                     25,300          899,415
  Lawson Software, Inc.*                               117,800          795,150

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   ------------  ---------------
TECHNOLOGY--(CONTINUED)
  Manugistics Group, Inc.*                             260,000   $      647,400
  Mattson Technology, Inc.*                            212,000        1,899,520
  McDATA Corp., Class A*                               160,200          605,556
  Mindspeed Technologies, Inc.*                        523,100        1,501,297
  Nam Tai Electronics, Inc.                             42,500          964,325
  ON Semiconductor Corp.*                              240,300        1,451,412
  Orbotech Ltd.*                                        72,200        1,813,664
  Orckit Communications Ltd.*                          104,900        1,324,887
  Planar Systems, Inc.*                                 69,400          928,572
  Plexus Corp.*                                         90,200        3,547,566
  RADVision Ltd.*                                      131,000        2,162,810
  Radyne Corp.*                                        162,700        2,139,505
  Silicon Image, Inc.*                                 181,100        1,724,072
  Skyworks Solutions, Inc.*                            237,600        1,344,816
  SonicWALL, Inc.*                                     189,300        1,595,799
  SPSS, Inc.*                                           75,700        2,800,900
  Stratex Networks, Inc.*                              212,700          889,086
  Sykes Enterprises, Inc.*                             118,100        2,036,044
  Tekelec*                                             135,800        1,959,594
  TheStreet.com, Inc.                                  297,300        3,523,005
  TradeStation Group, Inc.*                            175,800        2,445,378
  Travelzoo, Inc.*                                      61,900        1,843,382
  TriQuint Semiconductor, Inc.*                        226,100        1,166,676
  TriZetto Group, Inc., (The)*                         188,700        2,690,862
  United Online, Inc.                                   94,400        1,125,248
  VA Software Corp.*                                   484,100        2,052,584
  Vignette Corp.*                                      155,200        2,115,376
  Xyratex Ltd.*                                        127,500        3,427,200
  Zoran Corp.*                                         122,900        3,041,775
  Zygo Corp.*                                          157,200        2,364,288
                                                                 ---------------
                                                                     97,086,689
                                                                 ---------------

UTILITY--1.3%
  Compania Anonima Nacional
    Telefonos de Venezuela - ADR                       133,400        2,506,586
  Ormat Technologies, Inc.                              59,100        2,202,657
                                                                 ---------------
                                                                      4,709,243
                                                                 ---------------
    TOTAL COMMON STOCKS
       (Cost $307,243,307)                                          360,300,355
                                                                 ---------------

                                                      NUMBER
                                                    OF SHARES         VALUE
                                                   ------------  ---------------
SHORT TERM INVESTMENTS--1.1%
  Columbia Prime Reserves Fund
    4.97% 06/01/06                                   4,068,159   $    4,068,159
                                                                 ---------------
    TOTAL SHORT TERM INVESTMENTS
       (Cost $4,068,159)                                              4,068,159
                                                                 ---------------

TOTAL INVESTMENTS--99.8%
   (Cost $311,311,466) **                                           364,368,514
                                                                 ---------------

ASSETS IN EXCESS OF OTHER
  LIABILITIES--0.2%                                                     819,048
                                                                 ---------------

NET ASSETS--100.0%                                               $  365,187,562
                                                                 ===============

*     Non-income producing.

ADR   -- American Depository Receipt.

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                             $  311,311,466

      Gross unrealized appreciation                              $   67,914,315
      Gross unrealized depreciation                                 (14,857,267)
                                                                 ---------------
      Net unrealized appreciation/(depreciation)                 $   53,057,048
                                                                 ===============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The RBB Fund, Inc.
            --------------------------------------------------------------

By (Signature and Title)*  /s/ Edward J. Roach
                         -------------------------------------------------
                           Edward J. Roach, President & Treasurer
                           (principal executive officer)

Date     July 14, 2006
    ----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Edward J. Roach
                         -------------------------------------------------
                           Edward J. Roach, President & Treasurer
                           (principal executive officer & principal
                           financial officer)

Date     July 14, 2006
    ----------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.